UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09729

iShares Trust

(Exact name of registrant as specified in charter)

c/o: State Street Bank and Trust Company

100 Summer Street, 4th Floor, Boston, MA 02110

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: August 31, 2018

Date of reporting period: May 31, 2018

Item 1.	Schedules of Investments.

iShares® Adaptive Currency Hedged MSCI Eurozone ETF
Schedule of Investments (unaudited)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Investment Companies
Exchange-Traded Funds — 100.2%
iShares MSCI Eurozone ETF(a)	67,341	$ 2,878,154
Total Investment Companies — 100.2% (Cost: $2,320,326)		2,878,154
Short-Term Investments
Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.64%(a)(b)	1,272	1,272
Total Short-Term Investments — 0.1% (Cost: $1,272)		1,272
Total Investments in Securities — 100.3% (Cost: $2,321,598)		2,879,426
Other Assets, Less Liabilities — (0.3)%		(8,068)
Net Assets — 100.0%		$ 2,871,358
(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates
Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 08/31/17	Shares Purchased	Shares Sold	Shares Held at 05/31/18	Value at 05/31/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	—	0 (a)	—	$ —	$ 193(b)	$ (135)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	1,353	—	(81) (a)	1,272	1,272	16	—	—
iShares MSCI Eurozone ETF	66,259	3,942	(2,860)	67,341	2,878,154	12,745	15,458	48,016
					$2,879,426	$12,954	$ 15,323	$ 48,016

(a)	Net of purchases and sales.
(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.
Forward Foreign Currency Exchange Contracts
Forward foreign currency exchange contracts outstanding as of May 31, 2018 were as follows:
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR 2,426,000	USD 2,827,697	MS	06/04/18	$ 8,419
USD 1,468,573	EUR 1,213,000	MS	06/04/18	50,515
				58,934
USD 1,415,935	EUR 1,213,000	MS	06/04/18	(2,123)
USD 2,169,763	EUR 1,858,000	MS	07/03/18	(7,286)
				(9,409)
Net unrealized appreciation				$ 49,525

iShares® Adaptive Currency Hedged MSCI Eurozone ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018

Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$2,878,154	$ —	$ —	$2,878,154
Money Market Funds	1,272	—	—	1,272
	$2,879,426	$ —	$ —	$2,879,426
Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$ —	$ 58,934	$ —	$ 58,934
Liabilities
Forward Foreign Currency Exchange Contracts	—	(9,409)	—	(9,409)
	$ —	$ 49,525	$ —	$ 49,525

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.
Counterparty Abbreviations
MS	Morgan Stanley and Co. International PLC
Currency Abbreviations
EUR	Euro
USD	United States Dollar

iShares® Adaptive Currency Hedged MSCI Japan ETF
Schedule of Investments (unaudited)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Investment Companies
Exchange-Traded Funds — 100.0%
iShares MSCI Japan ETF(a)	73,502	$ 4,391,009
Total Investment Companies — 100.0% (Cost: $3,636,427)		4,391,009
Short-Term Investments
Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.64%(a)(b)	2,149	2,149
Total Short-Term Investments — 0.1% (Cost: $2,149)		2,149
Total Investments in Securities — 100.1% (Cost: $3,638,576)		4,393,158
Other Assets, Less Liabilities — (0.1)%		(2,990)
Net Assets — 100.0%		$ 4,390,168
(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates
Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 08/31/17	Shares Purchased	Shares Sold	Shares Held at 05/31/18	Value at 05/31/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	—	0 (a)	—	$ —	$ 1,552(b)	$ (51)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	2,838	—	(689) (a)	2,149	2,149	22	—	—
iShares MSCI Japan ETF	97,270	3,957	(27,725)	73,502	4,391,009	29,465	222,087	184,900
					$4,393,158	$31,039	$ 222,036	$ 184,900

(a)	Net of purchases and sales.
(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.
Forward Foreign Currency Exchange Contracts
Forward foreign currency exchange contracts outstanding as of May 31, 2018 were as follows:
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY 342,653,000	USD 3,144,869	MS	06/04/18	$ 4,949
USD 3,153,877	JPY 342,653,000	MS	06/04/18	4,059
				9,008
JPY 342,653,000	USD 3,153,877	MS	06/04/18	(4,059)
USD 3,140,989	JPY 342,653,000	MS	06/04/18	(8,830)
JPY 3,184,000	USD 29,344	MS	07/03/18	(15)
USD 2,238,475	JPY 243,368,000	MS	07/03/18	(3,225)
				(16,129)
Net unrealized depreciation				$ (7,121)

iShares® Adaptive Currency Hedged MSCI Japan ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018

Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$4,391,009	$ —	$ —	$4,391,009
Money Market Funds	2,149	—	—	2,149
	$4,393,158	$ —	$ —	$4,393,158
Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$ —	$ 9,008	$ —	$ 9,008
Liabilities
Forward Foreign Currency Exchange Contracts	—	(16,129)	—	(16,129)
	$ —	$ (7,121)	$ —	$ (7,121)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.
Counterparty Abbreviations
MS	Morgan Stanley and Co. International PLC
Currency Abbreviations
JPY	Japanese Yen
USD	United States Dollar

iShares® Currency Hedged MSCI Australia ETF
Schedule of Investments (unaudited)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Investment Companies
Exchange-Traded Funds — 100.1%
iShares MSCI Australia ETF(a)	53,555	$ 1,208,736
Total Investment Companies — 100.1% (Cost: $1,097,512)		1,208,736
Short-Term Investments
Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.64%(a)(b)	636	636
Total Short-Term Investments — 0.1% (Cost: $636)		636
Total Investments in Securities — 100.2% (Cost: $1,098,148)		1,209,372
Other Assets, Less Liabilities — (0.2)%		(2,194)
Net Assets — 100.0%		$ 1,207,178
(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates
Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 08/31/17	Shares Purchased	Shares Sold	Shares Held at 05/31/18	Value at 05/31/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	631	5 (a)	—	636	$ 636	$ 7	$ —	$ —
iShares MSCI Australia ETF	50,995	7,200	(4,640)	53,555	1,208,736	29,830	3,854	(3,914)
					$1,209,372	$29,837	$ 3,854	$ (3,914)

(a)	Net of purchases and sales.
Forward Foreign Currency Exchange Contracts
Forward foreign currency exchange contracts outstanding as of May 31, 2018 were as follows:
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD 1,582,000	USD 1,194,270	MS	06/04/18	$ 2,118
USD 1,142,542	AUD 1,510,000	MS	06/04/18	604
USD 24,220	AUD 32,000	MS	07/03/18	16
				2,738
AUD 1,510,000	USD 1,142,541	MS	06/04/18	(604)
USD 54,351	AUD 72,000	DB	06/04/18	(99)
USD 1,141,293	AUD 1,510,000	MS	06/04/18	(645)
USD 1,194,442	AUD 1,582,000	MS	07/03/18	(2,151)
				(3,499)
Net unrealized depreciation				$ (761)

iShares® Currency Hedged MSCI Australia ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018

Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$1,208,736	$ —	$ —	$1,208,736
Money Market Funds	636	—	—	636
	$1,209,372	$ —	$ —	$1,209,372
Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$ —	$ 2,738	$ —	$ 2,738
Liabilities
Forward Foreign Currency Exchange Contracts	—	(3,499)	—	(3,499)
	$ —	$ (761)	$ —	$ (761)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.
Counterparty Abbreviations
DB	Deutsche Bank AG London
MS	Morgan Stanley and Co. International PLC
Currency Abbreviations
AUD	Australian Dollar
USD	United States Dollar

iShares® Currency Hedged MSCI Canada ETF
Schedule of Investments (unaudited)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Investment Companies
Exchange-Traded Funds — 100.0%
iShares MSCI Canada ETF(a)	277,388	$ 7,972,131
Total Investment Companies — 100.0% (Cost: $7,800,455)		7,972,131
Short-Term Investments
Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.64%(a)(b)	4,036	4,036
Total Short-Term Investments — 0.0% (Cost: $4,036)		4,036
Total Investments in Securities — 100.0% (Cost: $7,804,491)		7,976,167
Other Assets, Less Liabilities — (0.0)%		(3,947)
Net Assets — 100.0%		$ 7,972,220
(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates
Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 08/31/17	Shares Purchased	Shares Sold	Shares Held at 05/31/18	Value at 05/31/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	0 (a)	—	—	$ —	$ 463(b)	$ (2)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	1,161	2,875 (a)	—	4,036	4,036	36	—	—
iShares MSCI Canada ETF	89,118	291,087	(102,817)	277,388	7,972,131	67,213	196,917	8,298
					$7,976,167	$67,712	$ 196,915	$ 8,298

(a)	Net of purchases and sales.
(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.
Forward Foreign Currency Exchange Contracts
Forward foreign currency exchange contracts outstanding as of May 31, 2018 were as follows:
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD 9,943,000	USD 7,665,953	MS	06/04/18	$ 2,970
USD 9,055,068	CAD 11,656,000	MS	06/04/18	64,927
USD 68,002	CAD 88,000	MS	07/03/18	71
				67,968
CAD 1,713,000	USD 1,338,766	MS	06/04/18	(17,548)
USD 7,883,741	CAD 10,217,000	MS	07/03/18	(3,154)
				(20,702)
Net unrealized appreciation				$ 47,266

iShares® Currency Hedged MSCI Canada ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018

Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$7,972,131	$ —	$ —	$7,972,131
Money Market Funds	4,036	—	—	4,036
	$7,976,167	$ —	$ —	$7,976,167
Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$ —	$ 67,968	$ —	$ 67,968
Liabilities
Forward Foreign Currency Exchange Contracts	—	(20,702)	—	(20,702)
	$ —	$ 47,266	$ —	$ 47,266

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.
Counterparty Abbreviations
MS	Morgan Stanley and Co. International PLC
Currency Abbreviations
CAD	Canadian Dollar
USD	United States Dollar

iShares® Currency Hedged MSCI Eurozone ETF
Schedule of Investments (unaudited)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Investment Companies
Exchange-Traded Funds — 100.6%
iShares MSCI Eurozone ETF(a)	39,093,332	$ 1,670,849,010
Total Investment Companies — 100.6% (Cost: $1,642,199,842)		1,670,849,010
Short-Term Investments
Money Market Funds — 0.5%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.64%(a)(b)	8,260,465	8,260,465
Total Short-Term Investments — 0.5% (Cost: $8,260,465)		8,260,465
Total Investments in Securities — 101.1% (Cost: $1,650,460,307)		1,679,109,475
Other Assets, Less Liabilities — (1.1)%		(18,098,808)
Net Assets — 100.0%		$ 1,661,010,667
(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates
Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 08/31/17	Shares Purchased	Shares Sold	Shares Held at 05/31/18	Value at 05/31/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	—	8,260,465 (a)	—	8,260,465	$ 8,260,465	$ 19,381	$ —	$ —
iShares MSCI Eurozone ETF	42,763,824	23,180,625	(26,851,117)	39,093,332	1,670,849,010	8,450,846	128,840,639	(88,299,898)
					$1,679,109,475	$8,470,227	$128,840,639	$ (88,299,898)

(a)	Net of purchases and sales.
Forward Foreign Currency Exchange Contracts
Forward foreign currency exchange contracts outstanding as of May 31, 2018 were as follows:
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR 303,596,868	USD 353,827,214	CITI	06/04/18	$ 1,092,873
EUR 1,251,999,911	USD 1,455,360,671	UBS	06/04/18	8,290,520
USD 1,531,174,836	EUR 1,266,215,911	BBP	06/04/18	50,904,422
USD 188,635,032	EUR 155,857,434	CITI	06/04/18	6,429,812
USD 1,579,188	EUR 1,341,000	JPM	06/04/18	11,492
USD 155,338,760	EUR 128,339,675	MS	06/04/18	5,303,191
USD 17,962,142	EUR 15,054,325	SSB	06/04/18	362,875
USD 12,092,618	EUR 10,160,000	UBS	06/04/18	215,065
EUR 16,026,000	USD 18,746,039	MS	07/03/18	31,882
				72,642,132
EUR 76,977,000	USD 91,241,531	CITI	06/04/18	(1,251,527)
EUR 83,305,000	USD 97,767,222	CS	06/04/18	(379,466)
EUR 1,333,000	USD 1,590,067	JPM	06/04/18	(31,722)

iShares® Currency Hedged MSCI Eurozone ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR 279,000	USD 331,645	NAB	06/04/18	$ (5,480)
EUR 15,335,000	USD 18,331,023	SSB	06/04/18	(403,633)
USD 181,932,383	EUR 155,857,434	CITI	06/04/18	(272,837)
USD 172,290,034	EUR 147,739,434	CITI	07/03/18	(818,629)
USD 46,110,766	EUR 39,413,000	NAB	07/03/18	(70,078)
USD 1,455,525,685	EUR 1,248,972,911	UBS	07/03/18	(7,915,902)
				(11,149,274)
Net unrealized appreciation				$ 61,492,858
Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$1,670,849,010	$ —	$ —	$1,670,849,010
Money Market Funds	8,260,465	—	—	8,260,465
	$1,679,109,475	$ —	$ —	$1,679,109,475
Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$ —	$ 72,642,132	$ —	$ 72,642,132
Liabilities
Forward Foreign Currency Exchange Contracts	—	(11,149,274)	—	(11,149,274)
	$ —	$ 61,492,858	$ —	$ 61,492,858

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.
Counterparty Abbreviations
BBP	Barclays Bank PLC Wholesale
CITI	Citibank N.A.
CS	Credit Suisse Securities (USA) LLC
JPM	JPMorgan Chase Bank N.A.
MS	Morgan Stanley and Co. International PLC
NAB	National Australia Bank Limited
SSB	State Street Bank and Trust Co.
UBS	UBS AG
Currency Abbreviations
EUR	Euro
USD	United States Dollar

iShares® Currency Hedged MSCI Germany ETF
Schedule of Investments (unaudited)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Investment Companies
Exchange-Traded Funds — 100.9%
iShares MSCI Germany ETF(a)	13,104,628	$ 414,630,430
Total Investment Companies — 100.9% (Cost: $405,152,986)		414,630,430
Short-Term Investments
Money Market Funds — 0.4%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.64%(a)(b)	1,721,359	1,721,359
Total Short-Term Investments — 0.4% (Cost: $1,721,359)		1,721,359
Total Investments in Securities — 101.3% (Cost: $406,874,345)		416,351,789
Other Assets, Less Liabilities — (1.3)%		(5,524,678)
Net Assets — 100.0%		$ 410,827,111
(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates
Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 08/31/17	Shares Purchased	Shares Sold	Shares Held at 05/31/18	Value at 05/31/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	—	1,721,359 (a)	—	1,721,359	$ 1,721,359	$ 5,819	$ —	$ —
iShares MSCI Germany ETF	25,676,573	6,185,642	(18,757,587)	13,104,628	414,630,430	1,740,302	53,567,827	(19,181,656)
					$416,351,789	$1,746,121	$53,567,827	$ (19,181,656)

(a)	Net of purchases and sales.
Forward Foreign Currency Exchange Contracts
Forward foreign currency exchange contracts outstanding as of May 31, 2018 were as follows:
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR 319,276,200	USD 370,879,216	BOA	06/04/18	$ 2,370,803
EUR 91,669,600	USD 106,860,921	CITI	06/04/18	305,476
USD 64,764,389	EUR 53,510,800	CITI	06/04/18	2,207,558
USD 179,226	EUR 152,000	HSBC	06/04/18	1,530
USD 1,495,577	EUR 1,270,000	JPM	06/04/18	10,883
USD 529,459,085	EUR 437,123,200	SSB	06/04/18	18,439,965
USD 48,356,174	EUR 39,932,000	TDB	06/04/18	1,673,647
USD 1,446,021	EUR 1,211,000	UBS	06/04/18	30,301
EUR 22,435,000	USD 26,286,484	UBS	07/03/18	965
				25,041,128
EUR 15,352,000	USD 18,416,809	CITI	06/04/18	(469,545)
EUR 228,000	USD 267,459	CS	06/04/18	(916)
EUR 6,171,000	USD 7,229,986	HSBC	06/04/18	(15,775)
EUR 19,006,675	USD 22,828,078	MS	06/04/18	(608,313)

iShares® Currency Hedged MSCI Germany ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR 1,198,000	USD 1,421,844	RBS	06/04/18	$ (21,321)
EUR 68,100,325	USD 81,648,107	SSB	06/04/18	(2,035,385)
EUR 1,633,000	USD 1,953,610	TDB	06/04/18	(44,550)
EUR 66,541,000	USD 79,709,331	UBS	06/04/18	(1,919,538)
USD 2,776,285	EUR 2,380,000	BNP	06/04/18	(6,055)
USD 62,463,157	EUR 53,510,800	CITI	06/04/18	(93,674)
USD 99,301	EUR 86,000	MS	06/04/18	(1,238)
EUR 2,491,000	USD 2,919,427	MS	07/03/18	(682)
USD 371,760,099	EUR 319,276,200	BOA	07/03/18	(2,340,944)
USD 44,499,839	EUR 38,158,800	CITI	07/03/18	(211,439)
USD 22,958,451	EUR 19,624,000	TDB	07/03/18	(35,304)
USD 7,933,145	EUR 6,779,000	UBS	07/03/18	(9,918)
				(7,814,597)
Net unrealized appreciation				$ 17,226,531
Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$414,630,430	$ —	$ —	$414,630,430
Money Market Funds	1,721,359	—	—	1,721,359
	$416,351,789	$ —	$ —	$416,351,789
Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$ —	$ 25,041,128	$ —	$ 25,041,128
Liabilities
Forward Foreign Currency Exchange Contracts	—	(7,814,597)	—	(7,814,597)
	$ —	$ 17,226,531	$ —	$ 17,226,531

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.
Counterparty Abbreviations
BNP	BNP Paribas SA
BOA	Bank of America N.A.
CITI	Citibank N.A.
CS	Credit Suisse Securities (USA) LLC
HSBC	HSBC Bank PLC
JPM	JPMorgan Chase Bank N.A.
MS	Morgan Stanley and Co. International PLC
RBS	Royal Bank of Scotland PLC
SSB	State Street Bank and Trust Co.
TDB	Toronto Dominion Bank
UBS	UBS AG
Currency Abbreviations
EUR	Euro
USD	United States Dollar

iShares® Currency Hedged MSCI Italy ETF
Schedule of Investments (unaudited)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Investment Companies
Exchange-Traded Funds — 100.6%
iShares MSCI Italy ETF(a)	115,909	$ 3,510,884
Total Investment Companies — 100.6% (Cost: $3,318,267)		3,510,884
Short-Term Investments
Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.64%(a)(b)	1,888	1,888
Total Short-Term Investments — 0.0% (Cost: $1,888)		1,888
Total Investments in Securities — 100.6% (Cost: $3,320,155)		3,512,772
Other Assets, Less Liabilities — (0.6)%		(21,703)
Net Assets — 100.0%		$ 3,491,069
(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates
Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 08/31/17	Shares Purchased	Shares Sold	Shares Held at 05/31/18	Value at 05/31/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	—	0 (a)	—	$ —	$ 465(b)	$ (4)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	2,813	—	(925) (a)	1,888	1,888	25	—	—
iShares MSCI Italy ETF	194,240	14,918	(93,249)	115,909	3,510,884	23,677	623,772	(529,157)
					$3,512,772	$24,167	$ 623,768	$ (529,157)

(a)	Net of purchases and sales.
(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.
Forward Foreign Currency Exchange Contracts
Forward foreign currency exchange contracts outstanding as of May 31, 2018 were as follows:
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR 6,180,000	USD 7,203,312	MS	06/04/18	$ 21,420
USD 3,750,790	EUR 3,098,000	MS	06/04/18	129,071
EUR 199,000	USD 232,831	MS	07/03/18	341
				150,832
EUR 16,000	USD 19,401	MS	06/04/18	(696)
USD 3,616,296	EUR 3,098,000	MS	06/04/18	(5,423)
USD 3,719,342	EUR 3,188,000	MS	07/03/18	(16,089)
				(22,208)
Net unrealized appreciation				$ 128,624

iShares® Currency Hedged MSCI Italy ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018

Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$3,510,884	$ —	$ —	$3,510,884
Money Market Funds	1,888	—	—	1,888
	$3,512,772	$ —	$ —	$3,512,772
Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$ —	$ 150,832	$ —	$ 150,832
Liabilities
Forward Foreign Currency Exchange Contracts	—	(22,208)	—	(22,208)
	$ —	$ 128,624	$ —	$ 128,624

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.
Counterparty Abbreviations
MS	Morgan Stanley and Co. International PLC
Currency Abbreviations
EUR	Euro
USD	United States Dollar

iShares® Currency Hedged MSCI Japan ETF
Schedule of Investments (unaudited)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Investment Companies
Exchange-Traded Funds — 100.1%
iShares MSCI Japan ETF(a)	16,873,640	$ 1,008,031,254
Total Investment Companies — 100.1% (Cost: $937,200,644)		1,008,031,254
Short-Term Investments
Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.64%(a)(b)	233,879	233,879
Total Short-Term Investments — 0.0% (Cost: $233,879)		233,879
Total Investments in Securities — 100.1% (Cost: $937,434,523)		1,008,265,133
Other Assets, Less Liabilities — (0.1)%		(962,648)
Net Assets — 100.0%		$ 1,007,302,485
(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates
Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 08/31/17	Shares Purchased	Shares Sold	Shares Held at 05/31/18	Value at 05/31/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	—	233,879 (a)	—	233,879	$ 233,879	$ 10,374	$ —	$ —
iShares MSCI Japan ETF	21,948,803	9,141,488	(14,216,651)	16,873,640	1,008,031,254	7,506,637	102,535,987	6,334,017
					$1,008,265,133	$ 7,517,011	$102,535,987	$ 6,334,017

(a)	Net of purchases and sales.
Forward Foreign Currency Exchange Contracts
Forward foreign currency exchange contracts outstanding as of May 31, 2018 were as follows:
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY 21,303,042,450	USD 195,840,813	CITI	06/04/18	$ 112,379
JPY 100,847,230,775	USD 925,938,757	CS	06/04/18	1,093,746
JPY 873,348,000	USD 8,024,168	HSBC	06/04/18	4,035
JPY 1,672,806,000	USD 15,356,801	NSI	06/04/18	20,374
JPY 537,208,000	USD 4,897,440	TDB	06/04/18	40,815
USD 150,769	JPY 16,381,000	RBS	06/04/18	187
USD 7,374,626	JPY 800,346,000	UBS	07/03/18	2,515
				1,274,051
JPY 533,891,000	USD 4,916,213	BNP	06/04/18	(8,450)
USD 1,627,480	JPY 178,087,000	BNP	06/04/18	(9,574)
USD 97,594,133	JPY 10,651,521,225	CITI	06/04/18	(319,378)
USD 3,326,874	JPY 363,259,000	CS	06/04/18	(12,364)
USD 850,330,653	JPY 92,636,126,775	HSBC	06/04/18	(1,221,737)

iShares® Currency Hedged MSCI Japan ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 74,365,117	JPY 8,120,708,000	JPM	06/04/18	$ (284,035)
USD 18,452,004	JPY 2,029,402,000	NSI	06/04/18	(203,160)
USD 4,978,133	JPY 551,626,000	SSB	06/04/18	(92,658)
USD 5,141,143	JPY 568,894,000	TDB	06/04/18	(88,383)
JPY 2,375,561,000	USD 21,910,461	CITI	07/03/18	(28,802)
USD 98,004,050	JPY 10,651,521,225	CITI	07/03/18	(108,756)
USD 927,828,259	JPY 100,847,230,775	CS	07/03/18	(1,091,158)
USD 3,261,856	JPY 354,140,000	TNTC	07/03/18	(183)
				(3,468,638)
Net unrealized depreciation				$ (2,194,587)
Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$1,008,031,254	$ —	$ —	$1,008,031,254
Money Market Funds	233,879	—	—	233,879
	$1,008,265,133	$ —	$ —	$1,008,265,133
Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$ —	$ 1,274,051	$ —	$ 1,274,051
Liabilities
Forward Foreign Currency Exchange Contracts	—	(3,468,638)	—	(3,468,638)
	$ —	$ (2,194,587)	$ —	$ (2,194,587)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.
Counterparty Abbreviations
BNP	BNP Paribas SA
CITI	Citibank N.A.
CS	Credit Suisse Securities (USA) LLC
HSBC	HSBC Bank PLC
JPM	JPMorgan Chase Bank N.A.
NSI	Nomura Securities International Inc.
RBS	Royal Bank of Scotland PLC
SSB	State Street Bank and Trust Co.
TDB	Toronto Dominion Bank
TNTC	The Northern Trust Company
UBS	UBS AG
Currency Abbreviations
JPY	Japanese Yen
USD	United States Dollar

iShares® Currency Hedged MSCI Mexico ETF
Schedule of Investments (unaudited)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Investment Companies
Exchange-Traded Funds — 98.7%
iShares MSCI Mexico ETF(a)	20,227	$ 903,742
Total Investment Companies — 98.7% (Cost: $974,326)		903,742
Total Investments in Securities — 98.7% (Cost: $974,326)		903,742
Other Assets, Less Liabilities — 1.3%		11,727
Net Assets — 100.0%		$ 915,469
(a)	Affiliate of the Fund.

Affiliates
Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 08/31/17	Shares Purchased	Shares Sold	Shares Held at 05/31/18	Value at 05/31/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	0 (a)	—	—	$ —	$ 4,772(b)	$ (75)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	1,306	—	(1,306) (a)	—	—	9	—	—
iShares MSCI Mexico Capped ETF	57,159	7,477	(44,409)	20,227	903,742	19,827	103,607	(547,507)
					$903,742	$24,608	$ 103,532	$ (547,507)

(a)	Net of purchases and sales.
(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.
Forward Foreign Currency Exchange Contracts
Forward foreign currency exchange contracts outstanding as of May 31, 2018 were as follows:
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MXN 37,425,000	USD 1,870,091	MS	06/04/18	$ 6,352
USD 1,983,034	MXN 37,425,000	MS	06/04/18	106,591
MXN 1,144,000	USD 56,876	MS	07/03/18	193
USD 963,541	MXN 19,093,000	MS	07/03/18	11,074
				124,210
MXN 37,425,000	USD 1,903,932	MS	06/04/18	(27,489)
USD 1,870,091	MXN 37,425,000	MS	06/04/18	(6,353)
USD 7,416	MXN 149,000	MS	07/03/18	(16)
				(33,858)
Net unrealized appreciation				$ 90,352

iShares® Currency Hedged MSCI Mexico ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018

Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$903,742	$ —	$ —	$903,742
Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$ —	$124,210	$ —	$124,210
Liabilities
Forward Foreign Currency Exchange Contracts	—	(33,858)	—	(33,858)
	$ —	$ 90,352	$ —	$ 90,352

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.
Counterparty Abbreviations
MS	Morgan Stanley and Co. International PLC
Currency Abbreviations
MXN	Mexican Peso
USD	United States Dollar

iShares® Currency Hedged MSCI South Korea ETF
Schedule of Investments (unaudited)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Investment Companies
Exchange-Traded Funds — 99.9%
iShares MSCI South Korea ETF(a)	20,637	$ 1,488,753
Total Investment Companies — 99.9% (Cost: $1,194,716)		1,488,753
Short-Term Investments
Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.64%(a)(b)	719	719
Total Short-Term Investments — 0.0% (Cost: $719)		719
Total Investments in Securities — 99.9% (Cost: $1,195,435)		1,489,472
Other Assets, Less Liabilities — 0.1%		1,422
Net Assets — 100.0%		$ 1,490,894
(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates
Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 08/31/17	Shares Purchased	Shares Sold	Shares Held at 05/31/18	Value at 05/31/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	812	—	(93) (a)	719	$ 719	$ 10	$ —	$ —
iShares MSCI South Korea Capped ETF	21,414	1,455	(2,232)	20,637	1,488,753	44,713	20,649	63,938
					$1,489,472	$44,723	$ 20,649	$ 63,938

(a)	Net of purchases and sales.
Forward Foreign Currency Exchange Contracts
Forward foreign currency exchange contracts outstanding as of May 31, 2018 were as follows:
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
KRW 3,194,206,000	USD 2,963,229	CS	06/04/18	$ 2,127
KRW 64,294,000	USD 59,525	MS	06/04/18	120
USD 1,493,038	KRW 1,597,103,000	CS	06/04/18	11,427
USD 119,868	KRW 128,588,000	MS	06/04/18	579
KRW 5,971,000	USD 5,526	MS	07/03/18	5
USD 1,480,815	KRW 1,597,103,000	CS	07/03/18	1,359
USD 59,577	KRW 64,294,000	MS	07/03/18	19
				15,636
KRW 64,294,000	USD 59,730	MS	06/04/18	(86)
KRW 39,472,000	USD 36,614	MS	07/03/18	(49)
				(135)
Net unrealized appreciation				$ 15,501

iShares® Currency Hedged MSCI South Korea ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018

Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$1,488,753	$ —	$ —	$1,488,753
Money Market Funds	719	—	—	719
	$1,489,472	$ —	$ —	$1,489,472
Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$ —	$ 15,636	$ —	$ 15,636
Liabilities
Forward Foreign Currency Exchange Contracts	—	(135)	—	(135)
	$ —	$ 15,501	$ —	$ 15,501

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.
Counterparty Abbreviations
CS	Credit Suisse Securities (USA) LLC
MS	Morgan Stanley and Co. International PLC
Currency Abbreviations
KRW	South Korean Won
USD	United States Dollar

iShares® Currency Hedged MSCI Spain ETF
Schedule of Investments (unaudited)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Investment Companies
Exchange-Traded Funds — 100.4%
iShares MSCI Spain ETF(a)	564,937	$ 17,236,228
Total Investment Companies — 100.4% (Cost: $18,706,808)		17,236,228
Short-Term Investments
Money Market Funds — 5.8%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.64%(a)(b)	989,876	989,876
Total Short-Term Investments — 5.8% (Cost: $989,876)		989,876
Total Investments in Securities — 106.2% (Cost: $19,696,684)		18,226,104
Other Assets, Less Liabilities — (6.2)%		(1,067,673)
Net Assets — 100.0%		$ 17,158,431
(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates
Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 08/31/17	Shares Purchased	Shares Sold	Shares Held at 05/31/18	Value at 05/31/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	0 (a)	—	—	$ —	$ 9,627(b)	$ 2,305	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	—	989,876 (a)	—	989,876	989,876	1,534	—	—
iShares MSCI Spain Capped ETF	1,589,284	844,692	(1,869,039)	564,937	17,236,228	615,557	9,030,904	(11,410,528)
					$18,226,104	$626,718	$ 9,033,209	$ (11,410,528)

(a)	Net of purchases and sales.
(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.
Forward Foreign Currency Exchange Contracts
Forward foreign currency exchange contracts outstanding as of May 31, 2018 were as follows:
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR 45,124,000	USD 52,623,582	MS	06/04/18	$ 128,655
USD 37,153,262	EUR 30,687,000	MS	06/04/18	1,278,608
				1,407,263
EUR 16,250,000	USD 19,469,361	MS	06/04/18	(472,290)
USD 35,820,935	EUR 30,687,000	MS	06/04/18	(53,719)
USD 17,321,221	EUR 14,847,000	MS	07/03/18	(75,247)
				(601,256)
Net unrealized appreciation				$ 806,007

iShares® Currency Hedged MSCI Spain ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018

Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$17,236,228	$ —	$ —	$17,236,228
Money Market Funds	989,876	—	—	989,876
	$18,226,104	$ —	$ —	$18,226,104
Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$ —	$ 1,407,263	$ —	$ 1,407,263
Liabilities
Forward Foreign Currency Exchange Contracts	—	(601,256)	—	(601,256)
	$ —	$ 806,007	$ —	$ 806,007

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.
Counterparty Abbreviations
MS	Morgan Stanley and Co. International PLC
Currency Abbreviations
EUR	Euro
USD	United States Dollar

iShares® Currency Hedged MSCI Switzerland ETF
Schedule of Investments (unaudited)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Investment Companies
Exchange-Traded Funds — 100.4%
iShares MSCI Switzerland ETF(a)	155,913	$ 5,187,226
Total Investment Companies — 100.4% (Cost: $5,237,524)		5,187,226
Short-Term Investments
Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.64%(a)(b)	2,076	2,076
Total Short-Term Investments — 0.0% (Cost: $2,076)		2,076
Total Investments in Securities — 100.4% (Cost: $5,239,600)		5,189,302
Other Assets, Less Liabilities — (0.4)%		(22,793)
Net Assets — 100.0%		$ 5,166,509
(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates
Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 08/31/17	Shares Purchased	Shares Sold	Shares Held at 05/31/18	Value at 05/31/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	0 (a)	—	—	$ —	$ 533(b)	$ 2	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	3,245	—	(1,169) (a)	2,076	2,076	23	—	—
iShares MSCI Switzerland Capped ETF	191,281	17,756	(53,124)	155,913	5,187,226	—	202,370	(310,510)
					$5,189,302	$ 556	$ 202,372	$ (310,510)

(a)	Net of purchases and sales.
(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.
Forward Foreign Currency Exchange Contracts
Forward foreign currency exchange contracts outstanding as of May 31, 2018 were as follows:
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CHF 5,248,000	USD 5,301,360	MS	06/04/18	$ 23,315
USD 5,338,216	CHF 5,248,000	MS	06/04/18	13,541
USD 2,037	CHF 2,000	MS	07/03/18	2
				36,858
CHF 5,248,000	USD 5,338,216	MS	06/04/18	(13,541)
USD 5,310,609	CHF 5,248,000	MS	06/04/18	(14,066)
CHF 71,000	USD 72,413	MS	07/03/18	(187)
USD 5,315,427	CHF 5,248,000	MS	07/03/18	(23,187)
				(50,981)
Net unrealized depreciation				$ (14,123)

iShares® Currency Hedged MSCI Switzerland ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018

Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$5,187,226	$ —	$ —	$5,187,226
Money Market Funds	2,076	—	—	2,076
	$5,189,302	$ —	$ —	$5,189,302
Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$ —	$ 36,858	$ —	$ 36,858
Liabilities
Forward Foreign Currency Exchange Contracts	—	(50,981)	—	(50,981)
	$ —	$ (14,123)	$ —	$ (14,123)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.
Counterparty Abbreviations
MS	Morgan Stanley and Co. International PLC
Currency Abbreviations
CHF	Swiss Franc
USD	United States Dollar

iShares® Currency Hedged MSCI United Kingdom ETF
Schedule of Investments (unaudited)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Investment Companies
Exchange-Traded Funds — 100.0%
iShares MSCI United Kingdom ETF(a)	552,396	$ 19,902,828
Total Investment Companies — 100.0% (Cost: $18,956,291)		19,902,828
Short-Term Investments
Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.64%(a)(b)	9,775	9,775
Total Short-Term Investments — 0.0% (Cost: $9,775)		9,775
Total Investments in Securities — 100.0% (Cost: $18,966,066)		19,912,603
Other Assets, Less Liabilities — (0.0)%		(8,760)
Net Assets — 100.0%		$ 19,903,843
(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates
Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 08/31/17	Shares Purchased	Shares Sold	Shares Held at 05/31/18	Value at 05/31/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	—	0 (a)	—	$ —	$ 4,297(b)	$ (923)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	11,765	—	(1,990) (a)	9,775	9,775	108	—	—
iShares MSCI United Kingdom ETF	564,475	329,778	(341,857)	552,396	19,902,828	337,644	1,132,862	235,158
					$19,912,603	$342,049	$ 1,131,939	$ 235,158

(a)	Net of purchases and sales.
(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.
Forward Foreign Currency Exchange Contracts
Forward foreign currency exchange contracts outstanding as of May 31, 2018 were as follows:
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP 14,076,000	USD 18,712,612	MS	06/04/18	$ 667
USD 13,914,872	GBP 10,097,795	HSBC	06/04/18	491,363
USD 4,232,187	GBP 3,086,205	MS	06/04/18	129,538
USD 1,194,229	GBP 879,000	SSB	06/04/18	25,730
USD 17,623	GBP 13,000	UBS	06/04/18	341
USD 2,332,628	GBP 1,751,205	MS	07/03/18	1,173
				648,812
GBP 1,031,205	USD 1,371,120	MS	06/04/18	(287)
USD 17,658,998	GBP 13,264,795	MS	07/03/18	(992)
				(1,279)
Net unrealized appreciation				$ 647,533

iShares® Currency Hedged MSCI United Kingdom ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018

Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$19,902,828	$ —	$ —	$19,902,828
Money Market Funds	9,775	—	—	9,775
	$19,912,603	$ —	$ —	$19,912,603
Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$ —	$ 648,812	$ —	$ 648,812
Liabilities
Forward Foreign Currency Exchange Contracts	—	(1,279)	—	(1,279)
	$ —	$ 647,533	$ —	$ 647,533

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.
Counterparty Abbreviations
HSBC	HSBC Bank PLC
MS	Morgan Stanley and Co. International PLC
SSB	State Street Bank and Trust Co.
UBS	UBS AG
Currency Abbreviations
GBP	British Pound
USD	United States Dollar

iShares® Edge MSCI Min Vol Global Currency Hedged ETF
Schedule of Investments (unaudited)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Investment Companies
Exchange-Traded Funds — 100.0%
iShares Edge MSCI Min Vol Global ETF(a)	34,996	$ 2,931,615
Total Investment Companies — 100.0% (Cost: $2,576,982)		2,931,615
Short-Term Investments
Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.64%(a)(b)	1,453	1,453
Total Short-Term Investments — 0.1% (Cost: $1,453)		1,453
Total Investments in Securities — 100.1% (Cost: $2,578,435)		2,933,068
Other Assets, Less Liabilities — (0.1)%		(1,982)
Net Assets — 100.0%		$ 2,931,086
(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates
Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 08/31/17	Shares Purchased	Shares Sold	Shares Held at 05/31/18	Value at 05/31/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	1,405	48 (a)	—	1,453	$ 1,453	$ 14	$ —	$ —
iShares Edge MSCI Min Vol Global ETF	34,828	1,341	(1,173)	34,996	2,931,615	30,313	3,440	85,922
					$2,933,068	$30,327	$ 3,440	$ 85,922

(a)	Net of purchases and sales.
Forward Foreign Currency Exchange Contracts
Forward foreign currency exchange contracts outstanding as of May 31, 2018 were as follows:
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD 116,000	USD 89,435	MS	06/04/18	$ 35
CHF 135,000	USD 136,373	MS	06/04/18	600
CLP 275,000	USD 436	MS	06/04/18	1
CLP 7,864,000	USD 12,457	UBS	06/04/18	20
DKK 377,408	USD 59,100	MS	06/04/18	179
EUR 74,000	USD 86,253	MS	06/04/18	257
HKD 3,290,000	USD 419,392	MS	06/04/18	80
ILS 34,000	USD 9,513	MS	06/04/18	24
JPY 42,801,000	USD 392,870	MS	06/04/18	576
KRW 47,050,000	USD 43,560	MS	06/04/18	88
SGD 51,000	USD 38,058	MS	06/04/18	35
TWD 5,205,000	USD 173,674	CS	06/04/18	49
TWD 5,116,000	USD 170,449	MS	06/04/18	303
USD 90,121	CAD 116,000	MS	06/04/18	651
USD 137,321	CHF 135,000	MS	06/04/18	348

iShares® Edge MSCI Min Vol Global Currency Hedged ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 449	CLP 275,000	MS	06/04/18	$ 13
USD 12,982	CLP 7,864,000	UBS	06/04/18	505
USD 30,666	DKK 188,704	MS	06/04/18	1,027
USD 44,796	EUR 37,000	MS	06/04/18	1,541
USD 56,902	GBP 42,000	MS	06/04/18	1,069
USD 209,746	HKD 1,645,000	MS	06/04/18	10
USD 19,148	INR 1,282,408	BNP	06/04/18	144
USD 21,039	INR 1,418,408	MS	06/04/18	20
USD 393,953	JPY 42,801,000	MS	06/04/18	507
USD 45,390	KRW 48,858,000	MS	06/04/18	65
USD 45,697	KRW 48,858,000	UBS	06/04/18	372
USD 76,630	SGD 102,000	MS	06/04/18	445
USD 176,273	TWD 5,205,000	CS	06/04/18	2,550
USD 101	TWD 3,000	MS	06/04/18	1
CLP 104,000	USD 165	MS	07/05/18	—
HKD 4,000	USD 510	MS	07/05/18	—
KRW 641,000	USD 593	MS	07/05/18	1
USD 12,935	CLP 8,117,000	MS	07/05/18	50
USD 27,966	GBP 21,000	MS	07/05/18	5
USD 266	INR 18,000	MS	07/05/18	—
USD 43,985	KRW 47,469,000	MS	07/05/18	10
				11,581
CHF 135,000	USD 137,321	MS	06/04/18	(348)
CLP 8,139,000	USD 12,967	MS	06/04/18	(54)
GBP 42,000	USD 55,866	MS	06/04/18	(33)
INR 1,282,408	USD 19,012	BNP	06/04/18	(8)
INR 1,418,408	USD 21,026	MS	06/04/18	(8)
JPY 42,801,000	USD 393,953	MS	06/04/18	(507)
KRW 1,808,000	USD 1,691	MS	06/04/18	(14)
KRW 48,858,000	USD 45,390	UBS	06/04/18	(65)
SGD 51,000	USD 38,132	MS	06/04/18	(40)
TWD 95,000	USD 3,216	MS	06/04/18	(45)
USD 136,605	CHF 135,000	MS	06/04/18	(367)
USD 12,893	CLP 8,139,000	MS	06/04/18	(21)
USD 29,593	DKK 188,704	MS	06/04/18	(46)
USD 43,190	EUR 37,000	MS	06/04/18	(65)
USD 209,710	HKD 1,645,000	MS	06/04/18	(25)
USD 9,469	ILS 34,000	MS	06/04/18	(69)
USD 392,331	JPY 42,801,000	MS	06/04/18	(1,115)
USD 173,774	TWD 5,208,000	MS	06/04/18	(49)
JPY 240,000	USD 2,213	MS	07/05/18	(2)
SGD 1,000	USD 748	MS	07/05/18	(1)
TWD 73,000	USD 2,439	MS	07/05/18	—
USD 89,514	CAD 116,000	MS	07/05/18	(35)
USD 136,758	CHF 135,000	MS	07/05/18	(599)
USD 40	CLP 25,000	MS	07/05/18	—
USD 30,996	DKK 197,704	MS	07/05/18	(134)
USD 43,168	EUR 37,000	MS	07/05/18	(192)
USD 1,331	GBP 1,000	MS	07/05/18	—

iShares® Edge MSCI Min Vol Global Currency Hedged ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 215,101	HKD 1,686,000	MS	07/05/18	$ (51)
USD 9,534	ILS 34,000	MS	07/05/18	(25)
USD 19,854	INR 1,344,408	MS	07/05/18	(1)
USD 393,732	JPY 42,801,000	MS	07/05/18	(574)
USD 38,077	SGD 51,000	MS	07/05/18	(37)
USD 173,447	TWD 5,201,000	MS	07/05/18	(308)
				(4,838)
Net unrealized appreciation				$ 6,743
Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$2,931,615	$ —	$ —	$2,931,615
Money Market Funds	1,453	—	—	1,453
	$2,933,068	$ —	$ —	$2,933,068
Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$ —	$ 11,581	$ —	$ 11,581
Liabilities
Forward Foreign Currency Exchange Contracts	—	(4,838)	—	(4,838)
	$ —	$ 6,743	$ —	$ 6,743

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.
Counterparty Abbreviations
BNP	BNP Paribas SA
CS	Credit Suisse Securities (USA) LLC
MS	Morgan Stanley and Co. International PLC
UBS	UBS AG
Currency Abbreviations
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
DKK	Danish Drone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
SGD	Singapore Dollar
TWD	New Taiwan Dollar
USD	United States Dollar

iShares® Edge MSCI Multifactor Consumer Discretionary ETF
Schedule of Investments (unaudited)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Auto Components — 8.0%
Autoliv Inc.	518	$ 76,649
BorgWarner Inc.	1,367	66,682
Goodyear Tire & Rubber Co. (The)	1,608	39,283
Lear Corp.	387	76,626
		259,240
Diversified Consumer Services — 1.7%
H&R Block Inc.	1,962	53,857
Hotels, Restaurants & Leisure — 10.0%
Carnival Corp.	1,435	89,372
Darden Restaurants Inc.	856	74,823
Domino's Pizza Inc.	207	52,056
McDonald's Corp.	401	64,164
Starbucks Corp.	288	16,321
Vail Resorts Inc.	104	25,042
		321,778
Household Durables — 5.9%
Garmin Ltd.	1,142	68,623
NVR Inc.(a)	22	65,792
Toll Brothers Inc.	1,439	56,826
		191,241
Internet & Direct Marketing Retail — 22.8%
Amazon.com Inc.(a)	375	611,107
Booking Holdings Inc.(a)	18	37,961
Netflix Inc.(a)	243	85,439
		734,507
Leisure Products — 1.7%
Hasbro Inc.	629	54,566
Media — 9.9%
Comcast Corp., Class A	2,677	83,469
Interpublic Group of Companies Inc. (The)	3,119	70,490
News Corp., Class A, NVS	3,874	58,226
Time Warner Inc.	190	17,890
Walt Disney Co. (The)	896	89,125
		319,200
Multiline Retail — 10.1%
Dollar General Corp.	943	82,494
Kohl's Corp.	1,162	77,564
Security	Shares	Value
Multiline Retail (continued)
Macy's Inc.	2,186	$ 76,313
Nordstrom Inc.	1,179	57,806
Target Corp.	414	30,176
		324,353
Specialty Retail — 15.0%
Best Buy Co. Inc.	1,096	74,802
Gap Inc. (The)	2,289	64,046
Home Depot Inc. (The)	838	156,329
Lowe's Companies Inc.	95	9,026
Ross Stores Inc.	1,063	83,849
Tiffany & Co.	743	97,170
		485,222
Textiles, Apparel & Luxury Goods — 15.0%
Lululemon Athletica Inc.(a)	729	76,581
Michael Kors Holdings Ltd.(a)	1,123	64,449
NIKE Inc., Class B	402	28,864
PVH Corp.	498	79,680
Ralph Lauren Corp.	560	75,365
Tapestry Inc.	1,733	75,767
VF Corp.	1,025	83,189
		483,895
Total Common Stocks — 100.1% (Cost: $2,668,251)		3,227,859
Short-Term Investments
Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.64%(b)(c)	8,060	8,060
Total Short-Term Investments — 0.2% (Cost: $8,060)		8,060
Total Investments in Securities — 100.3% (Cost: $2,676,311)		3,235,919
Other Assets, Less Liabilities — (0.3)%		(10,014)
Net Assets — 100.0%		$ 3,225,905

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates
Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 08/31/17	Net Activity	Shares Held at 05/31/18	Value at 05/31/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	15,243	(15,243)	—	$ —	$ 9(a)	$ —	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	1,374	6,686	8,060	8,060	45	—	—
				$ 8,060	$ 54	$ —	$ —

(a)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

iShares® Edge MSCI Multifactor Consumer Discretionary ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018

Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$3,227,859	$ —	$ —	$3,227,859
Money Market Funds	8,060	—	—	8,060
	$3,235,919	$ —	$ —	$3,235,919
Portfolio Abbreviations - Equity
NVS	Non-Voting Shares

iShares® Edge MSCI Multifactor Consumer Staples ETF
Schedule of Investments (unaudited)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Beverages — 19.8%
Coca-Cola Co. (The)	4,944	$ 212,592
Constellation Brands Inc., Class A	41	9,146
Dr Pepper Snapple Group Inc.	663	79,096
PepsiCo Inc.	1,648	165,212
		466,046
Food & Staples Retailing — 22.1%
Costco Wholesale Corp.	420	83,261
Kroger Co. (The)	3,222	78,391
Sysco Corp.	1,482	96,374
Walgreens Boots Alliance Inc.	527	32,880
Walmart Inc.	2,772	228,801
		519,707
Food Products — 26.1%
Archer-Daniels-Midland Co.	1,880	82,194
Bunge Ltd.	885	61,552
Campbell Soup Co.	1,674	56,313
Conagra Brands Inc.	1,877	69,562
Hershey Co. (The)	411	37,006
Hormel Foods Corp.	1,740	62,449
Ingredion Inc.	525	58,480
JM Smucker Co. (The)	605	65,037
Kraft Heinz Co. (The)	75	4,311
Mondelez International Inc., Class A	1,024	40,212
Tyson Foods Inc., Class A	1,139	76,848
		613,964
Household Products — 17.1%
Church & Dwight Co. Inc.	1,381	64,838
Clorox Co. (The)	590	71,290
Security	Shares	Value
Household Products (continued)
Colgate-Palmolive Co.	488	$ 30,788
Kimberly-Clark Corp.	74	7,463
Procter & Gamble Co. (The)	3,132	229,168
		403,547
Personal Products — 4.1%
Estee Lauder Companies Inc. (The), Class A	655	97,883
Tobacco — 10.6%
Altria Group Inc.	1,993	111,090
Philip Morris International Inc.	1,733	137,843
		248,933
Total Common Stocks — 99.8% (Cost: $2,506,972)		2,350,080
Short-Term Investments
Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.64%(a)(b)	5,588	5,588
Total Short-Term Investments — 0.2% (Cost: $5,588)		5,588
Total Investments in Securities — 100.0% (Cost: $2,512,560)		2,355,668
Other Assets, Less Liabilities — (0.0)%		(14)
Net Assets — 100.0%		$ 2,355,654

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates
Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 08/31/17	Net Activity	Shares Held at 05/31/18	Value at 05/31/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	1,864	3,724	5,588	$ 5,588	$ 39	$ —	$ —
Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$2,350,080	$ —	$ —	$2,350,080
Money Market Funds	5,588	—	—	5,588
	$2,355,668	$ —	$ —	$2,355,668

iShares® Edge MSCI Multifactor Energy ETF
Schedule of Investments (unaudited)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Energy Equipment & Services — 10.6%
Halliburton Co.	573	$ 28,501
Helmerich & Payne Inc.	1,051	69,765
National Oilwell Varco Inc.	2,120	87,810
Schlumberger Ltd.	1,868	128,276
		314,352
Oil, Gas & Consumable Fuels — 88.8%
Anadarko Petroleum Corp.	181	12,634
Andeavor	706	101,968
Antero Resources Corp.(a)	3,558	67,993
Apache Corp.	2,117	84,680
Cabot Oil & Gas Corp.	2,378	54,337
Chevron Corp.	4,172	518,580
Cimarex Energy Co.	801	74,429
Concho Resources Inc.(a)(b)	685	94,057
ConocoPhillips	1,412	95,155
Continental Resources Inc./OK(a)	1,069	71,987
Diamondback Energy Inc.	636	76,803
EOG Resources Inc.	642	75,634
Exxon Mobil Corp.	7,467	606,619
HollyFrontier Corp.	1,138	87,831
Kinder Morgan Inc./DE	28	467
Marathon Petroleum Corp.	1,696	134,035
Newfield Exploration Co.(a)	2,410	70,468
Occidental Petroleum Corp.	771	64,918
Phillips 66	1,361	158,543
Pioneer Natural Resources Co.	39	7,531
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Valero Energy Corp.	1,339	$ 162,287
		2,620,956
Total Common Stocks — 99.4% (Cost: $2,581,955)		2,935,308
Short-Term Investments
Money Market Funds — 3.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.98%(c)(d)(e)	95,731	95,750
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.64%(c)(d)	3,157	3,157
		98,907
Total Short-Term Investments — 3.4% (Cost: $98,906)		98,907
Total Investments in Securities — 102.8% (Cost: $2,680,861)		3,034,215
Other Assets, Less Liabilities — (2.8)%		(82,340)
Net Assets — 100.0%		$ 2,951,875

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates
Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 08/31/17	Net Activity	Shares Held at 05/31/18	Value at 05/31/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	29,404	66,327	95,731	$ 95,750	$ 70(a)	$ (11)	$ 1
BlackRock Cash Funds: Treasury, SL Agency Shares	3,274	(117)	3,157	3,157	27	—	—
				$ 98,907	$ 97	$ (11)	$ 1

(a)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

iShares® Edge MSCI Multifactor Energy ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018

Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$2,935,308	$ —	$ —	$2,935,308
Money Market Funds	98,907	—	—	98,907
	$3,034,215	$ —	$ —	$3,034,215

iShares® Edge MSCI Multifactor Financials ETF
Schedule of Investments (unaudited)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Banks — 38.9%
Bank of America Corp.	22,542	$ 654,620
CIT Group Inc.	3,957	197,573
Citigroup Inc.	4,782	318,911
Citizens Financial Group Inc.	6,513	266,056
Comerica Inc.	2,659	250,717
East West Bancorp. Inc.	3,395	235,885
JPMorgan Chase & Co.	8,505	910,120
People's United Financial Inc.	3,308	60,900
PNC Financial Services Group Inc. (The)(a)	19	2,725
Regions Financial Corp.	14,418	262,984
U.S. Bancorp.	586	29,294
Wells Fargo & Co.	10,288	555,449
Zions BanCorp.	4,239	232,340
		3,977,574
Capital Markets — 17.5%
Affiliated Managers Group Inc.	1,244	198,119
Ameriprise Financial Inc.	1,702	235,948
Charles Schwab Corp. (The)	117	6,508
E*TRADE Financial Corp.(b)	1,290	81,721
Eaton Vance Corp., NVS	3,634	195,509
Franklin Resources Inc.	7,119	238,985
Goldman Sachs Group Inc. (The)	204	46,080
Morgan Stanley	185	9,276
Raymond James Financial Inc.	2,494	240,821
SEI Investments Co.	3,629	231,458
T Rowe Price Group Inc.	2,470	299,907
		1,784,332
Consumer Finance — 2.4%
Ally Financial Inc.	9,103	233,492
American Express Co.	145	14,253
		247,745
Diversified Financial Services — 5.2%
Berkshire Hathaway Inc., Class B(b)	2,799	536,093
Insurance — 33.6%
Aflac Inc.	6,972	314,158
Security	Shares	Value
Insurance (continued)
Allstate Corp. (The)	3,280	$ 306,614
American Financial Group Inc./OH	2,056	225,913
Assurant Inc.	1,588	148,240
Athene Holding Ltd., Class A, NVS(b)	3,257	145,490
Everest Re Group Ltd.	1,020	229,796
FNF Group	6,242	230,704
Lincoln National Corp.	3,682	244,080
Loews Corp.	4,950	241,907
Progressive Corp. (The)	5,185	321,937
Reinsurance Group of America Inc.	1,590	237,610
Torchmark Corp.	2,766	234,640
Travelers Companies Inc. (The)	2,431	312,432
Unum Group	6,110	237,129
		3,430,650
Mortgage Real Estate Investment — 2.2%
AGNC Investment Corp.	11,842	222,866
Total Common Stocks — 99.8% (Cost: $10,028,834)		10,199,260
Short-Term Investments
Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.64%(a)(c)	21,796	21,796
Total Short-Term Investments — 0.2% (Cost: $21,796)		21,796
Total Investments in Securities — 100.0% (Cost: $10,050,630)		10,221,056
Other Assets, Less Liabilities — 0.0%		1,475
Net Assets — 100.0%		$ 10,222,531

(a)	Affiliate of the Fund.
(b)	Non-income producing security.
(c)	Annualized 7-day yield as of period-end.

Affiliates
Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 08/31/17	Shares Purchased	Shares Sold	Shares Held at 05/31/18	Value at 05/31/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	0 (a)	—	—	$ —	$ 19(b)	$ 22	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	8,924	12,872 (a)	—	21,796	21,796	144	—	—
PNC Financial Services Group Inc. (The)	—	19	—	19	2,725	—	—	—
					$ 24,521	$ 163	$ 22	$ —

(a)	Net of purchases and sales.
(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

iShares® Edge MSCI Multifactor Financials ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018

Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$10,199,260	$ —	$ —	$10,199,260
Money Market Funds	21,796	—	—	21,796
	$10,221,056	$ —	$ —	$10,221,056
Portfolio Abbreviations - Equity
NVS	Non-Voting Shares

iShares® Edge MSCI Multifactor Healthcare ETF
Schedule of Investments (unaudited)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Biotechnology — 6.6%
AbbVie Inc.	3,309	$ 327,393
Amgen Inc.	1,023	183,751
Gilead Sciences Inc.	1,129	76,095
United Therapeutics Corp.(a)	1,485	158,271
		745,510
Health Care Equipment & Supplies — 21.8%
Abbott Laboratories	2,328	143,242
ABIOMED Inc.(a)	746	284,330
Align Technology Inc.(a)	1,015	336,929
Cooper Companies Inc. (The)	1,132	256,183
Edwards Lifesciences Corp.(a)	2,382	327,072
Intuitive Surgical Inc.(a)	878	403,590
Medtronic PLC	1,984	171,259
ResMed Inc.	2,707	278,307
Varian Medical Systems Inc.(a)	2,232	263,086
		2,463,998
Health Care Providers & Services — 39.4%
Aetna Inc.	2,405	423,593
Anthem Inc.	1,854	410,513
Centene Corp.(a)	2,660	311,645
Cigna Corp.	2,119	358,895
CVS Health Corp.	8	507
Express Scripts Holding Co.(a)	4,917	372,758
HCA Healthcare Inc.	3,156	325,510
Humana Inc.	1,246	362,561
McKesson Corp.	2,264	321,352
Quest Diagnostics Inc.	2,687	286,246
UnitedHealth Group Inc.	4,243	1,024,727
Universal Health Services Inc., Class B	2,220	255,256
		4,453,563
Health Care Technology — 4.2%
Cerner Corp.(a)	4,780	285,270
Veeva Systems Inc., Class A(a)	2,414	186,747
		472,017
Security	Shares	Value
Life Sciences Tools & Services — 5.2%
Agilent Technologies Inc.	4,198	$ 259,940
Thermo Fisher Scientific Inc.	328	68,313
Waters Corp.(a)	1,355	261,000
		589,253
Pharmaceuticals — 22.5%
Bristol-Myers Squibb Co.	9,857	518,675
Eli Lilly & Co.	601	51,109
Jazz Pharmaceuticals PLC(a)	1,578	266,682
Johnson & Johnson	7,372	881,839
Merck & Co. Inc.	5,369	319,617
Pfizer Inc.	14,079	505,858
		2,543,780
Total Common Stocks — 99.7% (Cost: $10,777,938)		11,268,121
Short-Term Investments
Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.64%(b)(c)	5,948	5,948
Total Short-Term Investments — 0.1% (Cost: $5,948)		5,948
Total Investments in Securities — 99.8% (Cost: $10,783,886)		11,274,069
Other Assets, Less Liabilities — 0.2%		26,381
Net Assets — 100.0%		$ 11,300,450

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates
Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 08/31/17	Net Activity	Shares Held at 05/31/18	Value at 05/31/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	0 (a)	—	$ —	$ 69(b)	$ (31)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	5,138	810	5,948	5,948	155	—	—
				$ 5,948	$ 224	$ (31)	$ —

(a)	Net of purchases and sales.
(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

iShares® Edge MSCI Multifactor Healthcare ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018

Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$ 11,268,121	$ —	$ —	$ 11,268,121
Money Market Funds	5,948	—	—	5,948
	$ 11,274,069	$ —	$ —	$ 11,274,069

iShares® Edge MSCI Multifactor Industrials ETF
Schedule of Investments (unaudited)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 19.8%
Boeing Co. (The)	547	$ 192,632
General Dynamics Corp.	19	3,832
Huntington Ingalls Industries Inc.	341	75,385
L3 Technologies Inc.	419	83,100
Lockheed Martin Corp.	137	43,092
Northrop Grumman Corp.	39	12,763
Raytheon Co.	77	16,131
Spirit AeroSystems Holdings Inc., Class A	472	39,983
Textron Inc.	1,279	85,156
United Technologies Corp.	486	60,663
		612,737
Air Freight & Logistics — 6.6%
CH Robinson Worldwide Inc.	722	62,814
Expeditors International of Washington Inc.	1,088	81,034
FedEx Corp.	80	19,930
United Parcel Service Inc., Class B	348	40,410
		204,188
Airlines — 7.3%
American Airlines Group Inc.	383	16,676
Delta Air Lines Inc.	1,396	75,454
Southwest Airlines Co.	1,397	71,358
United Continental Holdings Inc.(a)	917	63,814
		227,302
Building Products — 3.2%
AO Smith Corp.	468	29,517
Owens Corning	1,106	69,921
		99,438
Commercial Services & Supplies — 7.3%
Copart Inc.(a)	1,438	78,846
Republic Services Inc.	1,236	83,343
Rollins Inc.	1,265	62,959
		225,148
Construction & Engineering — 2.4%
Jacobs Engineering Group Inc.	1,146	74,261
Electrical Equipment — 3.4%
Eaton Corp. PLC	1,357	103,919
Industrial Conglomerates — 8.7%
3M Co.	455	89,740
General Electric Co.	7,054	99,320
Honeywell International Inc.	550	81,351
		270,411
Machinery — 13.9%
AGCO Corp.	821	52,216
Security	Shares	Value
Machinery (continued)
Caterpillar Inc.	373	$ 56,662
Cummins Inc.	586	83,441
IDEX Corp.	255	35,363
Snap-on Inc.	481	71,101
Stanley Black & Decker Inc.	398	55,418
Xylem Inc./NY	1,096	77,158
		431,359
Professional Services — 4.5%
ManpowerGroup Inc.	747	67,230
Robert Half International Inc.	1,130	71,958
		139,188
Road & Rail — 17.0%
AMERCO	114	36,815
CSX Corp.	101	6,530
JB Hunt Transport Services Inc.	606	77,629
Kansas City Southern	709	75,969
Knight-Swift Transportation Holdings Inc.	1,701	69,197
Norfolk Southern Corp.	656	99,482
Old Dominion Freight Line Inc.	497	77,512
Union Pacific Corp.	580	82,801
		525,935
Trading Companies & Distributors — 5.4%
Fastenal Co.	350	18,631
HD Supply Holdings Inc.(a)	1,764	71,848
United Rentals Inc.(a)	472	75,317
		165,796
Total Common Stocks — 99.5% (Cost: $2,847,189)		3,079,682
Short-Term Investments
Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.64%(b)(c)	2,697	2,697
Total Short-Term Investments — 0.1% (Cost: $2,697)		2,697
Total Investments in Securities — 99.6% (Cost: $2,849,886)		3,082,379
Other Assets, Less Liabilities — 0.4%		12,039
Net Assets — 100.0%		$ 3,094,418

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

iShares® Edge MSCI Multifactor Industrials ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018

Affiliates
Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 08/31/17	Net Activity	Shares Held at 05/31/18	Value at 05/31/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	0 (a)	—	$ —	$ 20(b)	$ —	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	5,623	(2,926)	2,697	2,697	57	—	—
				$ 2,697	$ 77	$ —	$ —

(a)	Net of purchases and sales.
(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.
Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$3,079,682	$ —	$ —	$3,079,682
Money Market Funds	2,697	—	—	2,697
	$3,082,379	$ —	$ —	$3,082,379

iShares® Edge MSCI Multifactor Materials ETF
Schedule of Investments (unaudited)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Chemicals — 72.6%
Air Products & Chemicals Inc.	917	$ 148,013
Celanese Corp., Series A	1,827	206,305
Chemours Co. (The)	3,203	156,915
DowDuPont Inc.	14,657	939,660
Eastman Chemical Co.	1,927	201,005
Ecolab Inc.	1,114	158,868
International Flavors & Fragrances Inc.	62	7,572
LyondellBasell Industries NV, Class A	3,190	357,663
Monsanto Co.	3,863	492,378
Mosaic Co. (The)	6,135	168,651
PPG Industries Inc.	2,701	272,585
Praxair Inc.	1,356	211,889
Sherwin-Williams Co. (The)	326	123,635
Westlake Chemical Corp.	1,092	126,377
		3,571,516
Construction Materials — 0.4%
Vulcan Materials Co.	132	16,862
Containers & Packaging — 11.7%
Avery Dennison Corp.	1,529	160,591
Crown Holdings Inc.(a)(b)	3,210	139,121
International Paper Co.	876	46,866
Packaging Corp. of America	1,486	174,605
WestRock Co.	939	55,288
		576,471
Metals & Mining — 15.1%
Freeport-McMoRan Inc.	4,456	75,307
Newmont Mining Corp.	6,282	244,558
Security	Shares	Value
Metals & Mining (continued)
Nucor Corp.	3,765	$ 241,675
Steel Dynamics Inc.	3,653	180,568
		742,108
Total Common Stocks — 99.8% (Cost: $4,630,987)		4,906,957
Short-Term Investments
Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.98%(c)(d)(e)	2,567	2,568
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.64%(c)(d)	6,978	6,978
		9,546
Total Short-Term Investments — 0.2% (Cost: $9,546)		9,546
Total Investments in Securities — 100.0% (Cost: $4,640,533)		4,916,503
Other Assets, Less Liabilities — 0.0%		1,104
Net Assets — 100.0%		$ 4,917,607

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates
Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 08/31/17	Net Activity	Shares Held at 05/31/18	Value at 05/31/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	2,567	2,567	$ 2,568	$ 3(a)	$ —	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	9,030	(2,052)	6,978	6,978	61	—	—
				$ 9,546	$ 64	$ —	$ —

(a)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

iShares® Edge MSCI Multifactor Materials ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018

Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$4,906,957	$ —	$ —	$4,906,957
Money Market Funds	9,546	—	—	9,546
	$4,916,503	$ —	$ —	$4,916,503

iShares® Edge MSCI Multifactor Technology ETF
Schedule of Investments (unaudited)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Communications Equipment — 6.6%
Cisco Systems Inc.	2,495	$ 106,562
F5 Networks Inc.(a)	807	139,700
Juniper Networks Inc.	4,485	119,480
Motorola Solutions Inc.	1,741	186,879
		552,621
Electronic Equipment, Instruments & Components — 8.4%
Arrow Electronics Inc.(a)	1,144	84,793
Avnet Inc.	1,565	59,658
Flex Ltd.(a)	6,885	95,633
FLIR Systems Inc.	1,813	97,721
IPG Photonics Corp.(a)	494	119,187
TE Connectivity Ltd.	2,099	195,375
Trimble Inc.(a)	1,256	41,523
		693,890
Internet Software & Services — 15.5%
Akamai Technologies Inc.(a)	2,207	166,364
Alphabet Inc., Class A(a)	236	259,600
Alphabet Inc., Class C, NVS(a)	257	278,842
Facebook Inc., Class A(a)	2,228	427,286
IAC/InterActiveCorp.(a)	995	154,364
		1,286,456
IT Services — 9.4%
Accenture PLC, Class A	510	79,427
Broadridge Financial Solutions Inc.	1,522	175,715
DXC Technology Co.	1,973	181,733
International Business Machines Corp.	62	8,761
Jack Henry & Associates Inc.	1,008	126,061
Mastercard Inc., Class A	351	66,732
Visa Inc., Class A	1,083	141,570
		779,999
Semiconductors & Semiconductor Equipment — 16.6%
Intel Corp.	9,160	505,632
KLA-Tencor Corp.	1,693	191,698
Marvell Technology Group Ltd.	5,824	125,449
Maxim Integrated Products Inc.	56	3,284
Micron Technology Inc.(a)	4,498	259,040
NVIDIA Corp.	73	18,410
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
ON Semiconductor Corp.(a)	3,437	$ 86,372
Skyworks Solutions Inc.	1,916	188,937
		1,378,822
Software — 20.4%
ANSYS Inc.(a)	1,095	178,266
CA Inc.	4,080	145,819
Cadence Design Systems Inc.(a)	3,691	156,683
Intuit Inc.	1,183	238,493
Microsoft Corp.	7,847	775,598
Oracle Corp.	538	25,135
Synopsys Inc.(a)	1,941	170,944
		1,690,938
Technology Hardware, Storage & Peripherals — 22.8%
Apple Inc.	5,737	1,072,073
Hewlett Packard Enterprise Co.	11,516	175,504
NetApp Inc.	2,772	189,383
Seagate Technology PLC	3,250	183,137
Western Digital Corp.	2,305	192,491
Xerox Corp.	2,991	81,295
		1,893,883
Total Common Stocks — 99.7% (Cost: $7,121,181)		8,276,609
Short-Term Investments
Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.64%(b)(c)	8,317	8,317
Total Short-Term Investments — 0.1% (Cost: $8,317)		8,317
Total Investments in Securities — 99.8% (Cost: $7,129,498)		8,284,926
Other Assets, Less Liabilities — 0.2%		16,683
Net Assets — 100.0%		$ 8,301,609

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates
Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 08/31/17	Net Activity	Shares Held at 05/31/18	Value at 05/31/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	54,390	(54,390)	—	$ —	$ 203(a)	$ 9	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	4,522	3,795	8,317	8,317	153	—	—
				$ 8,317	$ 356	$ 9	$ —

(a)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

iShares® Edge MSCI Multifactor Technology ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018

Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$8,276,609	$ —	$ —	$8,276,609
Money Market Funds	8,317	—	—	8,317
	$8,284,926	$ —	$ —	$8,284,926
Portfolio Abbreviations - Equity
NVS	Non-Voting Shares

iShares® Edge MSCI Multifactor Utilities ETF
Schedule of Investments (unaudited)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Electric Utilities — 68.6%
Alliant Energy Corp.	1,826	$ 75,633
American Electric Power Co. Inc.	2,648	179,932
Duke Energy Corp.	1,998	154,166
Edison International	1,949	121,150
Entergy Corp.	1,354	109,552
Eversource Energy	355	20,263
Exelon Corp.	4,948	204,798
FirstEnergy Corp.	343	11,806
NextEra Energy Inc.	1,488	246,725
OGE Energy Corp.	2,274	79,636
PG&E Corp.	2,891	125,267
Pinnacle West Capital Corp.	1,092	86,934
PPL Corp.	822	22,457
Southern Co. (The)	2,718	122,038
Westar Energy Inc.	1,496	84,823
Xcel Energy Inc.	3,089	140,611
		1,785,791
Gas Utilities — 3.3%
UGI Corp.	1,697	85,648
Independent Power and Renewable Electricity Producers — 3.3%
Vistra Energy Corp.(a)	3,529	86,566
Multi-Utilities — 24.0%
Ameren Corp.	1,825	108,022
CenterPoint Energy Inc.	653	17,063
Consolidated Edison Inc.	1,863	142,948
Security	Shares	Value
Multi-Utilities (continued)
Dominion Energy Inc.	1,717	$ 110,214
DTE Energy Co.	193	19,769
Public Service Enterprise Group Inc.	2,927	155,072
Sempra Energy	447	47,619
WEC Energy Group Inc.	386	24,376
		625,083
Water Utilities — 0.2%
American Water Works Co. Inc.	70	5,820
Total Common Stocks — 99.4% (Cost: $2,680,368)		2,588,908
Short-Term Investments
Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.64%(b)(c)	4,740	4,740
Total Short-Term Investments — 0.2% (Cost: $4,740)		4,740
Total Investments in Securities — 99.6% (Cost: $2,685,108)		2,593,648
Other Assets, Less Liabilities — 0.4%		11,167
Net Assets — 100.0%		$ 2,604,815

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates
Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 08/31/17	Net Activity	Shares Held at 05/31/18	Value at 05/31/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	2,054	2,686	4,740	$ 4,740	$ 39	$ —	$ —
Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$2,588,908	$ —	$ —	$2,588,908
Money Market Funds	4,740	—	—	4,740
	$2,593,648	$ —	$ —	$2,593,648

iShares® MSCI Argentina and Global Exposure ETF
Schedule of Investments (unaudited)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Argentina — 49.6%
Adecoagro SA(a)	151,664	$ 1,233,028
Arcos Dorados Holdings Inc., Class A	182,080	1,347,392
Banco Macro SA, ADR	30,588	2,404,523
BBVA Banco Frances SA, ADR	95,869	1,375,720
Central Puerto SA, ADR	73,022	987,988
Corp. America Airports SA(a)	34,428	411,070
Cresud SACIF y A, ADR	56,918	963,622
Empresa Distribuidora y Comercializadora Norte SA, ADR(a)	1,467	65,370
Globant SA(a)(b)	32,874	1,693,011
Grupo Financiero Galicia SA, ADR	93,399	3,949,844
Grupo Supervielle SA, ADR(b)	79,974	1,373,154
IRSA Inversiones y Representaciones SA, ADR	43,593	828,267
Loma Negra Cia Industrial Argentina SA, ADR(a)	62,886	811,229
Pampa Energia SA, ADR(a)	44,815	2,137,675
Telecom Argentina SA, ADR	105,864	2,332,184
Transportadora de Gas del Sur SA, Class B, ADR(a)	101,488	1,691,805
YPF SA, ADR	123,526	2,243,232
		25,849,114
British Virgin Islands — 1.0%
Despegar.com Corp.(a)	21,594	502,924
Canada — 3.7%
Pan American Silver Corp.	54,596	964,647
SSR Mining Inc.(a)	93,410	955,559
		1,920,206
Chile — 3.6%
Cencosud SA	353,060	935,323
Cia. Cervecerias Unidas SA	72,842	926,495
		1,861,818
Guernsey — 0.0%
IOX Investments Ltd.(a)	616,161	5,972
Italy — 15.5%
Tenaris SA	450,777	8,077,045
Spain — 1.8%
Prosegur Cia. de Seguridad SA	135,788	932,011
Security	Shares	Value
United Kingdom — 0.8%
Phoenix Global Resources PLC(a)	1,334,621	$ 412,012
United States — 22.0%
MercadoLibre Inc.	39,361	11,447,360
Total Common Stocks — 98.0% (Cost: $58,828,952)		51,008,462
Preferred Stocks
Chile — 1.8%
Embotelladora Andina SA, Class B, Preference Shares	214,117	925,022
Total Preferred Stocks — 1.8% (Cost: $952,141)		925,022
Short-Term Investments
Money Market Funds — 3.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.98%(c)(d)(e)	1,810,550	1,810,912
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.64%(c)(d)	214,822	214,822
		2,025,734
Total Short-Term Investments — 3.9% (Cost: $2,025,658)		2,025,734
Total Investments in Securities — 103.7% (Cost: $61,806,751)		53,959,218
Other Assets, Less Liabilities — (3.7)%		(1,900,231)
Net Assets — 100.0%		$ 52,058,987

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates
Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 08/31/17	Net Activity	Shares Held at 05/31/18	Value at 05/31/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	1,810,550	1,810,550	$1,810,912	$ 737(a)	$ (40)	$ 76
BlackRock Cash Funds: Treasury, SL Agency Shares	43,863	170,959	214,822	214,822	1,044	—	—
				$2,025,734	$ 1,781	$ (40)	$ 76

(a)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

iShares® MSCI Argentina and Global Exposure ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018

Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$51,002,490	$ 5,972	$ —	$51,008,462
Preferred Stocks	925,022	—	—	925,022
Money Market Funds	2,025,734	—	—	2,025,734
	$53,953,246	$ 5,972	$ —	$53,959,218
Portfolio Abbreviations - Equity
ADR	American Depositary Receipt

iShares® MSCI Brazil Small-Cap ETF
Schedule of Investments (unaudited)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Auto Components — 1.4%
Mahle-Metal Leve SA	61,600	$ 446,610
Tupy SA	88,000	424,162
		870,772
Commercial Services & Supplies — 0.9%
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	116,561	569,025
Construction Materials — 1.3%
Magnesita Refratarios SA	44,220	800,200
Diversified Consumer Services — 6.2%
Anima Holding SA	61,600	309,319
Estacio Participacoes SA	435,637	2,942,031
Ser Educacional SA(a)	114,553	531,846
		3,783,196
Electric Utilities — 8.2%
Alupar Investimento SA, Units, NVS	228,872	959,971
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	188,400	1,770,653
Light SA	132,000	437,749
Transmissora Alianca de Energia Eletrica SA, NVS	352,000	1,818,580
		4,986,953
Food Products — 6.1%
Camil Alimentos SA	228,800	486,593
Marfrig Global Foods SA(b)	352,000	747,659
Minerva SA	167,200	317,873
Sao Martinho SA	264,000	1,242,003
SLC Agricola SA	79,200	963,403
		3,757,531
Gas Utilities — 0.0%
Cia. de Gas de Sao Paulo - COMGAS, NVS	610	9,391
Health Care Providers & Services — 7.8%
Alliar Medicos A Frente SA(b)	79,200	282,854
Fleury SA	308,000	2,032,905
Instituto Hermes Pardini SA	88,000	469,059
Qualicorp SA	387,200	1,980,682
		4,765,500
Hotels, Restaurants & Leisure — 6.1%
BK Brasil Operacao e Assessoria a Restaurantes SA(b)	193,600	857,776
CVC Brasil Operadora e Agencia de Viagens SA	211,200	2,892,335
		3,750,111
Household Durables — 5.6%
Cyrela Brazil Realty SA Empreendimentos e Participacoes	413,600	1,298,313
Ez Tec Empreendimentos e Participacoes SA	88,053	425,363
MRV Engenharia e Participacoes SA	466,400	1,686,983
		3,410,659
Independent Power and Renewable Electricity Producers — 1.6%
AES Tiete Energia SA, NVS	255,200	683,219
Omega Geracao SA, NVS	70,400	304,357
		987,576
Insurance — 0.4%
Wiz Solucoes e Corretagem de Seguros SA	114,400	233,466
Internet & Direct Marketing Retail — 3.2%
B2W Cia. Digital(b)	290,427	1,976,967
Machinery — 1.6%
Iochpe Maxion SA	158,407	1,011,937
Security	Shares	Value
Media — 3.5%
Multiplus SA	80,700	$ 563,419
Smiles Fidelidade SA	100,795	1,577,134
		2,140,553
Oil, Gas & Consumable Fuels — 2.1%
Dommo Energia SA(b)	1,927,200	853,877
QGEP Participacoes SA	123,200	403,273
		1,257,150
Paper & Forest Products — 2.1%
Duratex SA	501,600	1,313,248
Real Estate Management & Development — 3.8%
Aliansce Shopping Centers SA	114,400	466,011
BR Properties SA	193,600	397,696
Iguatemi Empresa de Shopping Centers SA	143,941	1,214,438
Sonae Sierra Brasil SA	44,400	251,207
		2,329,352
Road & Rail — 1.4%
Cosan Logistica SA(b)	220,084	593,344
JSL SA(b)	20,634	29,477
Movida Participacoes SA	114,400	212,577
		835,398
Software — 4.2%
Linx SA	202,400	1,032,639
TOTVS SA	202,446	1,524,848
		2,557,487
Specialty Retail — 4.0%
Cia. Hering	220,000	1,003,101
Via Varejo SA	228,800	1,434,589
		2,437,690
Textiles, Apparel & Luxury Goods — 2.5%
Arezzo Industria e Comercio SA	74,500	855,218
Guararapes Confeccoes SA	13,020	380,071
Vulcabras Azaleia SA(b)	140,800	268,061
		1,503,350
Transportation Infrastructure — 1.8%
EcoRodovias Infraestrutura e Logistica SA	360,800	765,382
Santos Brasil Participacoes SA	431,200	318,417
		1,083,799
Water Utilities — 2.0%
Cia. de Saneamento de Minas Gerais-COPASA	103,600	1,201,788
Total Common Stocks — 77.8% (Cost: $37,491,357)		47,573,099
Preferred Stocks
Airlines — 1.0%
Gol Linhas Aereas Inteligentes SA, Preference Shares, NVS	167,200	605,665
Banks — 3.0%
Banco ABC Brasil SA, Preference Shares, NVS	119,173	524,815
Banco do Estado do Rio Grande do Sul SA, Class B, Preference Shares, NVS	290,400	1,279,646
		1,804,461
Electric Utilities — 2.1%
Cia. Energetica do Ceara, Class A, Preference Shares, NVS	17,900	244,175
Cia. Paranaense de Energia, Preference Shares, NVS	167,200	1,055,088
		1,299,263

iShares® MSCI Brazil Small-Cap ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Gas Utilities — 1.0%
Cia. de Gas de Sao Paulo - COMGAS, Preference Shares, NVS	40,000	$ 615,781
Independent Power and Renewable Electricity Producers — 2.2%
Cia. Energetica de Sao Paulo, Class B, Preference Shares, NVS	308,000	1,367,124
Machinery — 2.1%
Marcopolo SA, Preference Shares, NVS	792,000	759,238
Randon SA Implemetos e Participacoes, Preference Shares, NVS	290,450	538,932
		1,298,170
Metals & Mining — 8.1%
Bradespar SA, Preference Shares, NVS	365,593	3,058,020
Metalurgica Gerdau SA, Preference Shares, NVS	1,047,200	1,914,967
		4,972,987
Textiles, Apparel & Luxury Goods — 1.5%
Alpargatas SA, Preference Shares, NVS	255,200	903,193
Water Utilities — 0.5%
Cia. de Saneamento do Parana, Preference Shares, NVS	116,599	278,657
Total Preferred Stocks — 21.5% (Cost: $8,022,661)		13,145,301
Security	Shares	Value
Short-Term Investments
Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.64%(c)(d)	46,125	$ 46,125
Total Short-Term Investments — 0.1% (Cost: $46,125)		46,125
Total Investments in Securities — 99.4% (Cost: $45,560,143)		60,764,525
Other Assets, Less Liabilities — 0.6%		350,553
Net Assets — 100.0%		$ 61,115,078

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.

Affiliates
Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 08/31/17	Net Activity	Shares Held at 05/31/18	Value at 05/31/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	1,362	44,763	46,125	$ 46,125	$ 750	$ —	$ —
Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$47,563,708	$ 9,391	$ —	$47,573,099
Preferred Stocks	13,145,301	—	—	13,145,301
Money Market Funds	46,125	—	—	46,125
	$60,755,134	$ 9,391	$ —	$60,764,525
Portfolio Abbreviations - Equity
NVS	Non-Voting Shares

iShares® MSCI China ETF
Schedule of Investments (unaudited)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 0.1%
AviChina Industry & Technology Co. Ltd., Class H	4,336,000	$ 2,896,508
Air Freight & Logistics — 0.1%
Sinotrans Ltd., Class H	3,794,000	2,152,343
Airlines — 0.3%
Air China Ltd., Class H	3,794,000	4,396,583
China Eastern Airlines Corp. Ltd., Class A	636,686	731,566
China Eastern Airlines Corp. Ltd., Class H	2,168,000	1,724,638
China Southern Airlines Co. Ltd., Class H	3,794,000	3,753,299
		10,606,086
Auto Components — 0.4%
China First Capital Group Ltd.(a)	6,504,000	6,517,142
Fuyao Glass Industry Group Co. Ltd., Class H(b)	1,084,800	4,017,445
Nexteer Automotive Group Ltd.	1,897,000	3,129,361
		13,663,948
Automobiles — 2.0%
BAIC Motor Corp. Ltd., Class H(b)	3,523,000	3,422,329
Brilliance China Automotive Holdings Ltd.	5,962,000	11,142,433
BYD Co. Ltd., Class H(c)	1,355,000	8,792,476
Chongqing Changan Automobile Co. Ltd., Class A	400,600	634,160
Chongqing Changan Automobile Co. Ltd., Class B	1,246,600	1,365,131
Dongfeng Motor Group Co. Ltd., Class H	5,420,000	6,184,099
Geely Automobile Holdings Ltd.	10,027,000	28,441,673
Great Wall Motor Co. Ltd., Class H	6,368,500	6,210,874
Guangzhou Automobile Group Co. Ltd., Class H	4,336,000	7,351,823
SAIC Motor Corp. Ltd., Class A	135,590	767,337
		74,312,335
Banks — 13.9%
Agricultural Bank of China Ltd., Class A	1,571,800	880,931
Agricultural Bank of China Ltd., Class H	58,536,000	30,297,248
Bank of Beijing Co. Ltd., Class A	596,200	616,170
Bank of China Ltd., Class A	1,029,800	606,100
Bank of China Ltd., Class H	161,787,000	84,563,235
Bank of Communications Co. Ltd., Class A	867,200	815,016
Bank of Communications Co. Ltd., Class H	17,615,200	13,945,474
Bank of Jiangsu Co. Ltd., Class A	406,479	456,900
Bank of Ningbo Co. Ltd., Class A	135,498	360,033
Bank of Shanghai Co. Ltd., Class A	189,700	461,112
China CITIC Bank Corp. Ltd., Class H	18,428,800	12,522,135
China Construction Bank Corp., Class A	406,500	451,846
China Construction Bank Corp., Class H	195,120,000	197,006,738
China Everbright Bank Co. Ltd., Class A	1,002,700	621,458
China Everbright Bank Co. Ltd., Class H	4,878,000	2,431,491
China Merchants Bank Co. Ltd., Class A	325,198	1,461,131
China Merchants Bank Co. Ltd., Class H	7,994,650	32,919,717
China Minsheng Banking Corp. Ltd., Class A	677,496	810,188
China Minsheng Banking Corp. Ltd., Class H	10,433,800	9,949,430
Chongqing Rural Commercial Bank Co. Ltd., Class H	5,151,000	3,440,939
Huaxia Bank Co. Ltd., Class A	379,394	493,385
Industrial & Commercial Bank of China Ltd., Class A	894,300	790,224
Industrial & Commercial Bank of China Ltd., Class H	141,462,000	117,221,496
Industrial Bank Co. Ltd., Class A	406,500	1,010,943
Ping An Bank Co. Ltd., Class A	298,100	473,762
Postal Savings Bank of China Co. Ltd., Class H(b)	5,149,000	3,446,167
Shanghai Pudong Development Bank Co. Ltd., Class A	542,092	892,844
		518,946,113
Security	Shares	Value
Beverages — 0.7%
China Resources Beer Holdings Co. Ltd.	3,252,000	$ 15,795,364
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	27,097	607,810
Kweichow Moutai Co. Ltd., Class A	26,314	3,085,690
Luzhou Laojiao Co. Ltd., Class A	27,100	292,346
Tsingtao Brewery Co. Ltd., Class H	752,000	4,764,621
Wuliangye Yibin Co. Ltd., Class A	54,200	668,293
		25,214,124
Biotechnology — 0.2%
3SBio Inc.(a)(b)(c)	2,303,500	6,592,630
Capital Markets — 1.8%
China Cinda Asset Management Co. Ltd., Class H	18,436,000	6,674,814
China Everbright Ltd.	2,168,000	4,764,865
China Galaxy Securities Co. Ltd., Class H	7,317,000	4,580,033
China Huarong Asset Management Co. Ltd., Class H(b)	20,867,000	7,022,925
China International Capital Corp. Ltd., Class H(b)	2,059,600	4,342,827
China Merchants Securities Co. Ltd., Class A	162,574	401,267
CITIC Securities Co. Ltd., Class A	270,995	788,601
CITIC Securities Co. Ltd., Class H	4,607,000	11,617,124
GF Securities Co. Ltd., Class H	3,035,200	5,123,060
Guotai Junan Securities Co. Ltd., Class A(a)	514,900	1,349,659
Guotai Junan Securities Co. Ltd., Class H(a)(b)	650,400	1,512,375
Haitong Securities Co. Ltd., Class H	6,937,600	8,685,101
Huatai Securities Co. Ltd., Class H(b)	3,468,800	6,836,642
Noah Holdings Ltd., ADR(a)	57,181	3,423,998
Orient Securities Co. Ltd./China, Class A	243,864	410,028
Shenwan Hongyuan Group Co. Ltd., Class A	1,382,100	1,001,170
		68,534,489
Chemicals — 0.1%
Sinopec Shanghai Petrochemical Co. Ltd., Class H	7,050,000	5,203,814
Commercial Services & Supplies — 0.2%
China Everbright International Ltd.(c)	5,151,000	7,696,146
Communications Equipment — 0.2%
BYD Electronic International Co. Ltd.(c)	1,356,000	2,153,932
ZTE Corp., Class H(a)(d)	1,572,040	3,807,775
		5,961,707
Construction & Engineering — 0.8%
China Communications Construction Co. Ltd., Class H	9,214,000	9,890,412
China Railway Construction Corp. Ltd., Class H	4,336,000	4,914,113
China Railway Group Ltd., Class H	8,130,000	6,560,673
China State Construction Engineering Corp. Ltd., Class A	596,200	766,024
China State Construction International Holdings Ltd.	4,336,000	5,356,328
Metallurgical Corp. of China Ltd., Class A	1,192,400	685,047
Metallurgical Corp. of China Ltd., Class H	3,794,000	1,136,630
Sinopec Engineering Group Co. Ltd., Class H	2,439,000	2,621,160
		31,930,387
Construction Materials — 0.9%
Anhui Conch Cement Co. Ltd., Class A	108,384	579,361
Anhui Conch Cement Co. Ltd., Class H	2,574,500	15,786,727
BBMG Corp., Class H	4,607,000	2,020,369
China National Building Material Co. Ltd., Class H	8,070,000	9,238,554
China Resources Cement Holdings Ltd.	3,794,000	4,469,134
		32,094,145
Consumer Finance — 0.1%
Chong Sing Holdings FinTech Group Ltd.(a)	30,880,000	4,094,159

iShares® MSCI China ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Diversified Consumer Services — 1.5%
New Oriental Education & Technology Group Inc., ADR	290,512	$ 28,897,229
TAL Education Group, Class A, ADR(a)	675,061	28,663,090
		57,560,319
Diversified Financial Services — 0.1%
Far East Horizon Ltd.	4,608,000	4,893,410
Diversified Telecommunication Services — 0.9%
China Communications Services Corp. Ltd., Class H	4,878,800	3,140,932
China Telecom Corp. Ltd., Class H	28,726,000	13,403,257
China Unicom Hong Kong Ltd.	12,466,000	16,940,976
		33,485,165
Electrical Equipment — 0.3%
Shanghai Electric Group Co. Ltd., Class H(a)	6,512,000	2,490,518
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	243,979	614,761
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	1,029,800	1,648,909
Zhuzhou CRRC Times Electric Co. Ltd., Class H	1,138,800	5,734,541
		10,488,729
Electronic Equipment, Instruments & Components — 1.7%
AAC Technologies Holdings Inc.	1,490,500	22,440,679
China Railway Signal & Communication Corp. Ltd., Class H(b)	2,710,000	2,117,795
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	162,698	994,407
Kingboard Chemical Holdings Ltd.	1,355,000	5,389,494
Kingboard Laminates Holdings Ltd.	2,168,000	2,874,397
Sunny Optical Technology Group Co. Ltd.	1,463,400	29,774,882
		63,591,654
Energy Equipment & Services — 0.1%
China Oilfield Services Ltd., Class H	3,766,000	3,936,845
Food & Staples Retailing — 0.2%
Sun Art Retail Group Ltd.	4,878,000	5,746,030
Yonghui Superstores Co. Ltd., Class A	243,900	366,681
		6,112,711
Food Products — 1.3%
China Agri-Industries Holdings Ltd.	3,794,000	1,610,630
China Huishan Dairy Holdings Co. Ltd.(a)(d)	2,028,595	3
China Mengniu Dairy Co. Ltd.	5,691,000	20,677,001
Dali Foods Group Co. Ltd.(b)	3,794,000	2,926,219
Foshan Haitian Flavouring & Food Co. Ltd., Class A	27,100	317,054
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	135,498	656,395
Tingyi Cayman Islands Holding Corp.(c)	3,794,000	8,493,290
Uni-President China Holdings Ltd.	2,439,000	2,627,378
Want Want China Holdings Ltd.(c)	10,298,000	10,213,782
		47,521,752
Gas Utilities — 1.2%
Beijing Enterprises Holdings Ltd.	1,084,000	5,990,630
China Gas Holdings Ltd.	3,577,200	14,843,911
China Resources Gas Group Ltd.	1,626,000	6,177,189
ENN Energy Holdings Ltd.	1,626,000	16,738,525
Towngas China Co. Ltd.	1,626,000	1,596,119
		45,346,374
Health Care Equipment & Supplies — 0.1%
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	4,336,000	3,731,188
Security	Shares	Value
Health Care Providers & Services — 0.5%
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	108,390	$ 503,923
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	216,800	896,585
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	1,571,800	4,859,182
Sinopharm Group Co. Ltd., Class H	2,493,200	11,076,792
		17,336,482
Health Care Technology — 0.2%
Alibaba Health Information Technology Ltd.(a)(c)	7,046,000	6,458,410
Hotels, Restaurants & Leisure — 1.1%
China International Travel Service Corp. Ltd., Class A	15,600	164,756
China Lodging Group Ltd., ADR	265,038	11,664,322
China Travel International Investment Hong Kong Ltd.	4,174,000	1,851,765
Yum China Holdings Inc.	747,689	29,384,178
		43,065,021
Household Durables — 0.3%
Gree Electric Appliances Inc. of Zhuhai, Class A	54,200	401,923
Haier Electronics Group Co. Ltd.	2,710,000	9,742,547
Midea Group Co. Ltd., Class A	135,500	1,119,251
Qingdao Haier Co. Ltd., Class A	135,597	425,497
Skyworth Digital Holdings Ltd.	3,252,000	1,546,370
		13,235,588
Independent Power and Renewable Electricity Producers — 1.0%
CGN Power Co. Ltd., Class H(b)	23,043,000	6,550,855
China Longyuan Power Group Corp. Ltd., Class H	6,504,000	6,003,067
China National Nuclear Power Co. Ltd., Class A	677,500	647,308
China Power International Development Ltd.	7,859,000	2,184,127
China Resources Power Holdings Co. Ltd.	3,794,000	7,767,781
China Yangtze Power Co. Ltd., Class A	298,190	796,514
Datang International Power Generation Co. Ltd., Class H(a)	5,420,000	1,748,131
Huadian Power International Corp. Ltd., Class H	2,710,000	1,247,184
Huaneng Power International Inc., Class H	8,672,000	6,699,556
Huaneng Renewables Corp. Ltd., Class H	10,302,000	4,425,941
		38,070,464
Industrial Conglomerates — 0.9%
CITIC Ltd.	12,195,000	18,127,356
Fosun International Ltd.	5,284,500	11,614,360
Shanghai Industrial Holdings Ltd.	1,084,000	2,881,306
		32,623,022
Insurance — 5.9%
China Life Insurance Co. Ltd., Class H	15,176,000	42,369,715
China Pacific Insurance Group Co. Ltd., Class A	135,500	703,789
China Pacific Insurance Group Co. Ltd., Class H	5,365,800	23,189,335
China Reinsurance Group Corp., Class H	8,672,000	1,945,745
China Taiping Insurance Holdings Co. Ltd.	3,306,324	11,865,278
New China Life Insurance Co. Ltd., Class H	1,734,400	7,871,425
People's Insurance Co. Group of China Ltd. (The), Class H	15,176,000	7,177,701
PICC Property & Casualty Co. Ltd., Class H	9,214,308	16,233,975
Ping An Insurance Group Co. of China Ltd., Class A	189,700	1,840,005
Ping An Insurance Group Co. of China Ltd., Class H	10,569,000	103,613,024
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(b)	325,200	2,164,089
		218,974,081
Internet & Direct Marketing Retail — 2.6%
Ctrip.com International Ltd., ADR(a)	801,347	36,132,736
JD.com Inc., ADR(a)(c)	1,471,259	51,758,892

iShares® MSCI China ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Internet & Direct Marketing Retail (continued)
Vipshop Holdings Ltd., ADR(a)	878,311	$ 10,258,672
		98,150,300
Internet Software & Services — 35.0%
58.com Inc., ADR(a)	188,616	15,319,392
Alibaba Group Holding Ltd., ADR(a)(c)	2,356,887	466,687,195
Autohome Inc., ADR(c)	120,324	13,562,921
Baidu Inc., ADR(a)	562,867	136,529,020
Fang Holdings Ltd., ADR(a)	414,630	2,102,174
Momo Inc., ADR(a)	238,480	10,951,002
NetEase Inc., ADR	161,516	36,877,333
SINA Corp./China(a)	131,164	11,912,314
Tencent Holdings Ltd.	11,625,900	591,658,660
Weibo Corp., ADR(a)(c)	94,850	9,666,164
YY Inc., ADR(a)	94,308	10,989,711
		1,306,255,886
IT Services — 0.3%
GDS Holdings Ltd., ADR(a)	119,511	4,518,711
TravelSky Technology Ltd., Class H	1,897,000	5,550,142
		10,068,853
Life Sciences Tools & Services — 0.4%
Genscript Biotech Corp.	1,626,000	6,073,545
Wuxi Biologics Cayman Inc.(a)(b)	902,000	10,113,384
		16,186,929
Machinery — 0.9%
China Conch Venture Holdings Ltd.	3,387,500	11,746,333
China International Marine Containers Group Co. Ltd., Class A	189,700	472,070
China International Marine Containers Group Co. Ltd., Class H	650,400	1,016,542
CRRC Corp. Ltd., Class A	433,600	620,062
CRRC Corp. Ltd., Class H	8,672,650	7,750,397
Haitian International Holdings Ltd.	1,355,000	3,843,469
Sinotruk Hong Kong Ltd.	1,355,000	1,917,416
Weichai Power Co. Ltd., Class H	4,067,000	5,454,363
		32,820,652
Marine — 0.1%
COSCO SHIPPING Development Co. Ltd., Class H(a)	6,504,000	1,235,438
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	2,168,000	1,227,147
COSCO SHIPPING Holdings Co. Ltd., Class A(a)	511,600	488,801
COSCO SHIPPING Holdings Co. Ltd., Class H(a)	4,403,000	2,475,377
		5,426,763
Media — 0.2%
Alibaba Pictures Group Ltd.(a)(c)	29,810,000	3,876,290
China Literature Ltd.(a)(b)	379,400	3,542,901
		7,419,191
Metals & Mining — 0.8%
Aluminum Corp. of China Ltd., Class H(a)(c)	8,134,000	4,282,608
Angang Steel Co. Ltd., Class A	565,746	535,235
Angang Steel Co. Ltd., Class H	1,626,000	1,612,702
Baoshan Iron & Steel Co. Ltd., Class A	325,195	427,471
China Molybdenum Co. Ltd., Class H	8,130,000	5,151,113
China Zhongwang Holdings Ltd.	2,994,400	1,622,381
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A(a)	1,788,592	477,483
Jiangxi Copper Co. Ltd., Class H	2,710,000	3,938,476
MMG Ltd.(a)	4,336,000	3,150,781
Zhaojin Mining Industry Co. Ltd., Class H	2,168,000	1,810,317
Security	Shares	Value
Metals & Mining (continued)
Zijin Mining Group Co. Ltd., Class H	12,470,000	$ 5,198,384
		28,206,951
Oil, Gas & Consumable Fuels — 4.9%
China Coal Energy Co. Ltd., Class H	3,794,000	1,668,670
China Petroleum & Chemical Corp., Class A	596,196	656,188
China Petroleum & Chemical Corp., Class H	52,033,000	50,877,802
China Shenhua Energy Co. Ltd., Class H	6,910,500	18,059,987
CNOOC Ltd.	36,585,000	61,564,606
Inner Mongolia Yitai Coal Co. Ltd., Class B	1,000,000	1,337,000
Kunlun Energy Co. Ltd.	6,504,000	5,920,152
PetroChina Co. Ltd., Class H	43,360,000	35,874,684
Yanzhou Coal Mining Co. Ltd., Class H	3,794,000	5,475,173
		181,434,262
Paper & Forest Products — 0.2%
Lee & Man Paper Manufacturing Ltd.	3,254,000	3,816,449
Nine Dragons Paper Holdings Ltd.	3,523,000	5,605,074
		9,421,523
Personal Products — 0.4%
Hengan International Group Co. Ltd.(c)	1,490,500	14,194,062
Pharmaceuticals — 2.4%
China Medical System Holdings Ltd.	2,710,000	6,529,579
China Resources Pharmaceutical Group Ltd.(b)	3,387,500	5,199,480
China Traditional Chinese Medicine Holdings Co. Ltd.	4,336,000	3,979,934
CSPC Pharmaceutical Group Ltd.	9,756,000	30,533,557
Jiangsu Hengrui Medicine Co. Ltd., Class A	81,397	967,419
Kangmei Pharmaceutical Co. Ltd., Class A	135,588	566,445
Luye Pharma Group Ltd.	2,303,500	2,528,398
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	1,084,000	6,944,156
Sihuan Pharmaceutical Holdings Group Ltd.	8,132,000	2,104,493
Sino Biopharmaceutical Ltd.	9,214,000	23,304,725
SSY Group Ltd.	2,710,000	2,898,581
Tong Ren Tang Technologies Co. Ltd., Class H	1,084,000	1,884,941
Yunnan Baiyao Group Co. Ltd., Class A	25,400	452,449
		87,894,157
Professional Services — 0.1%
51job Inc., ADR(a)	49,593	5,276,695
Real Estate Management & Development — 5.5%
Agile Group Holdings Ltd.	3,252,000	6,202,064
China Evergrande Group(a)(c)	5,420,000	15,892,098
China Jinmao Holdings Group Ltd.	10,840,000	6,191,009
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	135,567	448,472
China Overseas Land & Investment Ltd.	8,130,000	27,206,581
China Resources Land Ltd.	5,420,665	19,902,112
China Vanke Co. Ltd., Class A	162,600	649,593
China Vanke Co. Ltd., Class H	2,547,431	9,109,392
CIFI Holdings Group Co. Ltd.	7,046,000	5,452,372
Country Garden Holdings Co. Ltd.	15,447,727	30,288,309
Fullshare Holdings Ltd.(c)	15,122,500	7,133,118
Future Land Development Holdings Ltd.	3,794,000	2,974,586
Greentown China Holdings Ltd.	1,419,500	2,135,362
Guangzhou R&F Properties Co. Ltd., Class H	1,951,200	4,576,924
Jiayuan International Group Ltd.(a)	2,168,000	4,156,820
Kaisa Group Holdings Ltd.(a)	3,788,000	2,057,187
KWG Property Holdings Ltd.	2,439,000	3,364,288
Logan Property Holdings Co. Ltd.	2,710,000	4,076,669
Longfor Properties Co. Ltd.	2,981,000	8,930,668

iShares® MSCI China ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Real Estate Management & Development (continued)
Poly Real Estate Group Co. Ltd., Class A	243,968	$ 470,001
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	2,083,843	3,104,926
Shenzhen Investment Ltd.	4,878,000	2,070,809
Shimao Property Holdings Ltd.	2,439,000	7,213,631
Shui On Land Ltd.	6,639,500	1,862,139
Sino-Ocean Group Holding Ltd.	6,368,500	4,302,958
SOHO China Ltd.	4,471,500	2,337,175
Sunac China Holdings Ltd.(c)	4,878,000	18,562,661
Yuexiu Property Co. Ltd.	12,466,000	2,812,901
Yuzhou Properties Co. Ltd.	3,252,000	2,288,462
		205,773,287
Road & Rail — 0.1%
CAR Inc.(a)	1,626,000	1,819,991
Daqin Railway Co. Ltd., Class A	406,493	533,068
		2,353,059
Semiconductors & Semiconductor Equipment — 0.4%
GCL-Poly Energy Holdings Ltd.(a)(c)	27,383,000	3,002,158
Sanan Optoelectronics Co. Ltd., Class A	113,596	367,809
Semiconductor Manufacturing International Corp.(a)(c)	6,099,800	7,978,423
Xinyi Solar Holdings Ltd.	5,962,000	2,470,185
		13,818,575
Software — 0.3%
Iflytek Co. Ltd., Class A	54,185	306,308
Kingdee International Software Group Co. Ltd.	3,794,000	4,164,420
Kingsoft Corp. Ltd.(c)	1,626,000	5,130,384
		9,601,112
Specialty Retail — 0.2%
GOME Retail Holdings Ltd.(a)(c)	23,577,000	2,644,998
Suning.com Co. Ltd., Class A	271,073	688,532
Zhongsheng Group Holdings Ltd.	1,084,000	3,475,533
		6,809,063
Technology Hardware, Storage & Peripherals — 0.4%
BOE Technology Group Co. Ltd., Class A	704,600	453,200
Focus Media Information Technology Co. Ltd., Class A	243,900	475,581
Legend Holdings Corp., Class H(b)	650,400	2,072,883
Lenovo Group Ltd.	15,176,000	8,048,311
Meitu Inc.(a)(b)	3,523,000	3,732,225
		14,782,200
Textiles, Apparel & Luxury Goods — 0.9%
ANTA Sports Products Ltd.	2,168,000	12,492,571
HengTen Networks Group Ltd.(a)	42,308,000	1,698,975
Shenzhou International Group Holdings Ltd.	1,626,000	19,029,060
		33,220,606
Trading Companies & Distributors — 0.1%
BOC Aviation Ltd.(b)	379,400	2,355,485
Security	Shares	Value
Transportation Infrastructure — 0.7%
Beijing Capital International Airport Co. Ltd., Class H	3,252,000	$ 4,809,087
China Merchants Port Holdings Co. Ltd.	2,710,000	6,184,099
COSCO SHIPPING Ports Ltd.	3,252,000	3,130,053
Jiangsu Expressway Co. Ltd., Class H	2,710,000	4,090,488
Shenzhen International Holdings Ltd.	1,761,500	3,853,488
Zhejiang Expressway Co. Ltd., Class H	2,710,000	2,712,021
		24,779,236
Water Utilities — 0.4%
Beijing Enterprises Water Group Ltd.(c)	11,382,000	6,863,313
Guangdong Investment Ltd.	5,962,000	10,047,952
		16,911,265
Wireless Telecommunication Services — 3.0%
China Mobile Ltd.	12,601,500	112,453,867
Total Common Stocks — 99.4% (Cost: $2,833,777,875)		3,701,944,128
Short-Term Investments
Money Market Funds — 11.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.98%(e)(f)(g)	412,363,586	412,446,058
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.64%(e)(f)	2,122,782	2,122,782
		414,568,840
Total Short-Term Investments — 11.1% (Cost: $414,501,381)		414,568,840
Total Investments in Securities — 110.5% (Cost: $3,248,279,256)		4,116,512,968
Other Assets, Less Liabilities — (10.5)%		(390,292,799)
Net Assets — 100.0%		$ 3,726,220,169

(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

iShares® MSCI China ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018

Affiliates
Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 08/31/17	Net Activity	Shares Held at 05/31/18	Value at 05/31/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	373,781,400	38,582,186	412,363,586	$412,446,058	$1,418,384 (a)	$ (57,582)	$ 10,522
BlackRock Cash Funds: Treasury, SL Agency Shares	527,904	1,594,878	2,122,782	2,122,782	19,127	—	—
				$414,568,840	$ 1,437,511	$ (57,582)	$ 10,522

(a)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.
Futures Contracts
Futures contracts outstanding as of May 31, 2018 were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/Unrealized Appreciation (Depreciation)
Long Contracts
Hang Seng China Enterprises Index	232	06/28/18	$ 17,642	$ (60,039)
Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$3,698,136,350	$ —	$ 3,807,778	$3,701,944,128
Money Market Funds	414,568,840	—	—	414,568,840
	$ 4,112,705,190	$ —	$ 3,807,778	$ 4,116,512,968
Derivative financial instruments(a)
Liabilities
Futures Contracts	$ (60,039)	$ —	$ —	$ (60,039)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.
Portfolio Abbreviations - Equity
ADR	American Depositary Receipt

iShares® MSCI China Small-Cap ETF
Schedule of Investments (unaudited)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 0.0%
KuangChi Science Ltd.(a)	46,000	$ 6,685
Air Freight & Logistics — 0.3%
Beijing Sports and Entertainment Industry Group Ltd., NVS	130,000	47,895
Guangdong Yueyen Transportation Co. Ltd., Class H	45,000	28,340
		76,235
Airlines — 0.2%
Shandong Airlines Co. Ltd., Class B	31,500	56,863
Auto Components — 1.7%
Chaowei Power Holdings Ltd.(b)	144,000	83,711
Hunan Tyen Machinery Co. Ltd., Class B(a)	20,700	7,204
Launch Tech Co. Ltd.	28,500	34,153
Tianneng Power International Ltd.	162,000	251,545
Xingda International Holdings Ltd.	171,000	61,257
		437,870
Automobiles — 0.6%
Qingling Motors Co. Ltd., Class H	180,000	60,121
Yadea Group Holdings Ltd.(b)(c)	234,000	86,511
		146,632
Beverages — 0.9%
Dynasty Fine Wines Group Ltd.(a)(b)(d)	128,000	—
Tibet Water Resources Ltd.(a)	504,000	216,528
		216,528
Biotechnology — 0.6%
China Regenerative Medicine International Ltd.(a)(b)	2,070,000	36,945
Shanghai Haohai Biological Technology Co. Ltd.(c)	8,500	61,928
Zai Lab Ltd., ADR(a)	2,331	54,592
		153,465
Building Products — 0.3%
China Fangda Group Co. Ltd., Class B	100,800	56,542
China Lesso Group Holdings Ltd.	5,000	3,525
Luoyang Glass Co. Ltd., Class H(a)(b)	54,000	25,953
		86,020
Capital Markets — 1.4%
China Internet Nationwide Financial Services Inc.(a)(b)	1,557	37,119
China Investment Fund International Holdings Co. Ltd.(a)	160,000	163,383
Guolian Securities Co. Ltd.	85,500	29,538
Jupai Holdings Ltd., NVS	3,096	73,437
Yintech Investment Holdings Ltd., NVS	4,914	44,079
		347,556
Chemicals — 3.9%
China BlueChemical Ltd., Class H	414,000	138,279
China Lumena New Materials Corp.(a)(b)(d)	868,000	1
China Sanjiang Fine Chemicals Co. Ltd.	162,000	65,674
China XLX Fertiliser Ltd.	68,398	28,252
Dongyue Group Ltd.	270,000	247,828
Fufeng Group Ltd.	360,600	204,109
Huabao International Holdings Ltd.	144,000	95,093
Shanghai Chlor-Alkali Chemical Co. Ltd., Class B(a)	94,500	67,379
Silver Grant International Industries Ltd.(a)	288,000	72,329
Sinofert Holdings Ltd.(a)(b)	486,000	65,674
		984,618
Commercial Services & Supplies — 1.8%
Capital Environment Holdings Ltd.(a)(b)	1,152,000	36,275
China Greenland Broad Greenstate Group Co. Ltd.(b)	360,000	49,566
Dongjiang Environmental Co. Ltd., Class H	6,300	9,268
Security	Shares	Value
Commercial Services & Supplies (continued)
Dynagreen Environmental Protection Group Co. Ltd., Class H(b)	81,000	$ 43,163
Greentown Service Group Co. Ltd.	234,000	241,632
Realord Group Holdings Ltd.(a)(b)	90,000	52,434
Shanghai Zhongyida Co. Ltd.(a)	54,900	14,548
Zhi Sheng Group Holdings Ltd.(a)	56,000	3,213
		450,099
Communications Equipment — 0.8%
China Fiber Optic Network System Group Ltd.(a)(d)	181,600	10,649
Comba Telecom Systems Holdings Ltd.(b)	342,060	54,945
Eastern Communications Co. Ltd., Class B	71,100	41,025
O-Net Technologies Group Ltd.(a)(b)	90,000	57,597
Xi'an Haitiantian Holdings Co. Ltd., Class C(a)	72,000	41,213
		205,429
Construction & Engineering — 0.7%
Baoye Group Co. Ltd., Class H(a)	54,000	39,652
Beijing Urban Construction Design & Development Group Co. Ltd.(c)	72,000	35,706
China Singyes Solar Technologies Holdings Ltd.(b)	99,400	37,255
Concord New Energy Group Ltd.	1,350,000	63,678
		176,291
Construction Materials — 0.9%
Asia Cement China Holdings Corp.	87,500	52,985
China Shanshui Cement Group Ltd.(a)(d)	44,000	18,511
Huaxin Cement Co. Ltd., Class B	19,200	25,632
Tongfang Kontafarma Holdings Ltd.(a)(b)	432,000	25,609
West China Cement Ltd.	576,000	107,943
		230,680
Consumer Finance — 0.0%
Differ Group Holding Co. Ltd.(a)	26,000	1,889
Containers & Packaging — 1.0%
CPMC Holdings Ltd.	108,000	68,566
Greatview Aseptic Packaging Co. Ltd.	171,000	127,964
Youyuan International Holdings Ltd.(a)(b)	90,000	54,614
		251,144
Distributors — 0.6%
China Animation Characters Co. Ltd.(b)	117,000	40,869
China Beidahuang Industry Group Holdings Ltd.(a)	184,000	7,037
Dah Chong Hong Holdings Ltd.(b)	198,000	106,520
		154,426
Diversified Consumer Services — 4.4%
China Maple Leaf Educational Systems Ltd.	180,000	342,829
China New Higher Education Group Ltd.(c)	99,000	99,705
China Yuhua Education Corp Ltd., Class L(b)(c)	270,000	197,918
Fu Shou Yuan International Group Ltd.(b)	207,000	230,641
RISE Education Cayman Ltd., ADR(a)	2,574	40,386
Tarena International Inc., ADR	8,037	77,235
Wisdom Education International Holdings Co. Ltd.(b)	144,000	126,117
		1,114,831
Diversified Financial Services — 0.1%
Sheng Ye Capital Ltd., NVS	36,000	36,348
Diversified Telecommunication Services — 0.2%
APT Satellite Holdings Ltd.	109,500	49,137
Electrical Equipment — 1.5%
China Energine International Holdings Ltd.(a)	122,000	4,744

iShares® MSCI China Small-Cap ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electrical Equipment (continued)
China High Speed Transmission Equipment Group Co. Ltd.(b)	117,000	$ 171,529
FDG Electric Vehicles Ltd.(a)(b)	3,960,000	78,754
Hangzhou Steam Turbine Co. Ltd., Class B	64,824	58,592
Harbin Electric Co. Ltd., Class H	144,000	49,933
Trony Solar Holdings Co. Ltd.(a)(b)(d)	216,000	—
		363,552
Electronic Equipment, Instruments & Components — 2.7%
Anxin-China Holdings Ltd.(a)(d)	672,000	11,137
AVIC International Holdings Ltd., Class H	55,184	36,442
China Aerospace International Holdings Ltd.	366,000	39,193
China Innovationpay Group Ltd.(a)(b)	1,296,000	155,306
PAX Global Technology Ltd.(b)	180,000	91,788
Tongda Group Holdings Ltd.(b)	810,000	193,099
Truly International Holdings Ltd.	396,000	82,793
Wasion Group Holdings Ltd.(b)	110,000	64,366
		674,124
Energy Equipment & Services — 0.7%
Anton Oilfield Services Group/Hong Kong(a)	396,000	62,599
Honghua Group Ltd.(a)(b)	558,000	56,909
Jutal Offshore Oil Services Ltd.(a)	72,000	21,754
Wison Engineering Services Co. Ltd.(a)(b)	234,000	42,062
		183,324
Equity Real Estate Investment Trusts (REITs) — 1.3%
Spring REIT(b)	180,000	77,332
Yuexiu REIT	360,000	251,958
		329,290
Food & Staples Retailing — 0.3%
Lianhua Supermarket Holdings Co. Ltd., Class H(a)	61,000	18,664
Springland International Holdings Ltd.	189,000	49,393
		68,057
Food Products — 2.3%
China Foods Ltd.	198,000	99,453
China Huiyuan Juice Group Ltd.(a)	81,000	20,859
China Modern Dairy Holdings Ltd.(a)	432,000	82,609
China Shengmu Organic Milk Ltd.(a)(b)(c)	888,000	91,696
COFCO Meat Holdings Ltd.(a)(b)	207,000	34,306
Yashili International Holdings Ltd.(a)(b)	225,000	55,073
Yihai International Holding Ltd.	99,000	182,750
		566,746
Gas Utilities — 0.7%
Beijing Gas Blue Sky Holdings Ltd.(a)	1,152,000	79,305
China Oil & Gas Group Ltd.	1,096,000	86,628
		165,933
Health Care Equipment & Supplies — 1.1%
AK Medical Holdings Ltd., NVS	70,000	40,336
Beijing Enterprises Medical & Health Group Ltd.(a)(b)	840,000	44,976
Lifetech Scientific Corp.(a)(b)	504,000	184,402
PW Medtech Group Ltd.(a)	56,000	11,066
		280,780
Health Care Providers & Services — 3.4%
China Medical & HealthCare Group Ltd.(a)	440,000	14,584
China NT Pharma Group Co. Ltd.	148,500	40,702
China Pioneer Pharma Holdings Ltd.	108,000	35,935
China Resources Phoenix Healthcare Holdings Co. Ltd.(b)	198,000	253,427
Golden Meditech Holdings Ltd.	252,000	27,950
iKang Healthcare Group Inc., ADR(a)(b)	10,980	223,773
Rici Healthcare Holdings Ltd.(a)(c)	91,000	23,666
Security	Shares	Value
Health Care Providers & Services (continued)
Universal Medical Financial & Technical Advisory Services Co. Ltd.(c)	220,500	$ 200,706
Wenzhou Kangning Hospital Co. Ltd.(c)	4,500	22,918
		843,661
Hotels, Restaurants & Leisure — 1.8%
500.com Ltd., ADR(a)(b)	3,492	66,697
Ajisen China Holdings Ltd.	117,000	47,581
Haichang Ocean Park Holdings Ltd.(a)(c)	279,000	76,471
Huangshan Tourism Development Co. Ltd., Class B	54,900	69,449
Huayi Tencent Entertainment Co. Ltd.(a)(b)	1,620,000	115,653
Shanghai Jin Jiang International Hotels Group Co. Ltd., Class H	6,000	2,647
Shanghai Jinjiang International Travel Co. Ltd., Class B	15,300	34,700
Tuniu Corp., ADR(a)(b)	5,625	38,081
		451,279
Household Durables — 1.0%
Konka Group Co. Ltd., Class B(a)	171,000	66,271
Ozner Water International Holding Ltd.(a)(b)(c)	90,000	23,750
Q Technology Group Co. Ltd.(b)	90,000	76,529
TCL Multimedia Technology Holdings Ltd.(b)	162,000	80,131
		246,681
Household Products — 0.4%
NVC Lighting Holdings Ltd.	342,000	36,624
Vinda International Holdings Ltd.	39,000	69,904
		106,528
Independent Power and Renewable Electricity Producers — 2.8%
Canvest Environment Protection Group Co. Ltd.	171,000	94,175
CGN Meiya Power Holdings Co. Ltd.(a)(c)	306,000	54,224
China Datang Corp. Renewable Power Co. Ltd., Class H	558,000	116,663
China Everbright Greentech Ltd., Class L(c)	126,000	140,711
China Power Clean Energy Development Co. Ltd.	103,500	57,132
GCL New Energy Holdings Ltd.(a)	1,566,000	84,847
Huadian Energy Co. Ltd., Class B(a)	109,800	38,759
Kong Sun Holdings Ltd.(a)	900,000	25,815
Panda Green Energy Group Ltd.(a)(b)	864,000	91,421
Shanghai Lingyun Industries Development Co. Ltd., Class B(a)	1,100	770
		704,517
Industrial Conglomerates — 0.1%
Chongqing Machinery & Electric Co. Ltd., Class H	170,000	15,821
Insurance — 1.1%
Fanhua Inc., ADR	9,144	264,902
Internet & Direct Marketing Retail — 0.5%
Cogobuy Group(c)	144,000	74,165
Jumei International Holding Ltd., ADR(a)	16,974	44,132
		118,297
Internet Software & Services — 5.8%
21Vianet Group Inc., GDR(a)	15,498	128,168
Baozun Inc., ADR(a)(b)	8,568	525,304
Bitauto Holdings Ltd., ADR(a)(b)	5,967	148,757
HC International Inc.(b)	112,500	74,291
INESA Intelligent Tech Inc., Class B	69,300	41,788
Phoenix New Media Ltd., ADR(a)	6,678	36,796
Renren Inc., ADR(a)	3,933	34,571
Sohu.com Inc.(a)	7,299	264,662
Tian Ge Interactive Holdings Ltd.(c)	117,000	104,409

iShares® MSCI China Small-Cap ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Internet Software & Services (continued)
Xunlei Ltd., ADR(a)	7,011	$ 86,726
		1,445,472
IT Services — 2.7%
AGTech Holdings Ltd.(a)	664,000	77,877
Chinasoft International Ltd.(b)	486,000	408,916
Digital China Holdings Ltd.(a)(b)	162,000	105,740
Hi Sun Technology China Ltd.(a)	459,000	84,847
		677,380
Leisure Products — 0.2%
Bestway Global Holding Inc.(c)	63,000	35,419
Shanghai Phoenix Enterprise Group Co. Ltd., Class B(a)	38,700	25,077
		60,496
Machinery — 3.4%
China Yuchai International Ltd.	4,284	98,746
CIMC Enric Holdings Ltd.	144,000	169,992
First Tractor Co. Ltd., Class H	90,000	30,978
Huangshi Dongbei Electrical Appliance Co. Ltd., Class B	27,000	33,831
Kama Co. Ltd., Class B(a)	55,815	35,722
Lonking Holdings Ltd.	450,000	225,455
Sany Heavy Equipment International Holdings Co. Ltd.	216,000	68,841
Shang Gong Group Co. Ltd., Class B(a)	55,800	45,142
Shanghai Diesel Engine Co. Ltd., Class B	81,945	54,411
Shanghai Highly Group Co. Ltd., Class B	66,600	57,809
Shanghai Prime Machinery Co. Ltd., Class H	60,000	10,097
Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	52,200	29,147
		860,171
Marine — 0.9%
Seaspan Corp.	14,508	127,380
Sinotrans Shipping Ltd.	324,000	88,805
		216,185
Media — 1.6%
Huanxi Media Group Ltd.(a)(b)	270,000	67,809
IMAX China Holding Inc.(c)	29,700	105,069
Phoenix Media Investment Holdings Ltd.	306,000	27,307
Poly Culture Group Corp. Ltd., Class H	19,100	31,995
SMI Holdings Group Ltd.	219,200	96,967
Viva China Holdings Ltd.(a)(b)	581,600	70,437
		399,584
Metals & Mining — 2.4%
Chiho Environmental Group Ltd.(a)(b)	90,000	37,748
China Metal Recycling Holdings Ltd., NVS(a)(d)	184,800	—
China Metal Resources Utilization Ltd.(a)(b)(c)	180,000	113,358
China Silver Group Ltd.(b)	270,000	51,975
Inner Mongolia Eerduosi Resourses Co. Ltd., Class B	72,900	74,941
Jinchuan Group International Resources Co. Ltd.(a)(b)	333,000	61,131
North Mining Shares Co. Ltd.(a)	2,110,000	34,162
Real Gold Mining Ltd.(a)(d)	126,000	40
Shougang Concord International Enterprises Co. Ltd.(a)	1,458,000	41,821
Shougang Fushan Resources Group Ltd.	558,000	140,138
Tiangong International Co. Ltd.	180,000	37,863
Xinjiang Xinxin Mining Industry Co. Ltd., Class H(a)	139,000	21,796
		614,973
Multi-Utilities — 0.2%
Tianjin Development Holdings Ltd.	90,000	40,272
Multiline Retail — 0.5%
Lifestyle China Group Ltd.(a)	148,500	70,425
Maoye International Holdings Ltd.(b)	234,000	24,163
Security	Shares	Value
Multiline Retail (continued)
Parkson Retail Group Ltd.(a)(b)	216,000	$ 31,116
		125,704
Oil, Gas & Consumable Fuels — 1.3%
China Suntien Green Energy Corp. Ltd., Class H	369,000	129,364
MIE Holdings Corp.(a)	152,000	6,879
Shanxi Guoxin Energy Corp. Ltd.(a)	14,000	9,744
Sino Oil And Gas Holdings Ltd.(a)	1,410,000	7,370
Sinopec Kantons Holdings Ltd.	234,000	125,589
Yuan Heng Gas Holdings Ltd.(a)(b)	504,000	51,401
		330,347
Paper & Forest Products — 0.0%
China Forestry Holdings Co. Ltd., NVS(a)(d)	306,000	—
Qunxing Paper Holdings Co. Ltd., NVS(a)(d)	148,000	1,698
		1,698
Pharmaceuticals — 4.0%
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	63,000	133,643
China Animal Healthcare Ltd.(a)(b)(d)	140,000	1,428
China Grand Pharmaceutical and Healthcare Holdings Ltd., Class A(a)	180,000	141,813
China Shineway Pharmaceutical Group Ltd.	72,000	156,774
Consun Pharmaceutical Group Ltd.(b)	81,000	90,973
Dawnrays Pharmaceutical Holdings Ltd.	90,000	55,647
Hua Han Health Industry Holdings Ltd., Class H(a)(b)(d)	651,960	37,401
Hutchison China MediTech Ltd.(a)	598	33,341
Lee's Pharmaceutical Holdings Ltd.	63,000	102,963
Shandong Xinhua Pharmaceutical Co. Ltd., Class H	40,000	40,795
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd., Class H	63,000	32,126
Shanghai Haixin Group Co., Class B	105,300	57,810
YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H(c)	23,400	128,274
		1,012,988
Real Estate Management & Development — 14.4%
AVIC International Holding HK Ltd.(a)	774,000	31,082
Beijing Capital Land Ltd., Class H	216,000	111,798
Beijing Properties Holdings Ltd.(a)	128,000	5,630
C C Land Holdings Ltd.	396,500	90,480
C&D International Investment Group Ltd.	26,000	28,174
Carnival Group International Holdings Ltd.(a)(b)	1,982,596	87,198
Central China Real Estate Ltd.	171,038	92,669
China Aoyuan Property Group Ltd.(b)	279,000	227,635
China Electronics Optics Valley Union Holding Co Ltd.	616,000	51,830
China Logistics Property Holdings Co. Ltd.(a)(b)(c)	234,000	84,124
China Merchants Land Ltd.(b)	288,000	56,541
China Overseas Grand Oceans Group Ltd.	360,000	156,499
China Overseas Property Holdings Ltd.(b)	315,000	122,881
China SCE Property Holdings Ltd.	405,800	214,174
China Vast Industrial Urban Development Co. Ltd.(c)	60,000	29,066
Colour Life Services Group Co. Ltd.	72,000	70,218
Fantasia Holdings Group Co. Ltd.	337,500	61,096
Gemdale Properties & Investment Corp. Ltd.	1,098,000	130,179
Glorious Property Holdings Ltd.(a)	639,000	45,619
Greenland Hong Kong Holdings Ltd.	198,000	94,404
Ground International Development Ltd.(a)	315,000	56,622
Guangdong Land Holdings Ltd.(a)	108,000	27,536
Guorui Properties Ltd.(b)	207,000	65,445
HKC Holdings Ltd.	45,920	45,076
Hydoo International Holding Ltd.(a)	84,000	6,746
Minmetals Land Ltd.	220,000	42,070

iShares® MSCI China Small-Cap ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Real Estate Management & Development (continued)
Modern Land China Co. Ltd.	180,000	$ 33,503
Nam Tai Property Inc.	4,940	60,515
Poly Property Group Co. Ltd.(a)	468,000	225,523
Powerlong Real Estate Holdings Ltd.	279,000	167,880
Redco Group(b)(c)	216,000	123,088
Renhe Commercial Holdings Co. Ltd.(a)	3,600,000	76,184
Road King Infrastructure Ltd.	54,000	104,363
Ronshine China Holdings Ltd.(a)	119,500	175,804
Shanghai Industrial Urban Development Group Ltd.(b)	342,000	73,683
Shanghai Lingang Holdings Corp. Ltd., Class B	7,400	11,692
Shanghai Shibei Hi-Tech Co. Ltd., Class B	52,600	20,619
Shenzhen SEG Co. Ltd., Class B	57,600	23,645
Sinolink Worldwide Holdings Ltd.(a)	450,000	57,941
Skyfame Realty Holdings Ltd.(a)	180,000	134,240
SRE Group Ltd.(a)	1,008,000	23,516
Suncity Group Holdings Ltd.(a)(b)	450,000	82,609
Top Spring International Holdings Ltd.	94,500	35,660
Xinyuan Real Estate Co. Ltd., ADR	11,475	61,621
Zhuguang Holdings Group Co. Ltd.(a)(b)	450,000	87,772
		3,614,650
Road & Rail — 0.6%
Dazhong Transportation Group Co. Ltd., Class B	41,700	19,974
eHi Car Services Ltd., ADR(a)	6,003	79,540
Shanghai Jinjiang International Industrial Investment Co. Ltd., Class B	41,400	48,107
		147,621
Semiconductors & Semiconductor Equipment — 2.5%
BOE Varitronix Ltd.	72,000	32,860
China Electronics Huada Technology Co. Ltd.	216,000	33,319
Daqo New Energy Corp., ADR(a)	2,259	130,254
Hua Hong Semiconductor Ltd.(c)	81,000	196,197
JA Solar Holdings Co. Ltd., ADR(a)(b)	9,423	68,223
JinkoSolar Holding Co. Ltd., ADR(a)	6,750	118,935
Shanghai Fudan Microelectronics Group Co. Ltd., Class H(a)	54,000	55,624
		635,412
Software — 2.9%
Boyaa Interactive International Ltd.(a)(b)	90,000	31,438
Changyou.com Ltd., ADR	4,113	77,037
Chanjet Information Technology Co. Ltd., Class H(a)	12,600	21,042
IGG Inc.	216,000	339,249
National Agricultural Holdings Ltd.(a)(b)(d)	126,000	14,296
NetDragon Websoft Holdings Ltd.(b)	49,500	129,995
Rentian Technology Holdings Ltd.(a)(b)	450,000	20,652
Shanghai Baosight Software Co. Ltd., Class B	21,580	35,283
Sinosoft Technology Group Ltd.(b)	126,012	58,153
		727,145
Specialty Retail — 2.1%
Boshiwa International Holding Ltd.(a)(b)(d)	153,000	975
China Harmony New Energy Auto Holding Ltd.(a)(b)	180,000	92,706
China Meidong Auto Holdings Ltd.	90,000	42,337
China ZhengTong Auto Services Holdings Ltd.(b)	265,500	229,144
Grand Baoxin Auto Group Ltd.(a)	166,500	73,442
Pou Sheng International Holdings Ltd.	504,000	94,450
		533,054
Technology Hardware, Storage & Peripherals — 0.5%
China Goldjoy Group Ltd.(b)	1,836,000	119,371
Coolpad Group Ltd.(a)(d)	384,000	2,937
Security	Shares	Value
Technology Hardware, Storage & Peripherals (continued)
TPV Technology Ltd.	70,000	$ 8,567
		130,875
Textiles, Apparel & Luxury Goods — 6.9%
361 Degrees International Ltd.	198,000	62,347
Best Pacific International Holdings Ltd.(b)	72,000	27,536
Bosideng International Holdings Ltd.	720,000	80,774
C.banner International Holdings Ltd.(a)	297,000	88,220
China Dongxiang Group Co. Ltd.	810,000	153,860
China Lilang Ltd.	99,000	148,926
China Longevity Group Co. Ltd.(a)(d)	96,000	—
Citychamp Watch & Jewellery Group Ltd.(b)	360,000	75,725
Cosmo Lady China Holdings Co. Ltd.(c)	127,000	71,724
Fuguiniao Co. Ltd., Class H(a)(d)	43,200	12,832
HOSA International Ltd.(b)	180,000	59,662
JNBY Design Ltd.	40,500	97,273
Lao Feng Xiang Co. Ltd., Class B	13,480	44,915
Li Ning Co. Ltd.(a)	405,000	486,363
Luthai Textile Co. Ltd., Class B	62,100	73,546
Texhong Textile Group Ltd.	63,000	109,389
Xtep International Holdings Ltd.	234,000	148,857
		1,741,949
Trading Companies & Distributors — 0.9%
China Aircraft Leasing Group Holdings Ltd.	60,500	64,016
China Chengtong Development Group Ltd.(a)	194,000	8,285
CITIC Resources Holdings Ltd.	648,037	75,179
CWT International Ltd.(a)	900,000	36,141
New Provenance Everlasting Holdings Ltd.(a)	2,930,000	28,761
Shanghai Dasheng Agricultural Finance Technology Co. Ltd.	12,000	115
Superb Summit International Group Ltd.(a)(d)	59,500	111
		212,608
Transportation Infrastructure — 1.9%
COSCO SHIPPING International Hong Kong Co. Ltd.	144,000	60,213
Guangdong Provincial Expressway Development Co. Ltd., Class B	82,800	74,523
HNA Infrastructure Co. Ltd., Class H	27,000	32,803
Jinzhou Port Co. Ltd., Class B	80,100	36,045
Shenzhen Chiwan Wharf Holdings Ltd., Class B	17,100	24,892
Tianjin Port Development Holdings Ltd.	450,000	64,252
Xiamen International Port Co. Ltd., Class H	234,000	43,255
Yuexiu Transport Infrastructure Ltd.	180,000	141,812
		477,795
Water Utilities — 1.6%
China Everbright Water Ltd.	184,500	57,939
China Water Affairs Group Ltd.	180,000	177,151
China Water Industry Group Ltd.(a)	232,000	46,730
CT Environmental Group Ltd.(b)	522,000	73,867
Kangda International Environmental Co. Ltd.(c)	135,000	25,471
Yunnan Water Investment Co. Ltd.	81,000	32,527
		413,685
Total Common Stocks — 99.4% (Cost: $26,500,907)		24,986,302
Short-Term Investments
Money Market Funds — 18.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.98%(e)(f)(g)	4,350,586	4,351,457

iShares® MSCI China Small-Cap ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.64%(e)(f)	256,814	$ 256,814
		4,608,271
Total Short-Term Investments — 18.3% (Cost: $4,607,400)		4,608,271
Total Investments in Securities — 117.7% (Cost: $31,108,307)		29,594,573
Other Assets, Less Liabilities — (17.7)%		(4,441,081)
Net Assets — 100.0%		$ 25,153,492

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates
Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 08/31/17	Net Activity	Shares Held at 05/31/18	Value at 05/31/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	6,245,946	(1,895,360)	4,350,586	$4,351,457	$204,164 (a)	$ (102)	$ (627)
BlackRock Cash Funds: Treasury, SL Agency Shares	8,446	248,368	256,814	256,814	310	—	—
				$4,608,271	$204,474	$ (102)	$ (627)

(a)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.
Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$24,813,987	$ 60,299	$ 112,016	$24,986,302
Money Market Funds	4,608,271	—	—	4,608,271
	$29,422,258	$ 60,299	$ 112,016	$29,594,573
The Fund had transfers from Level 1 to Level 2 during the period ended May 31, 2018 in the amount of $73,918 resulting from the temporary suspension of trading.

iShares® MSCI China Small-Cap ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018

The following table includes a rollforward for the period ended May 31, 2018 of investments whose values are classified as Level 3 as of the beginning or end of the period.
Common Stocks
Balance at beginning of period	$ 223,862
Realized gain (loss) and change in unrealized appreciation/depreciation	(55,490)
Purchases	—
Sales	(56,356)
Transfers in(a)	—
Transfers out(a)	—
Balance at end of period	$ 112,016
Net change in unrealized appreciation/depreciation on investments still held at end of period	$ (50,520)
(a) Represents the value as of the beginning of the reporting period.
Portfolio Abbreviations - Equity
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVS	Non-Voting Shares

iShares® MSCI Denmark ETF
Schedule of Investments (unaudited)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Banks — 11.4%
Danske Bank A/S	133,525	$ 4,426,717
Jyske Bank A/S	14,175	771,377
Spar Nord Bank A/S	26,306	285,480
Sydbank A/S	16,304	552,284
		6,035,858
Beverages — 5.7%
Carlsberg A/S, Class B	20,333	2,257,610
Royal Unibrew A/S	10,631	761,912
		3,019,522
Biotechnology — 3.8%
Bavarian Nordic A/S(a)(b)	7,945	244,211
Genmab A/S(a)	10,472	1,573,292
Zealand Pharma A/S(a)	11,537	173,872
		1,991,375
Building Products — 1.3%
Rockwool International A/S, Class B	2,029	714,034
Chemicals — 7.7%
Chr Hansen Holding A/S	19,492	1,868,943
Novozymes A/S, Class B	42,699	2,173,604
		4,042,547
Commercial Services & Supplies — 2.0%
ISS A/S	30,566	1,043,066
Construction & Engineering — 1.7%
FLSmidth & Co. A/S	9,173	613,974
Per Aarsleff Holding A/S	8,216	291,194
		905,168
Electric Utilities — 3.9%
Orsted A/S(c)	34,166	2,044,104
Electrical Equipment — 4.7%
NKT A/S(a)(b)	6,458	183,514
Vestas Wind Systems A/S	35,363	2,315,367
		2,498,881
Food Products — 0.6%
Schouw & Co. A/S	3,360	301,931
Health Care Equipment & Supplies — 9.7%
Ambu A/S, Series B	35,686	1,071,159
Coloplast A/S, Class B	21,490	2,039,622
GN Store Nord A/S	29,358	1,119,246
William Demant Holding A/S(a)	24,767	900,329
		5,130,356
Health Care Technology — 0.2%
NNIT A/S(c)	3,662	92,461
Household Durables — 0.5%
Bang & Olufsen A/S(a)	12,385	266,480
Insurance — 2.8%
Alm Brand A/S	26,285	265,878
Topdanmark A/S	12,170	545,847
Tryg A/S	28,280	650,614
		1,462,339
Machinery — 0.6%
Nilfisk Holding A/S(a)	6,492	295,251
Security	Shares	Value
Marine — 6.4%
AP Moller - Maersk A/S, Class A	690	$ 968,470
AP Moller - Maersk A/S, Class B, NVS	1,180	1,763,185
D/S Norden A/S(a)(b)	10,952	204,216
Dfds A/S	7,770	461,091
		3,396,962
Oil, Gas & Consumable Fuels — 0.3%
TORM PLC	19,656	150,582
Pharmaceuticals — 24.8%
ALK-Abello A/S(a)(b)	2,155	348,771
H Lundbeck A/S	13,039	918,336
Novo Nordisk A/S, Class B	249,142	11,817,205
		13,084,312
Road & Rail — 5.2%
DSV A/S	32,810	2,723,983
Software — 1.4%
SimCorp A/S	9,337	754,832
Specialty Retail — 0.3%
Matas A/S	14,530	148,569
Textiles, Apparel & Luxury Goods — 3.2%
IC Group A/S	6,334	159,529
Pandora A/S	19,331	1,519,426
		1,678,955
Tobacco — 0.4%
Scandinavian Tobacco Group A/S(c)	12,871	189,839
Trading Companies & Distributors — 0.4%
Solar A/S, Class B	3,044	194,291
Total Common Stocks — 99.0% (Cost: $50,857,810)		52,165,698
Short-Term Investments
Money Market Funds — 1.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.98%(d)(e)(f)	805,772	805,933
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.64%(d)(e)	41,580	41,580
		847,513
Total Short-Term Investments — 1.6% (Cost: $847,448)		847,513
Total Investments in Securities — 100.6% (Cost: $51,705,258)		53,013,211
Other Assets, Less Liabilities — (0.6)%		(312,335)
Net Assets — 100.0%		$ 52,700,876

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

iShares® MSCI Denmark ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018

Affiliates
Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 08/31/17	Net Activity	Shares Held at 05/31/18	Value at 05/31/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,251,881	(446,109)	805,772	$805,933	$10,687 (a)	$ (112)	$ (92)
BlackRock Cash Funds: Treasury, SL Agency Shares	8,716	32,864	41,580	41,580	276	—	—
				$847,513	$10,963	$ (112)	$ (92)

(a)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.
Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$52,165,698	$ —	$ —	$52,165,698
Money Market Funds	847,513	—	—	847,513
	$ 53,013,211	$ —	$ —	$ 53,013,211
Portfolio Abbreviations - Equity
NVS	Non-Voting Shares

iShares® MSCI EAFE ESG Optimized ETF
Schedule of Investments (unaudited)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Australia — 6.9%
Alumina Ltd.	166,859	$ 338,360
Amcor Ltd./Australia	24,219	257,654
AMP Ltd.	100,491	296,542
APA Group	88,564	582,334
ASX Ltd.	6,857	314,570
Aurizon Holdings Ltd.	60,775	198,197
Australia & New Zealand Banking Group Ltd.	64,632	1,330,673
BlueScope Steel Ltd.	20,167	265,208
Brambles Ltd.	80,168	547,752
Caltex Australia Ltd.	12,690	282,488
Commonwealth Bank of Australia	37,711	1,977,408
CSL Ltd.	8,557	1,203,314
Dexus	51,084	382,275
Goodman Group	46,521	328,769
Insurance Australia Group Ltd.	65,032	400,049
LendLease Group	27,908	396,570
Macquarie Group Ltd.	10,234	885,321
Mirvac Group	283,034	492,563
National Australia Bank Ltd.	44,333	898,994
Newcrest Mining Ltd.	23,134	363,390
Origin Energy Ltd.(a)	62,221	451,963
Ramsay Health Care Ltd.	6,192	287,342
Rio Tinto Ltd.	8,858	556,099
Santos Ltd.(a)	58,191	258,017
South32 Ltd.	126,996	357,460
Stockland	166,969	524,299
Sydney Airport	68,886	379,452
Tabcorp Holdings Ltd.	78,260	258,771
Telstra Corp. Ltd.	133,910	283,704
Transurban Group	99,517	893,806
Wesfarmers Ltd.	6,708	231,245
Westpac Banking Corp.	84,070	1,771,582
Woodside Petroleum Ltd.	37,821	927,485
		18,923,656
Austria — 0.4%
Erste Group Bank AG	5,977	248,938
OMV AG	11,223	644,550
Voestalpine AG	4,644	249,146
		1,142,634
Belgium — 1.1%
Anheuser-Busch InBev SA/NV	17,028	1,594,515
KBC Group NV	9,804	757,606
UCB SA	3,397	267,659
Umicore SA	6,064	342,600
		2,962,380
Denmark — 1.7%
Carlsberg A/S, Class B	3,618	401,713
Chr Hansen Holding A/S	3,847	368,860
Coloplast A/S, Class B	4,639	440,289
Genmab A/S(a)	1,431	214,991
Novo Nordisk A/S, Class B	38,239	1,813,737
Novozymes A/S, Class B	6,794	345,850
Orsted A/S(b)	6,327	378,536
Pandora A/S	4,042	317,703
Vestas Wind Systems A/S	5,461	357,555
		4,639,234
Security	Shares	Value
Finland — 0.9%
Neste OYJ	5,784	$ 470,051
Nokia OYJ	129,550	747,045
Stora Enso OYJ, Class R	14,669	299,740
UPM-Kymmene OYJ	10,640	390,114
Wartsila OYJ Abp	19,279	406,992
		2,313,942
France — 11.0%
Accor SA, NVS	4,988	272,551
Air Liquide SA	4,534	557,833
Airbus SE	9,557	1,085,579
Atos SE	3,698	501,597
AXA SA, NVS	47,991	1,194,624
BNP Paribas SA	19,350	1,198,479
Bouygues SA, NVS	5,160	238,160
Capgemini SE	3,698	486,273
Casino Guichard Perrachon SA, NVS	5,934	256,290
Cie. de Saint-Gobain, NVS	10,191	510,039
Cie. Generale des Etablissements Michelin SCA, Class B, NVS	5,633	727,897
CNP Assurances, NVS	12,283	287,046
Credit Agricole SA	9,670	132,519
Danone SA, NVS(c)	21,113	1,611,550
Eiffage SA, NVS	2,494	280,644
Engie SA	21,500	339,687
Essilor International Cie Generale d'Optique SA, NVS	6,952	948,651
Gecina SA	1,986	343,102
Getlink, NVS	18,748	253,642
Imerys SA, NVS	4,693	399,356
JCDecaux SA	8,428	261,888
Kering SA, NVS	2,150	1,228,997
L'Oreal SA	8,256	1,981,414
LVMH Moet Hennessy Louis Vuitton SE, NVS	4,988	1,729,571
Natixis SA	62,006	448,609
Orange SA, NVS	59,684	1,025,878
Pernod Ricard SA, NVS	5,160	865,543
Peugeot SA, NVS	27,713	645,208
Renault SA, NVS	4,859	468,670
Rexel SA	18,318	269,100
Safran SA	2,150	256,365
Sanofi, NVS	19,448	1,489,909
Schneider Electric SE, NVS	16,297	1,403,553
SES SA	18,039	311,116
Societe Generale SA, NVS	11,739	505,021
STMicroelectronics NV	19,178	455,789
Teleperformance, NVS	1,419	223,945
Thales SA, NVS	2,285	290,467
TOTAL SA, NVS	52,908	3,214,582
Unibail-Rodamco SE	1,591	357,599
Valeo SA, NVS	5,461	346,270
Vivendi SA, NVS	22,575	567,090
Wendel SA, NVS	1,849	243,892
		30,215,995
Germany — 9.5%
adidas AG	4,816	1,088,364
Allianz SE, Registered	12,129	2,497,219
BASF SE	21,199	2,084,816
Bayer AG, Registered	14,448	1,717,884
Bayerische Motoren Werke AG	7,998	797,113
Brenntag AG	4,773	274,899

iShares® MSCI EAFE ESG Optimized ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Germany (continued)
Commerzbank AG(a)	28,896	$ 294,904
Covestro AG(b)	2,881	262,111
Daimler AG, Registered	14,544	1,047,154
Deutsche Bank AG, Registered	36,550	390,682
Deutsche Boerse AG	6,279	838,492
Deutsche Post AG, Registered	29,119	1,103,675
Deutsche Wohnen SE	11,532	540,202
E.ON SE	43,430	459,913
Fraport AG Frankfurt Airport Services Worldwide	2,719	253,975
Fresenius SE & Co. KGaA	4,343	333,376
HeidelbergCement AG	5,332	471,782
Henkel AG & Co. KGaA	7,489	843,157
Infineon Technologies AG	20,468	561,230
Linde AG	2,986	683,169
Merck KGaA	10,507	1,071,209
MTU Aero Engines AG	1,849	349,003
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	3,655	752,181
OSRAM Licht AG	4,515	266,048
ProSiebenSat.1 Media SE	8,858	260,256
Puma SE	181	109,705
RWE AG	11,861	268,530
SAP SE	25,929	2,915,915
Siemens AG, Registered	20,181	2,626,636
thyssenkrupp AG	11,051	291,149
TUI AG	9,374	217,912
Wirecard AG	1,634	252,059
		25,924,720
Hong Kong — 3.8%
AIA Group Ltd.	206,800	1,898,179
BOC Hong Kong Holdings Ltd.	129,500	651,285
CLP Holdings Ltd.	64,500	677,549
Galaxy Entertainment Group Ltd.	43,000	378,518
Hang Seng Bank Ltd.	39,500	988,488
Hong Kong Exchanges & Clearing Ltd.	26,800	867,123
Hysan Development Co. Ltd.	86,000	497,199
Melco Resorts & Entertainment Ltd., ADR	11,267	367,980
MTR Corp. Ltd.	194,500	1,094,723
Sands China Ltd.	103,200	617,688
Shangri-La Asia Ltd.	172,000	343,818
Sun Hung Kai Properties Ltd.	43,000	693,995
Swire Pacific Ltd., Class A	43,000	443,477
Swire Properties Ltd.	154,800	606,834
Wharf Real Estate Investment Co. Ltd.	43,000	331,923
		10,458,779
Ireland — 0.6%
CRH PLC	27,907	1,029,397
Kerry Group PLC, Class A	3,440	361,998
Paddy Power Betfair PLC	2,766	335,790
		1,727,185
Isreal — 0.5%
Bank Hapoalim BM	80,240	553,620
Bank Leumi Le-Israel BM	56,548	352,424
Teva Pharmaceutical Industries Ltd., ADR, NVS(c)	16,478	354,277
		1,260,321
Italy — 1.9%
Assicurazioni Generali SpA	31,409	533,457
CNH Industrial NV	48,977	572,852
Enel SpA	182,242	1,000,474
Security	Shares	Value
Italy (continued)
Fiat Chrysler Automobiles NV(a)	12,599	$ 285,312
Intesa Sanpaolo SpA	505,950	1,485,052
Pirelli & C SpA(a)(b)	27,606	235,819
Snam SpA	72,111	295,286
Terna Rete Elettrica Nazionale SpA	50,525	267,229
UniCredit SpA	37,033	610,993
		5,286,474
Japan — 23.8%
Aeon Co. Ltd.	43,000	854,499
AEON Financial Service Co. Ltd.	12,900	301,588
Aisin Seiki Co. Ltd.	8,600	433,780
Ajinomoto Co. Inc.	17,200	329,214
Alfresa Holdings Corp.	12,900	326,878
ANA Holdings Inc.	4,300	173,433
Asahi Kasei Corp.	47,300	651,085
Asics Corp.	17,200	287,498
Astellas Pharma Inc.	63,500	972,854
Benesse Holdings Inc.	8,600	313,461
Bridgestone Corp.	8,600	345,520
Chugai Pharmaceutical Co. Ltd.	8,600	486,815
Daifuku Co. Ltd.	4,400	228,819
Dai-ichi Life Holdings Inc.	12,900	241,092
Daiichi Sankyo Co. Ltd.	12,900	414,980
Daikin Industries Ltd.	9,100	1,053,689
Daiwa House Industry Co. Ltd.	21,600	784,714
Denso Corp.	21,600	1,051,719
East Japan Railway Co.	4,900	485,061
Eisai Co. Ltd.	8,800	638,019
FANUC Corp.	1,375	294,503
Fast Retailing Co. Ltd.	700	307,525
Fujitsu Ltd.	86,000	527,739
Hankyu Hanshin Holdings Inc.	8,600	355,414
Hitachi Chemical Co. Ltd.	12,900	278,553
Hitachi Construction Machinery Co. Ltd.	8,600	318,211
Hitachi Ltd.	81,000	593,903
Hitachi Metals Ltd.	25,800	284,490
Honda Motor Co. Ltd.	43,000	1,364,269
Hoya Corp.	4,300	256,191
Idemitsu Kosan Co. Ltd.	6,600	222,035
Inpex Corp.	78,200	873,807
JFE Holdings Inc.	12,900	267,392
JXTG Holdings Inc.	107,500	695,492
Kajima Corp.	43,000	351,457
Kansai Paint Co. Ltd.	13,000	279,516
Kao Corp.	12,900	1,002,364
Kawasaki Heavy Industries Ltd.	8,600	261,614
KDDI Corp.	56,100	1,520,940
Keio Corp.	8,600	400,534
Keyence Corp.	1,400	861,172
Kirin Holdings Co. Ltd.	17,200	489,981
Komatsu Ltd.	25,800	851,807
Konica Minolta Inc.	30,100	275,387
Kubota Corp.	25,800	435,284
Kuraray Co. Ltd.	17,200	264,067
Kyocera Corp.	9,800	582,344
Kyowa Hakko Kirin Co. Ltd.	13,200	270,695
Kyushu Railway Co.	12,900	411,418
Lawson Inc.	4,300	280,611
Mitsubishi Chemical Holdings Corp.	34,500	320,088
Mitsubishi Corp.	12,900	359,887

iShares® MSCI EAFE ESG Optimized ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Mitsubishi Electric Corp.	43,000	$ 611,487
Mitsubishi Estate Co. Ltd.	17,200	312,828
Mitsubishi Heavy Industries Ltd.	8,600	326,126
Mitsubishi UFJ Financial Group Inc.	225,000	1,358,139
Mitsui Fudosan Co. Ltd.	17,200	432,988
Mizuho Financial Group Inc.	593,400	1,036,108
MS&AD Insurance Group Holdings Inc.	8,600	274,200
Murata Manufacturing Co. Ltd.	4,300	640,577
NEC Corp.	9,300	262,792
NGK Insulators Ltd.	17,300	316,398
NGK Spark Plug Co. Ltd.	12,900	353,831
Nidec Corp.	4,300	668,282
Nintendo Co. Ltd.	1,808	748,861
Nippon Express Co. Ltd.	4,300	324,147
Nippon Steel & Sumitomo Metal Corp.	21,500	451,689
Nippon Telegraph & Telephone Corp.	10,800	507,569
Nitto Denko Corp.	3,500	275,728
Nomura Research Institute Ltd.	4,490	226,473
NTT DOCOMO Inc.	55,900	1,449,917
Obayashi Corp.	30,100	304,477
Odakyu Electric Railway Co. Ltd.	12,900	279,622
Omron Corp.	8,600	453,569
Ono Pharmaceutical Co. Ltd.	12,900	320,526
Oriental Land Co. Ltd./Japan	4,300	441,300
ORIX Corp.	34,400	578,320
Osaka Gas Co. Ltd.	39,600	865,481
Otsuka Corp.	8,600	355,810
Otsuka Holdings Co. Ltd.	8,600	428,951
Panasonic Corp.	60,200	825,329
Recruit Holdings Co. Ltd.	26,000	725,114
Resona Holdings Inc.	64,500	360,302
Rohm Co. Ltd.	4,300	399,347
Sekisui Chemical Co. Ltd.	38,700	636,896
Sekisui House Ltd.	30,300	541,604
Seven & i Holdings Co. Ltd.	8,600	381,615
Shimadzu Corp.	8,800	243,398
Shimizu Corp.	38,700	379,359
Shin-Etsu Chemical Co. Ltd.	5,500	551,291
Shionogi & Co. Ltd.	8,600	452,302
Shiseido Co. Ltd.	8,600	682,807
Showa Shell Sekiyu KK	17,400	231,904
SoftBank Group Corp.	17,200	1,229,307
Sohgo Security Services Co. Ltd.	4,300	197,299
Sompo Holdings Inc.	8,800	383,281
Sony Corp.	30,100	1,429,573
Stanley Electric Co. Ltd.	8,600	294,068
Subaru Corp.	8,600	263,592
Sumitomo Chemical Co. Ltd.	86,000	521,644
Sumitomo Corp.	12,900	216,989
Sumitomo Dainippon Pharma Co. Ltd.	17,400	362,430
Sumitomo Metal Mining Co. Ltd.	6,200	237,739
Sumitomo Mitsui Financial Group Inc.	30,100	1,247,552
Sumitomo Mitsui Trust Holdings Inc.	17,300	723,242
Suntory Beverage & Food Ltd.	4,300	191,560
Sysmex Corp.	4,300	388,265
T&D Holdings Inc.	16,700	263,923
Taisei Corp.	4,300	237,075
Takeda Pharmaceutical Co. Ltd.	17,200	704,813
TDK Corp.	4,300	387,077
Teijin Ltd.	21,500	417,948
Security	Shares	Value
Japan (continued)
THK Co. Ltd.	8,600	$ 306,337
Tobu Railway Co. Ltd.	8,600	267,155
Tokio Marine Holdings Inc.	17,400	839,210
Tokyo Electron Ltd.	4,300	807,400
Tokyo Gas Co. Ltd.	17,200	469,400
Tokyu Corp.	43,000	765,447
Toray Industries Inc.	60,200	493,646
Toyota Motor Corp.	40,500	2,579,967
Toyota Tsusho Corp.	12,900	446,445
West Japan Railway Co.	4,300	309,820
Yamaha Corp.	5,100	266,630
Yamaha Motor Co. Ltd.	8,600	249,344
Yaskawa Electric Corp.	6,100	247,043
Yokogawa Electric Corp.	17,200	314,886
		65,310,979
Netherlands — 3.2%
Aegon NV	42,019	261,234
Akzo Nobel NV	6,665	584,282
ASML Holding NV	9,305	1,818,253
Heineken NV	4,343	434,159
ING Groep NV	62,789	913,092
Koninklijke Ahold Delhaize NV	20,554	471,552
Koninklijke DSM NV	5,031	500,235
Koninklijke Philips NV	14,573	595,727
Koninklijke Vopak NV	6,821	334,410
NXP Semiconductors NV(a)	3,706	422,484
Randstad NV	4,352	259,389
RELX NV	37,333	814,052
Unilever NV	21,948	1,223,094
Wolters Kluwer NV	4,687	262,833
		8,894,796
New Zealand — 0.3%
Auckland International Airport Ltd.	69,336	321,088
Fletcher Building Ltd.	60,317	278,898
Ryman Healthcare Ltd.	31,820	254,522
		854,508
Norway — 1.1%
Equinor ASA	63,829	1,679,474
Norsk Hydro ASA	62,902	394,668
Orkla ASA	46,431	418,770
Telenor ASA	22,804	469,733
		2,962,645
Portugal — 0.4%
EDP - Energias de Portugal SA	101,179	395,656
Galp Energia SGPS SA	32,429	601,695
		997,351
Singapore — 1.4%
CapitaLand Ltd.	130,300	337,088
City Developments Ltd.	55,900	468,533
DBS Group Holdings Ltd.	52,400	1,111,509
Keppel Corp. Ltd.	81,900	472,129
Oversea-Chinese Banking Corp. Ltd.	38,700	362,853
Singapore Airlines Ltd.	39,200	330,611
Singapore Telecommunications Ltd.	185,200	454,190
StarHub Ltd.	2,700	3,896
United Overseas Bank Ltd.	12,900	271,416
		3,812,225

iShares® MSCI EAFE ESG Optimized ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Spain — 3.2%
Amadeus IT Group SA	10,149	$ 804,406
Banco Bilbao Vizcaya Argentaria SA	198,205	1,350,938
Banco Santander SA	185,975	998,608
Enagas SA	3,057	81,396
Ferrovial SA	15,396	313,248
Gas Natural SDG SA	16,813	411,946
Iberdrola SA	173,346	1,228,649
Industria de Diseno Textil SA	26,028	820,631
Red Electrica Corp. SA	16,539	321,444
Repsol SA	99,723	1,898,010
Telefonica SA	56,684	499,364
		8,728,640
Sweden — 2.6%
Assa Abloy AB, Class B	18,923	406,241
Atlas Copco AB, Class A	12,357	489,708
Atlas Copco AB, Class B	9,611	347,148
Boliden AB	17,189	605,002
Essity AB, Class B	25,031	634,866
Hennes & Mauritz AB, Class B	22,403	337,071
Kinnevik AB, Class B	8,514	296,149
Lundin Petroleum AB	11,609	367,526
Nordea Bank AB	31,441	301,889
Sandvik AB	21,209	367,424
Skandinaviska Enskilda Banken AB, Class A	47,231	424,837
Skanska AB, Class B	8,224	151,179
SKF AB, Class B	13,637	264,427
Swedbank AB, Class A	21,976	456,107
Tele2 AB, Class B	19,995	244,286
Telefonaktiebolaget LM Ericsson, Class B	72,111	522,235
Telia Co. AB	103,306	483,561
Volvo AB, Class B	31,261	537,140
		7,236,796
Switzerland — 7.4%
ABB Ltd., Registered	42,269	958,373
Adecco Group AG, Registered	5,074	305,132
Barry Callebaut AG, Registered	260	455,681
Clariant AG, Registered	11,567	279,792
Coca-Cola HBC AG	14,501	495,901
Credit Suisse Group AG, Registered	32,042	489,544
Geberit AG, Registered	974	421,859
Givaudan SA, Registered	387	864,068
Kuehne + Nagel International AG, Registered	4,271	645,581
LafargeHolcim Ltd., Registered	10,331	530,054
Lonza Group AG, Registered	3,236	868,002
Nestle SA, Registered	65,747	4,974,328
Roche Holding AG, NVS	13,989	3,003,131
SGS SA, Registered	129	334,474
Sika AG, Bearer	43	344,227
Sonova Holding AG, Registered	1,720	300,926
Swatch Group AG (The), Registered	3,096	275,714
Swiss Re AG	13,997	1,212,760
Swisscom AG, Registered	1,684	753,012
UBS Group AG, Registered	84,309	1,273,511
Vifor Pharma AG	1,720	267,596
Zurich Insurance Group AG	4,300	1,278,059
		20,331,725
United Kingdom — 17.5%
3i Group PLC	31,175	395,333
Anglo American PLC	25,273	604,390
Security	Shares	Value
United Kingdom (continued)
Antofagasta PLC	22,182	$ 311,251
Ashtead Group PLC	13,009	403,506
Associated British Foods PLC	8,428	297,190
AstraZeneca PLC	29,283	2,129,851
Aviva PLC	103,394	702,765
BAE Systems PLC	53,879	458,412
Barclays PLC	278,597	731,199
Barratt Developments PLC	43,473	315,615
Berkeley Group Holdings PLC	6,380	360,466
BP PLC	461,107	3,536,018
British Land Co. PLC (The)	55,470	500,440
BT Group PLC	197,382	538,163
Bunzl PLC	12,126	369,502
Burberry Group PLC	9,202	253,342
Coca-Cola European Partners PLC, NVS	12,986	493,078
Compass Group PLC	28,764	619,096
Croda International PLC	10,645	660,362
DCC PLC	4,244	407,451
Diageo PLC	70,442	2,589,393
easyJet PLC	12,357	281,008
Experian PLC	9,245	226,539
Ferguson PLC	10,492	815,613
GlaxoSmithKline PLC	95,513	1,936,919
Glencore PLC	196,687	973,736
Hammerson PLC	43,439	316,178
HSBC Holdings PLC	330,670	3,170,685
InterContinental Hotels Group PLC	6,798	435,463
Intertek Group PLC	5,183	376,977
Investec PLC	41,126	304,048
ITV PLC	142,172	307,609
J Sainsbury PLC	124,980	529,348
John Wood Group PLC	38,411	342,755
Johnson Matthey PLC	7,552	353,024
Kingfisher PLC	104,877	425,921
Legal & General Group PLC	143,238	514,238
Lloyds Banking Group PLC	741,509	623,686
London Stock Exchange Group PLC	4,902	292,028
Marks & Spencer Group PLC	92,622	350,023
Mediclinic International PLC	32,914	267,600
Meggitt PLC	40,506	265,023
Merlin Entertainments PLC(b)	49,708	242,616
Micro Focus International PLC	15,486	274,684
Mondi PLC	11,051	307,188
National Grid PLC	115,338	1,278,904
Next PLC	3,947	304,621
Old Mutual PLC	149,339	476,526
Pearson PLC	20,855	250,201
Prudential PLC	42,315	1,019,711
Reckitt Benckiser Group PLC	13,062	1,001,317
RELX PLC	45,322	996,586
Rio Tinto PLC	24,039	1,356,271
Rolls-Royce Holdings PLC	26,703	293,000
Rolls-Royce Holdings PLC, NVS(a)(d)	1,697,042	2,258
Royal Mail PLC	36,120	244,641
Schroders PLC	16,770	722,337
Segro PLC	77,941	678,900
Shire PLC	16,561	903,513
Sky PLC	23,564	422,358
SSE PLC	37,066	674,477
Standard Chartered PLC	74,218	745,230

iShares® MSCI EAFE ESG Optimized ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
Standard Life Aberdeen PLC	53,191	$ 248,079
Taylor Wimpey PLC	118,035	298,656
Tesco PLC	207,518	678,461
Travis Perkins PLC	16,125	288,701
Unilever PLC	24,168	1,333,480
United Utilities Group PLC	21,371	220,617
Vodafone Group PLC	646,032	1,648,967
Whitbread PLC	5,074	284,585
Wm Morrison Supermarkets PLC	82,216	268,907
WPP PLC	36,335	595,904
		47,846,940
Total Common Stocks — 99.2% (Cost: $257,617,071)		271,831,925
Preferred Stocks
Germany — 0.1%
Bayerische Motoren Werke AG, Preference Shares, NVS	774	67,717
Sartorius AG, Preference Shares, NVS	1,677	245,282
		312,999
Italy — 0.1%
Telecom Italia SpA/Milano, Preference Shares, NVS	364,253	254,690
Total Preferred Stocks — 0.2% (Cost: $568,058)		567,689
Rights
Spain — 0.0%
Ferrovial SA, NVS (Expires 06/05/18)(a)	14,680	5,346
Total Rights — 0.0% (Cost: $5,314)		5,346
Security	Shares	Value
Short-Term Investments
Money Market Funds — 0.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.98%(e)(f)(g)	279,550	$ 279,606
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.64%(e)(f)	25,999	25,999
		305,605
Total Short-Term Investments — 0.1% (Cost: $305,566)		305,605
Total Investments in Securities — 99.5% (Cost: $258,496,009)		272,710,565
Other Assets, Less Liabilities — 0.5%		1,493,407
Net Assets — 100.0%		$ 274,203,972

(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates
Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 08/31/17	Net Activity	Shares Held at 05/31/18	Value at 05/31/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	121,610	157,940	279,550	$279,606	$ 5,051(a)	$ (43)	$ 39
BlackRock Cash Funds: Treasury, SL Agency Shares	11,692	14,307	25,999	25,999	886	—	—
				$305,605	$ 5,937	$ (43)	$ 39

(a)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

iShares® MSCI EAFE ESG Optimized ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018

Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$271,829,667	$ —	$ 2,258	$271,831,925
Preferred Stocks	567,689	—	—	567,689
Rights	5,346	—	—	5,346
Money Market Funds	305,605	—	—	305,605
	$272,708,307	$ —	$ 2,258	$272,710,565
Portfolio Abbreviations - Equity
ADR	American Depositary Receipt
NVS	Non-Voting Shares

iShares® MSCI Finland ETF
Schedule of Investments (unaudited)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Airlines — 0.5%
Finnair OYJ	21,841	$ 270,757
Auto Components — 2.6%
Nokian Renkaat OYJ	34,104	1,322,076
Building Products — 0.7%
Uponor OYJ	20,693	337,444
Chemicals — 1.4%
Kemira OYJ	34,995	454,248
Tikkurila OYJ	15,666	279,059
		733,307
Commercial Services & Supplies — 0.6%
Caverion OYJ(a)(b)	36,255	303,861
Communications Equipment — 16.5%
Nokia OYJ	1,470,305	8,478,456
Construction & Engineering — 1.1%
Lehto Group OYJ(b)	18,643	222,407
YIT OYJ	59,121	356,102
		578,509
Containers & Packaging — 2.5%
Huhtamaki OYJ(b)	31,576	1,286,367
Diversified Telecommunication Services — 4.5%
DNA OYJ	21,029	494,379
Elisa OYJ	40,689	1,816,732
		2,311,111
Electric Utilities — 4.5%
Fortum OYJ	97,523	2,289,294
Food & Staples Retailing — 2.2%
Kesko OYJ, Class B	19,222	1,124,584
Food Products — 0.3%
Atria OYJ	10,270	135,227
Health Care Providers & Services — 0.4%
Oriola OYJ, Class B	63,301	219,088
Insurance — 10.5%
Sampo OYJ, Class A	110,206	5,413,316
IT Services — 1.2%
Tieto OYJ	17,871	621,652
Leisure Products — 2.2%
Amer Sports OYJ	35,218	1,134,635
Machinery — 20.1%
Cargotec OYJ, Class B	12,295	629,476
Kone OYJ, Class B	81,704	4,039,049
Konecranes OYJ	20,460	854,771
Metso OYJ	33,350	1,153,090
Outotec OYJ(a)	50,459	470,146
Ponsse OYJ	5,994	211,303
Valmet OYJ	39,753	730,394
Wartsila OYJ Abp	106,284	2,243,721
		10,331,950
Security	Shares	Value
Media — 0.6%
Sanoma OYJ	29,276	$ 300,217
Metals & Mining — 1.2%
Outokumpu OYJ	99,795	628,584
Multiline Retail — 0.7%
Stockmann OYJ Abp, Class B(a)(b)	30,760	143,265
Tokmanni Group Corp.	24,753	204,860
		348,125
Oil, Gas & Consumable Fuels — 4.7%
Neste OYJ	29,577	2,403,646
Paper & Forest Products — 15.3%
Metsa Board OYJ	62,842	717,783
Stora Enso OYJ, Class R	115,650	2,363,144
UPM-Kymmene OYJ	130,822	4,796,573
		7,877,500
Pharmaceuticals — 1.8%
Orion OYJ, Class B	31,365	925,926
Real Estate Management & Development — 1.2%
Citycon OYJ	149,478	330,302
Technopolis OYJ	60,395	281,291
		611,593
Software — 0.4%
F-Secure OYJ(b)	48,906	219,789
Trading Companies & Distributors — 1.2%
Cramo OYJ	14,478	324,483
Ramirent OYJ	30,566	316,836
		641,319
Total Common Stocks — 98.9% (Cost: $47,657,200)		50,848,333
Short-Term Investments
Money Market Funds — 3.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.98%(c)(d)(e)	1,482,060	1,482,356
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.64%(c)(d)	25,905	25,905
		1,508,261
Total Short-Term Investments — 3.0% (Cost: $1,508,228)		1,508,261
Total Investments in Securities — 101.9% (Cost: $49,165,428)		52,356,594
Other Assets, Less Liabilities — (1.9)%		(951,209)
Net Assets — 100.0%		$ 51,405,385

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

iShares® MSCI Finland ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018

Affiliates
Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 08/31/17	Net Activity	Shares Held at 05/31/18	Value at 05/31/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,708,490	(226,430)	1,482,060	$1,482,356	$ 5,355(a)	$ (107)	$ 52
BlackRock Cash Funds: Treasury, SL Agency Shares	6,454	19,451	25,905	25,905	204	—	—
				$1,508,261	$ 5,559	$ (107)	$ 52

(a)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.
Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$50,848,333	$ —	$ —	$50,848,333
Money Market Funds	1,508,261	—	—	1,508,261
	$52,356,594	$ —	$ —	$52,356,594

iShares® MSCI Germany Small-Cap ETF
Schedule of Investments (unaudited)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 0.1%
OHB SE	2,345	$ 89,100
Auto Components — 2.5%
ElringKlinger AG(a)	13,654	218,036
Grammer AG	2,989	234,116
Leoni AG	14,074	845,415
SAF-Holland SA(a)	19,565	357,418
		1,654,985
Automobiles — 0.1%
EDAG Engineering Group AG	3,771	81,083
Banks — 0.3%
comdirect bank AG	12,174	172,802
Capital Markets — 1.7%
AURELIUS Equity Opportunities SE & Co KGaA	9,947	662,415
Deutsche Beteiligungs AG	5,385	216,550
FinTech Group AG(b)	3,397	123,321
MLP SE	25,919	165,799
		1,168,085
Chemicals — 0.1%
H&R GmbH & Co. KGaA(a)	5,728	75,555
Commercial Services & Supplies — 1.2%
Bilfinger SE(a)	13,338	589,770
Cewe Stiftung & Co. KGaA	2,233	220,517
		810,287
Communications Equipment — 0.2%
ADVA Optical Networking SE(a)(b)	18,887	135,588
Construction & Engineering — 0.2%
Bauer AG	4,215	113,656
Consumer Finance — 0.2%
Ferratum OYJ	4,213	117,044
Diversified Financial Services — 2.2%
GRENKE AG	10,505	1,186,395
Hypoport AG(a)(b)	1,469	265,446
		1,451,841
Electrical Equipment — 1.3%
Nordex SE(a)(b)	27,170	332,379
Senvion SA, NVS(a)(b)	11,618	143,754
SGL Carbon SE(a)(b)	23,729	276,296
Varta AG	5,763	147,997
		900,426
Electronic Equipment, Instruments & Components — 2.1%
Basler AG(a)	528	112,049
Isra Vision AG	7,081	359,969
Jenoptik AG	22,203	916,445
		1,388,463
Equity Real Estate Investment Trusts (REITs) — 1.8%
alstria office REIT AG	62,190	916,867
Hamborner REIT AG	27,487	293,904
		1,210,771
Food Products — 1.4%
KWS Saat SE	996	373,786
Suedzucker AG(a)	30,802	551,372
		925,158
Security	Shares	Value
Health Care Equipment & Supplies — 2.1%
Carl Zeiss Meditec AG	17,347	$ 1,197,737
Draegerwerk AG & Co. KGaA	1,309	76,400
STRATEC Biomedical AG(a)	2,055	160,480
		1,434,617
Health Care Providers & Services — 0.4%
RHOEN-KLINIKUM AG	8,658	266,609
Health Care Technology — 0.7%
CompuGroup Medical SE	10,322	454,724
Hotels, Restaurants & Leisure — 0.3%
bet-at-home.com AG(a)	1,255	112,362
Vapiano SE(a)(b)(c)	3,625	95,208
		207,570
Household Durables — 0.2%
Surteco SE	3,460	108,847
Independent Power and Renewable Electricity Producers — 0.4%
Encavis AG	38,676	287,583
Industrial Conglomerates — 4.5%
Indus Holding AG	7,904	517,597
MBB SE(a)	887	99,398
Rheinmetall AG	18,774	2,390,914
		3,007,909
Insurance — 0.3%
Wuestenrot & Wuerttembergische AG	10,102	223,577
Internet & Direct Marketing Retail — 1.7%
HelloFresh SE(b)	14,196	199,349
Shop Apotheke Europe NV(b)(c)	3,627	177,396
Takkt AG	14,139	279,585
zooplus AG(a)(b)	2,615	500,914
		1,157,244
Internet Software & Services — 5.4%
Rocket Internet SE(b)(c)	32,030	910,787
Scout24 AG(c)	46,377	2,374,399
XING SE	1,211	380,258
		3,665,444
IT Services — 3.0%
Bechtle AG	12,672	1,114,579
CANCOM SE	7,174	813,973
GFT Technologies SE(a)	7,066	112,340
KPS AG(a)	562	4,782
		2,045,674
Life Sciences Tools & Services — 4.9%
Evotec AG(a)(b)	54,036	944,566
Gerresheimer AG	13,534	1,052,952
MorphoSys AG(b)	12,654	1,315,359
		3,312,877
Machinery — 13.3%
Aumann AG(b)(c)	3,286	231,679
Deutz AG	52,093	423,225
DMG Mori AG	8,493	494,207
Duerr AG	11,185	1,121,793
Heidelberger Druckmaschinen AG(b)	108,124	381,163
JOST Werke AG(c)	6,422	269,121
Koenig & Bauer AG	6,051	463,001
Krones AG(a)	6,808	874,962
Norma Group SE	13,733	1,049,198

iShares® MSCI Germany Small-Cap ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Machinery (continued)
Pfeiffer Vacuum Technology AG	2,977	$ 521,258
Rational AG	1,470	918,023
SLM Solutions Group AG(a)(b)	5,425	218,475
Stabilus SA	9,633	970,409
Vossloh AG	3,785	183,356
Wacker Neuson SE	12,092	367,272
Washtec AG	4,819	440,454
		8,927,596
Marine — 0.9%
Hapag-Lloyd AG(a)(b)(c)	15,151	638,456
Media — 3.2%
Borussia Dortmund GmbH & Co. KGaA(a)	25,775	177,364
CTS Eventim AG & Co. KGaA	24,826	1,196,848
Stroeer SE & Co. KGaA(a)	11,973	767,986
		2,142,198
Metals & Mining — 3.3%
Aurubis AG	16,470	1,335,014
Salzgitter AG	16,837	860,051
		2,195,065
Oil, Gas & Consumable Fuels — 0.1%
VERBIO Vereinigte BioEnergie AG(a)	9,881	60,496
Pharmaceuticals — 1.5%
STADA Arzneimittel AG(a)	10,748	1,016,237
Professional Services — 0.8%
Amadeus Fire AG	2,240	248,401
Bertrandt AG	2,405	274,419
		522,820
Real Estate Management & Development — 14.0%
ADLER Real Estate AG(b)	14,882	252,238
ADO Properties SA(c)	12,355	646,971
Consus Real Estate AG	12,046	103,772
Corestate Capital Holding SA	5,507	309,202
Deutsche Euroshop AG	21,304	778,373
DIC Asset AG	20,681	229,097
Grand City Properties SA	49,718	1,218,752
Instone Real Estate Group BV(b)(c)	8,768	217,031
LEG Immobilien AG	27,235	2,980,763
PATRIZIA Immobilien AG(b)	19,902	410,502
TAG Immobilien AG	53,671	1,129,582
TLG Immobilien AG	39,578	1,118,949
		9,395,232
Road & Rail — 1.7%
Sixt Leasing SE(a)	5,529	115,785
Sixt SE	5,235	663,634
VTG AG	5,577	353,495
		1,132,914
Semiconductors & Semiconductor Equipment — 5.0%
AIXTRON SE(a)(b)	48,598	729,244
Dialog Semiconductor PLC(a)(b)	32,922	719,791
Elmos Semiconductor AG	4,763	146,780
Siltronic AG	9,051	1,526,676
SMA Solar Technology AG	4,487	269,740
		3,392,231
Software — 3.6%
Nemetschek SE	8,297	1,005,312
RIB Software SE	15,143	385,346
Security	Shares	Value
Software (continued)
Software AG	21,404	$ 1,021,382
		2,412,040
Specialty Retail — 1.8%
CECONOMY AG	76,832	751,389
Hornbach Baumarkt AG	3,527	114,866
Hornbach Holding AG & Co. KGaA	4,483	343,809
		1,210,064
Technology Hardware, Storage & Peripherals — 1.1%
Diebold Nixdorf AG	3,565	246,356
S&T AG	20,488	487,879
		734,235
Textiles, Apparel & Luxury Goods — 0.1%
Gerry Weber International AG(a)	9,893	86,611
Thrifts & Mortgage Finance — 2.9%
Aareal Bank AG	24,509	1,049,391
Deutsche Pfandbriefbank AG(c)	57,960	882,920
		1,932,311
Trading Companies & Distributors — 0.9%
BayWa AG(a)	5,803	198,812
Kloeckner & Co. SE	32,245	385,430
		584,242
Transportation Infrastructure — 0.4%
Hamburger Hafen und Logistik AG	10,567	257,305
Wireless Telecommunication Services — 2.3%
Freenet AG(a)	55,196	1,581,763
Total Common Stocks — 96.2% (Cost: $63,685,393)		64,689,335
Preferred Stocks
Biotechnology — 0.4%
Biotest AG, Preference Shares, NVS	8,528	248,868
Construction Materials — 0.2%
STO SE & Co. KGaA, Preference Shares, NVS	1,088	140,210
Health Care Equipment & Supplies — 0.3%
Draegerwerk AG & Co. KGaA, Preference Shares, NVS	3,276	228,680
Machinery — 1.2%
Jungheinrich AG, Preference Shares, NVS	20,689	807,102
Road & Rail — 0.9%
Sixt SE, Preference Shares, NVS	7,141	606,005
Total Preferred Stocks — 3.0% (Cost: $2,067,438)		2,030,865
Short-Term Investments
Money Market Funds — 15.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.98%(d)(e)(f)	10,658,539	10,660,671

iShares® MSCI Germany Small-Cap ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.64%(d)(e)	46,895	$ 46,895
		10,707,566
Total Short-Term Investments — 15.9% (Cost: $10,705,479)		10,707,566
Total Investments in Securities — 115.1% (Cost: $76,458,310)		77,427,766
Other Assets, Less Liabilities — (15.1)%		(10,147,228)
Net Assets — 100.0%		$ 67,280,538
(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates
Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 08/31/17	Net Activity	Shares Held at 05/31/18	Value at 05/31/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	9,217,379	1,441,160	10,658,539	$10,660,671	$302,999 (a)	$ (1,949)	$ 1,481
BlackRock Cash Funds: Treasury, SL Agency Shares	9,923	36,972	46,895	46,895	433	—	—
				$10,707,566	$303,432	$ (1,949)	$ 1,481

(a)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.
Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$64,689,335	$ —	$ —	$64,689,335
Preferred Stocks	2,030,865	—	—	2,030,865
Money Market Funds	10,707,566	—	—	10,707,566
	$77,427,766	$ —	$ —	$77,427,766
Portfolio Abbreviations - Equity
NVS	Non-Voting Shares

iShares® MSCI Global Impact ETF
Schedule of Investments (unaudited)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Australia — 0.8%
CSL Ltd.	1,740	$ 244,685
GPT Group (The)	5,460	20,780
		265,465
Belgium — 4.0%
Umicore SA	24,672	1,393,902
Canada — 0.1%
First Capital Realty Inc.	2,868	46,473
China — 6.3%
3SBio Inc.(a)(b)	6,500	18,603
Beijing Enterprises Water Group Ltd.	504,000	303,911
China Everbright International Ltd.	108,000	161,364
China Longyuan Power Group Corp. Ltd., Class H	324,000	299,046
China Medical System Holdings Ltd.	12,000	28,913
China Mengniu Dairy Co. Ltd.	60,000	217,997
China Vanke Co. Ltd., Class H	72,000	257,466
CSPC Pharmaceutical Group Ltd.	24,000	75,113
GCL-Poly Energy Holdings Ltd.(b)	2,220,000	243,392
Huaneng Renewables Corp. Ltd., Class H	456,000	195,906
New Oriental Education & Technology Group Inc., ADR	2,316	230,372
Shui On Land Ltd.	360,000	100,967
Sino Biopharmaceutical Ltd.	26,000	65,761
		2,198,811
Denmark — 5.1%
Genmab A/S(b)	60	9,014
H Lundbeck A/S	725	51,062
Novo Nordisk A/S, Class B	13,800	654,556
Vestas Wind Systems A/S	16,608	1,087,397
		1,802,029
France — 14.6%
Danone SA, NVS(c)	10,416	795,050
Fonciere Des Regions	444	46,257
Gecina SA	264	45,609
Ipsen SA, NVS	223	35,337
Klepierre SA	2,568	99,881
Schneider Electric SE, NVS	15,384	1,324,922
Suez	85,680	1,178,168
Unibail-Rodamco SE	984	221,167
Veolia Environnement SA, NVS	60,360	1,368,298
		5,114,689
Germany — 1.8%
KION Group AG	3,264	264,952
Vonovia SE	7,932	373,694
		638,646
Hong Kong — 1.9%
Swire Properties Ltd.	9,600	37,633
WH Group Ltd.(a)	618,000	634,218
		671,851
India — 0.1%
Godrej Consumer Products Ltd.	780	13,167
Marico Ltd.	1,992	9,501
Nestle India Ltd.	84	12,017
		34,685
Indonesia — 0.1%
Indofood CBP Sukses Makmur Tbk PT	40,800	25,546
Security	Shares	Value
Indonesia (continued)
Unilever Indonesia Tbk PT	3,600	$ 11,814
		37,360
Japan — 13.7%
Central Japan Railway Co.	4,800	994,505
Chugai Pharmaceutical Co. Ltd.	1,300	73,588
Daiichi Sankyo Co. Ltd.	7,200	231,617
East Japan Railway Co.	14,500	1,435,386
Japan Retail Fund Investment Corp.	26	47,240
Kyowa Hakko Kirin Co. Ltd.	1,300	26,659
NH Foods Ltd.	12,000	494,270
Nippon Prologis REIT Inc.	13	27,162
Nisshin Seifun Group Inc.	5,300	112,200
Nissin Foods Holdings Co. Ltd.	1,400	104,377
Ono Pharmaceutical Co. Ltd.	2,600	64,602
Shionogi & Co. Ltd.	1,400	73,631
Sysmex Corp.	1,200	108,353
Terumo Corp.	2,600	154,595
TOTO Ltd.	4,800	251,829
Toyo Suisan Kaisha Ltd.	3,900	139,459
Unicharm Corp.	6,000	186,718
Yokogawa Electric Corp.	14,400	263,626
		4,789,817
Mexico — 0.3%
Gruma SAB de CV, Series B	5,160	53,927
Kimberly-Clark de Mexico SAB de CV, Class A	28,800	47,764
		101,691
Norway — 0.5%
Marine Harvest ASA	9,000	180,054
Singapore — 0.2%
CapitaLand Commercial Trust	10,895	13,930
CapitaLand Mall Trust	32,400	50,146
		64,076
South Africa — 0.2%
Pioneer Foods Group Ltd.	6,384	54,187
South Korea — 1.2%
Samsung SDI Co. Ltd.	2,232	415,155
Spain — 1.3%
Siemens Gamesa Renewable Energy SA(c)	30,739	472,023
Sweden — 1.4%
Essity AB, Class B	20,004	507,365
Switzerland — 0.4%
Geberit AG, Registered	348	150,726
Taiwan — 3.9%
Innolux Corp.	2,544,000	984,944
Standard Foods Corp.	12,000	24,511
Uni-President Enterprises Corp.	144,000	351,331
		1,360,786
Thailand — 0.0%
Energy Absolute PCL, NVDR	4,800	5,814
United Kingdom — 11.4%
Barratt Developments PLC	72,084	523,332
Berkeley Group Holdings PLC	6,000	338,997
Johnson Matthey PLC	30,204	1,411,909
Pearson PLC	71,148	853,573

iShares® MSCI Global Impact ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
Shire PLC	9,456	$ 515,888
Taylor Wimpey PLC	141,084	356,975
		4,000,674
United States — 30.1%
AbbVie Inc.	12,900	1,276,326
Acuity Brands Inc.	2,100	248,325
Akamai Technologies Inc.(b)	4,764	359,110
Amgen Inc.	4,656	836,311
Arista Networks Inc.(b)	564	141,880
BioMarin Pharmaceutical Inc.(b)	648	58,540
Cadence Design Systems Inc.(b)	6,324	268,454
Celgene Corp.(b)	9,420	741,166
Citrix Systems Inc.(b)	4,284	452,476
Cognex Corp.	2,328	106,413
Colgate-Palmolive Co.	7,008	442,135
Digital Realty Trust Inc.	2,472	265,691
Edwards Lifesciences Corp.(b)	756	103,806
Gilead Sciences Inc.	20,340	1,370,916
Hormel Foods Corp.	5,964	214,048
Incyte Corp.(b)	1,164	79,466
Jazz Pharmaceuticals PLC(b)	528	89,232
Kimberly-Clark Corp.	8,952	902,809
Procter & Gamble Co. (The)	19,344	1,415,400
Rockwell Automation Inc.	2,172	380,991
ServiceNow Inc.(b)	1,284	228,051
Vertex Pharmaceuticals Inc.(b)	780	120,120
VMware Inc., Class A(b)	1,452	199,621
Xylem Inc./NY	3,768	265,267
		10,566,554
Total Common Stocks — 99.4% (Cost: $32,709,639)		34,872,833
Security	Shares	Value
Short-Term Investments
Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.98%(d)(e)(f)	187,442	$ 187,480
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.64%(d)(e)	48,166	48,166
		235,646
Total Short-Term Investments — 0.7% (Cost: $235,627)		235,646
Total Investments in Securities — 100.1% (Cost: $32,945,266)		35,108,479
Other Assets, Less Liabilities — (0.1)%		(49,183)
Net Assets — 100.0%		$ 35,059,296

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates
Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 08/31/17	Net Activity	Shares Held at 05/31/18	Value at 05/31/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	480,537	(293,095)	187,442	$187,480	$ 4,961(a)	$ (251)	$ 11
BlackRock Cash Funds: Treasury, SL Agency Shares	8,389	39,777	48,166	48,166	297	—	—
				$235,646	$ 5,258	$ (251)	$ 11

(a)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

iShares® MSCI Global Impact ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018

Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$34,872,833	$ —	$ —	$34,872,833
Money Market Funds	235,646	—	—	235,646
	$35,108,479	$ —	$ —	$35,108,479
Portfolio Abbreviations - Equity
ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares

iShares® MSCI India ETF
Consolidated Schedule of Investments (unaudited)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Airlines — 0.4%
InterGlobe Aviation Ltd.(a)	984,735	$ 17,791,845
Auto Components — 1.5%
Bharat Forge Ltd.	2,256,498	21,758,282
Bosch Ltd.	78,924	21,481,666
Motherson Sumi Systems Ltd.	6,803,135	31,267,252
		74,507,200
Automobiles — 7.9%
Bajaj Auto Ltd.	903,976	36,842,221
Hero MotoCorp Ltd.	537,845	28,253,351
Mahindra & Mahindra Ltd.	8,035,091	109,894,969
Maruti Suzuki India Ltd.	1,138,920	144,084,582
Tata Motors Ltd.(b)	17,106,575	71,612,751
		390,687,874
Banks — 8.8%
Axis Bank Ltd.	19,341,300	156,461,537
ICICI Bank Ltd.	25,609,158	108,459,191
IDFC Bank Ltd.	341,743	206,112
State Bank of India(b)	18,597,104	74,283,694
Yes Bank Ltd.	18,466,789	94,738,671
		434,149,205
Beverages — 0.6%
United Spirits Ltd.(b)	626,197	31,026,596
Chemicals — 2.5%
Asian Paints Ltd.	3,099,785	59,928,641
Pidilite Industries Ltd.	1,321,839	22,674,928
UPL Ltd.	3,833,364	40,195,434
		122,799,003
Construction & Engineering — 2.1%
Larsen & Toubro Ltd.	5,132,546	104,229,112
Construction Materials — 3.1%
Ambuja Cements Ltd.	6,416,881	19,531,395
Grasim Industries Ltd.	3,540,455	54,552,886
Shree Cement Ltd.	90,080	22,533,315
UltraTech Cement Ltd.	1,035,439	57,461,053
		154,078,649
Consumer Finance — 2.3%
Bajaj Finance Ltd.	1,862,981	58,247,747
Mahindra & Mahindra Financial Services Ltd.	3,203,671	23,150,745
Shriram Transport Finance Co. Ltd.	1,588,754	34,238,876
		115,637,368
Diversified Financial Services — 0.3%
Rural Electrification Corp. Ltd.	7,445,928	13,036,512
Diversified Telecommunication Services — 0.3%
Bharti Infratel Ltd.	3,586,368	15,871,801
Electric Utilities — 1.4%
Power Grid Corp. of India Ltd.	17,022,402	52,833,580
Tata Power Co. Ltd. (The)	11,945,825	14,391,814
		67,225,394
Electrical Equipment — 0.7%
Bharat Heavy Electricals Ltd.	9,702,131	12,026,574
Havells India Ltd.	2,693,679	21,720,674
		33,747,248
Security	Shares	Value
Food & Staples Retailing — 0.6%
Avenue Supermarts Ltd.(a)(b)	1,353,753	$ 31,538,588
Food Products — 1.3%
Britannia Industries Ltd.	310,392	27,247,756
Nestle India Ltd.	249,268	35,660,108
		62,907,864
Gas Utilities — 0.9%
GAIL India Ltd.	8,503,008	44,214,508
Household Products — 3.4%
Hindustan Unilever Ltd.	6,994,812	167,032,783
Independent Power and Renewable Electricity Producers — 1.1%
NTPC Ltd.	21,319,533	52,933,542
Industrial Conglomerates — 0.2%
Siemens Ltd.	767,237	11,885,593
Insurance — 0.7%
Bajaj Finserv Ltd.	411,416	36,837,378
IT Services — 15.9%
HCL Technologies Ltd.	5,998,783	80,924,567
Infosys Ltd.	18,822,027	343,570,153
Tata Consultancy Services Ltd.	10,069,391	259,790,512
Tech Mahindra Ltd.	5,064,770	53,464,067
Vakrangee Ltd.	4,912,255	2,373,052
Wipro Ltd.	12,182,216	47,279,256
		787,401,607
Machinery — 1.9%
Ashok Leyland Ltd.	12,612,448	27,670,476
Eicher Motors Ltd.	143,767	65,576,138
		93,246,614
Media — 0.9%
Zee Entertainment Enterprises Ltd.	5,172,716	42,622,735
Metals & Mining — 3.5%
Hindalco Industries Ltd.	12,575,173	43,642,507
JSW Steel Ltd.	9,113,514	44,823,107
Tata Steel Ltd.	3,762,167	32,092,638
Vedanta Ltd.	14,013,329	51,561,658
		172,119,910
Oil, Gas & Consumable Fuels — 12.8%
Bharat Petroleum Corp. Ltd.	8,178,606	48,957,106
Coal India Ltd.	7,355,377	32,290,304
Hindustan Petroleum Corp. Ltd.	6,565,936	30,342,491
Indian Oil Corp. Ltd.	15,654,994	40,388,759
Oil & Natural Gas Corp. Ltd.	15,207,485	40,090,566
Petronet LNG Ltd.	6,463,287	21,037,469
Reliance Industries Ltd.	30,704,401	419,212,386
		632,319,081
Personal Products — 2.0%
Dabur India Ltd.	5,692,601	32,333,923
Godrej Consumer Products Ltd.	2,568,793	43,362,954
Marico Ltd.	4,866,521	23,210,311
		98,907,188
Pharmaceuticals — 4.7%
Aurobindo Pharma Ltd.	2,840,048	23,412,273
Cadila Healthcare Ltd.(b)	2,205,590	11,808,686
Cipla Ltd./India	3,729,237	29,001,646
Dr. Reddy's Laboratories Ltd.	1,232,570	35,372,060

iShares® MSCI India ETF
Consolidated Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Pharmaceuticals (continued)
Glenmark Pharmaceuticals Ltd.	1,489,379	$ 11,828,736
Lupin Ltd.	2,386,223	27,240,053
Piramal Enterprises Ltd.	873,610	30,700,144
Sun Pharmaceutical Industries Ltd.	9,044,854	64,382,553
		233,746,151
Road & Rail — 0.4%
Container Corp. of India Ltd.	892,936	18,247,744
Textiles, Apparel & Luxury Goods — 0.9%
Titan Co. Ltd.	3,347,184	44,645,654
Thrifts & Mortgage Finance — 10.9%
Housing Development Finance Corp. Ltd.	16,887,734	458,714,725
Indiabulls Housing Finance Ltd.	2,986,245	54,992,133
LIC Housing Finance Ltd.	3,207,414	22,583,674
		536,290,532
Tobacco — 3.0%
ITC Ltd.	36,789,514	148,095,750
Transportation Infrastructure — 0.6%
Adani Ports & Special Economic Zone Ltd.	5,575,594	32,400,536
Security	Shares	Value
Wireless Telecommunication Services — 2.1%
Bharti Airtel Ltd.	15,071,173	$ 83,437,784
Idea Cellular Ltd.(b)	21,125,927	19,253,058
		102,690,842
Total Common Stocks — 99.7% (Cost: $3,844,656,290)		4,924,872,407
Total Investments in Securities — 99.7% (Cost: $3,844,656,290)		4,924,872,407
Other Assets, Less Liabilities — 0.3%		13,031,522
Net Assets — 100.0%		$ 4,937,903,929

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Non-income producing security.

Affiliates
Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 08/31/17	Net Activity	Shares Held at 05/31/18	Value at 05/31/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	20,118,019	(20,118,019)	—	$ —	$592,587	$ —	$ —
Futures Contracts
Futures contracts outstanding as of May 31, 2018 were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini	234	06/15/18	$ 13,124	$ (100,376)

iShares® MSCI India ETF
Consolidated Schedule of Investments (unaudited)(continued)
May 31, 2018

Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Consolidated Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$4,924,872,407	$ —	$ —	$4,924,872,407
Derivative financial instruments(a)
Liabilities
Futures Contracts	$ (100,376)	$ —	$ —	$ (100,376)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

iShares® MSCI India Small-Cap ETF
Consolidated Schedule of Investments (unaudited)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Air Freight & Logistics — 0.3%
Allcargo Logistics Ltd.	128,868	$ 238,134
Blue Dart Express Ltd.	13,105	669,965
		908,099
Airlines — 0.4%
Jet Airways India Ltd.(a)	76,012	465,033
SpiceJet Ltd.(a)	390,750	690,504
		1,155,537
Auto Components — 5.9%
Apollo Tyres Ltd.	683,934	2,729,351
Asahi India Glass Ltd.	129,952	667,549
Balkrishna Industries Ltd.	204,600	3,439,990
Ceat Ltd.	49,741	1,003,812
Endurance Technologies Ltd.(b)	72,174	1,400,539
Exide Industries Ltd.	482,980	1,858,703
JK Tyre & Industries Ltd.	152,658	303,812
Mahindra CIE Automotive Ltd.(a)	227,094	813,712
Minda Industries Ltd.	53,692	1,016,514
Sundram Fasteners Ltd.	136,038	1,277,375
Suprajit Engineering Ltd.	79,506	328,357
Tube Investments of India Ltd.	172,856	555,716
WABCO India Ltd.	12,459	1,377,593
		16,773,023
Banks — 6.0%
Allahabad Bank(a)	451,236	279,505
Canara Bank	367,164	1,399,122
City Union Bank Ltd.	261,392	760,557
DCB Bank Ltd.	354,640	973,279
Federal Bank Ltd.	3,675,608	4,618,850
IDFC Bank Ltd.	3,459,600	2,086,552
Indian Bank	195,526	987,590
Jammu & Kashmir Bank Ltd. (The)(a)	512,353	448,330
Karnataka Bank Ltd. (The)	382,343	679,614
Karur Vysya Bank Ltd. (The)	781,084	1,216,492
RBL Bank Ltd.(b)	225,308	1,722,467
South Indian Bank Ltd. (The)	1,014,816	361,669
Union Bank of India(a)	635,972	854,780
Vijaya Bank	705,188	617,591
		17,006,398
Beverages — 0.8%
Radico Khaitan Ltd.	141,484	965,276
Varun Beverages Ltd.	105,306	1,191,047
		2,156,323
Building Products — 1.6%
Astral Polytechnik Ltd.	75,796	1,162,619
Blue Star Ltd.	62,956	653,746
Cera Sanitaryware Ltd.	12,943	538,300
Kajaria Ceramics Ltd.	156,860	1,276,474
Sintex Plastics Technology Ltd., Class L(a)	999,300	751,521
Somany Ceramics Ltd.	40,824	319,175
		4,701,835
Capital Markets — 5.8%
BSE Ltd.	34,434	423,112
Care Ratings Ltd.	56,981	1,094,615
Central Depository Services India Ltd.(a)	66,839	288,423
CRISIL Ltd.	49,184	1,249,998
Edelweiss Financial Services Ltd.	1,123,936	5,434,599
IIFL Holdings Ltd.	258,179	2,675,811
Security	Shares	Value
Capital Markets (continued)
Indiabulls Ventures Ltd.	302,864	$ 2,097,260
Indian Energy Exchange Ltd.(b)	14,199	332,090
JM Financial Ltd.	491,412	998,007
Motilal Oswal Financial Services Ltd.	92,257	1,253,517
Multi Commodity Exchange of India Ltd.	22,568	286,370
Tata Investment Corp. Ltd.	36,396	436,002
		16,569,804
Chemicals — 6.2%
Aarti Industries	52,537	968,878
Akzo Nobel India Ltd.	25,415	728,112
Atul Ltd.	19,722	825,426
BASF India Ltd.	28,703	862,249
Bayer CropScience Ltd./India	21,897	1,499,993
Chambal Fertilizers and Chemicals Ltd.	253,456	634,743
Coromandel International Ltd.	160,952	1,075,557
DCM Shriram Ltd.	84,320	354,298
Deepak Fertilisers & Petrochemicals Corp. Ltd.	53,568	257,233
Dhanuka Agritech Ltd.	32,337	274,888
EID Parry India Ltd.(a)	151,056	530,064
Finolex Industries Ltd.	66,092	605,168
Gujarat Alkalies & Chemicals Ltd.	45,793	445,461
Gujarat Fluorochemicals Ltd.	72,012	836,730
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	96,599	683,311
Gulf Oil Lubricants India Ltd.	29,044	378,940
Himadri Speciality Chemical Ltd.	215,884	429,961
Monsanto India Ltd.	11,465	483,498
Phillips Carbon Black Ltd.	92,256	320,792
PI Industries Ltd.	135,036	1,694,791
Rain Industries Ltd.	213,536	741,716
Rallis India Ltd.	127,515	403,524
SH Kelkar & Co. Ltd.(b)	48,323	168,100
Sharda Cropchem Ltd.	59,512	381,108
Supreme Industries Ltd.	88,660	1,710,465
Vinati Organics Ltd.	34,059	504,406
		17,799,412
Communications Equipment — 0.6%
Sterlite Technologies Ltd.	257,009	1,257,766
Tejas Networks Ltd.(a)(b)	93,951	441,824
		1,699,590
Construction & Engineering — 5.2%
Ashoka Buildcon Ltd.	120,482	437,418
Dilip Buildcon Ltd.(b)	85,863	1,059,061
Engineers India Ltd.	369,520	720,066
Gayatri Highways Ltd., NVS(a)	272,682	36,407
Gayatri Projects Ltd.(a)	181,784	507,107
GE Power India Ltd.	42,899	545,690
GMR Infrastructure Ltd.(a)	5,343,036	1,437,056
Hindustan Construction Co. Ltd.(a)	206,356	45,257
IRB Infrastructure Developers Ltd.	347,696	1,187,625
Kalpataru Power Transmission Ltd.	101,201	669,225
KEC International Ltd.	164,571	880,622
KNR Constructions Ltd.	56,781	246,830
NBCC India Ltd.	1,076,320	1,468,960
NCC Ltd./India	1,053,132	1,871,940
PNC Infratech Ltd.	165,360	431,150
Sadbhav Engineering Ltd.	198,028	1,011,965
Techno Electric & Engineering Co. Ltd.(a)	73,573	336,834
Voltas Ltd.	235,848	1,887,099
		14,780,312

iShares® MSCI India Small-Cap ETF
Consolidated Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Construction Materials — 3.0%
Birla Corp. Ltd.	50,800	$ 558,757
Century Textiles & Industries Ltd.	73,411	1,030,359
Dalmia Bharat Ltd.	56,949	2,300,830
HeidelbergCement India Ltd.	148,377	335,859
India Cements Ltd. (The)	409,944	789,423
JK Cement Ltd.	45,774	637,678
JK Lakshmi Cement Ltd.	81,190	434,028
Orient Cement Ltd.	134,645	258,386
Prism Johnson Ltd.(a)	331,639	565,898
Ramco Cements Ltd. (The)	153,922	1,764,404
		8,675,622
Consumer Finance — 2.5%
Capital First Ltd.	107,632	910,324
Magma Fincorp Ltd.	212,291	554,774
Manappuram Finance Ltd.	1,032,300	1,647,519
Muthoot Finance Ltd.	228,656	1,320,280
Repco Home Finance Ltd.	84,805	741,954
Sundaram Finance Ltd.	69,440	1,912,925
		7,087,776
Containers & Packaging — 0.5%
Essel Propack Ltd.	103,657	388,008
HSIL Ltd.	79,557	402,250
Time Technoplast Ltd.	207,700	461,060
Uflex Ltd.	25,172	114,665
		1,365,983
Diversified Financial Services — 2.7%
IDFC Ltd.	1,939,360	1,455,616
IFCI Ltd.(a)	1,625,998	426,483
Power Finance Corp. Ltd.	1,629,856	1,945,466
Reliance Capital Ltd.	254,696	1,576,128
SREI Infrastructure Finance Ltd.	441,068	503,601
TI Financial Holdings Ltd.	176,452	1,755,434
		7,662,728
Diversified Telecommunication Services — 0.7%
Himachal Futuristic Communications Ltd.(a)	1,222,764	466,583
Tata Communications Ltd.	170,500	1,559,785
		2,026,368
Electric Utilities — 2.0%
CESC Ltd.	145,700	2,200,749
Reliance Infrastructure Ltd.	339,016	2,184,080
Torrent Power Ltd.	310,404	1,206,520
		5,591,349
Electrical Equipment — 3.0%
Amara Raja Batteries Ltd.	106,698	1,262,446
CG Power and Industrial Solutions Ltd.(a)	997,698	909,249
Finolex Cables Ltd.	172,732	1,753,621
GE T&D India Ltd.	167,424	768,365
Graphite India Ltd.	123,008	1,619,479
HEG Ltd.	15,376	806,868
KEI Industries Ltd.	73,153	522,773
Schneider Electric Infrastructure Ltd.(a)	153,636	229,489
V-Guard Industries Ltd.	220,348	720,970
		8,593,260
Electronic Equipment, Instruments & Components — 0.4%
Redington India Ltd.	659,928	1,164,708
Food Products — 2.5%
Avanti Feeds Ltd.	28,682	694,008
Security	Shares	Value
Food Products (continued)
CCL Products India Ltd.	107,632	$ 480,402
Kaveri Seed Co. Ltd.	81,842	649,994
KRBL Ltd.	125,116	995,440
Manpasand Beverages Ltd.	107,632	355,916
McLeod Russel India Ltd.	60,445	132,387
Tata Global Beverages Ltd.	734,576	2,930,358
Venky's India Ltd.	15,279	683,714
Zydus Wellness Ltd.(a)	18,724	335,760
		7,257,979
Gas Utilities — 1.6%
Gujarat Gas Ltd.	87,898	1,128,056
Gujarat State Petronet Ltd.	339,685	902,790
Indraprastha Gas Ltd.	455,159	1,787,384
Mahanagar Gas Ltd.	58,280	707,271
		4,525,501
Health Care Providers & Services — 2.1%
Apollo Hospitals Enterprise Ltd.	225,432	3,174,739
Dr Lal PathLabs Ltd.(b)	46,117	588,571
Fortis Healthcare Ltd.(a)	769,420	1,677,770
Max India Ltd.(a)	348,972	437,492
Narayana Hrudayalaya Ltd.(a)	6,686	23,080
		5,901,652
Hotels, Restaurants & Leisure — 3.2%
Cox & Kings Ltd.	173,600	554,378
Delta Corp. Ltd.	116,436	412,980
EIH Ltd.	379,143	993,050
Indian Hotels Co. Ltd. (The)	1,158,036	2,435,938
Jubilant Foodworks Ltd.	87,646	3,258,160
Mahindra Holidays & Resorts India Ltd.	88,556	457,133
Thomas Cook India Ltd.	232,988	962,404
		9,074,043
Household Durables — 2.9%
Bajaj Electricals Ltd.	65,653	519,134
Crompton Greaves Consumer Electricals Ltd.	930,372	3,126,171
IFB Industries Ltd.(a)	13,427	262,660
Johnson Controls-Hitachi Air Conditioning India Ltd.	17,950	671,571
LA Opala RG Ltd.	44,922	173,976
Symphony Ltd.	46,064	1,043,193
TTK Prestige Ltd.	7,580	664,995
Whirlpool of India Ltd.	81,384	1,858,509
		8,320,209
Household Products — 0.4%
Eveready Industries India Ltd.(a)	91,979	335,640
Jyothy Laboratories Ltd.	113,135	709,415
		1,045,055
Independent Power and Renewable Electricity Producers — 0.8%
Adani Green Energy Ltd.(a)	576,970	71,006
JSW Energy Ltd.	759,827	926,103
PTC India Ltd.	487,436	614,329
Reliance Power Ltd.(a)	1,516,861	818,193
		2,429,631
Industrial Conglomerates — 0.9%
Godrej Industries Ltd.	200,880	1,776,240
Jaiprakash Associates Ltd.(a)	2,928,418	657,437
		2,433,677
Insurance — 0.8%
Max Financial Services Ltd.(a)	323,268	2,347,774

iShares® MSCI India Small-Cap ETF
Consolidated Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Internet & Direct Marketing Retail — 0.3%
Infibeam Incorporation Ltd.	348,594	$ 878,685
Internet Software & Services — 1.2%
Info Edge India Ltd.	151,709	2,854,555
Just Dial Ltd.(a)	78,864	684,425
		3,538,980
IT Services — 4.9%
eClerx Services Ltd.	54,397	1,065,369
Firstsource Solutions Ltd.(a)	384,400	413,836
Hexaware Technologies Ltd.	239,758	1,560,075
Larsen & Toubro Infotech Ltd.(b)	90,148	2,325,353
Mindtree Ltd.	262,540	3,921,419
Mphasis Ltd.	206,163	3,363,925
Persistent Systems Ltd.	91,512	1,068,663
Sonata Software Ltd.	61,504	339,636
		14,058,276
Life Sciences Tools & Services — 0.6%
Dishman Carbogen Amcis Ltd.(a)	106,978	489,531
Syngene International Ltd.(b)	122,512	1,088,643
		1,578,174
Machinery — 3.5%
AIA Engineering Ltd.	86,800	1,983,734
BEML Ltd.	27,702	379,780
Carborundum Universal Ltd.	122,414	632,364
Cochin Shipyard Ltd.(a)(b)	71,689	535,735
Escorts Ltd.	146,210	2,020,280
Force Motors Ltd.	8,409	351,307
Greaves Cotton Ltd.	160,471	315,437
ISGEC Heavy Engineering Ltd.	4,868	400,066
Jain Irrigation Systems Ltd.	754,292	1,157,440
Lakshmi Machine Works Ltd.	6,896	837,008
Thermax Ltd.	63,116	1,038,551
Timken India Ltd.	44,756	473,243
		10,124,945
Marine — 0.1%
Shipping Corp. of India Ltd.(a)	307,539	293,491
Media — 1.7%
Chennai Super Kings Cricket Ltd., NVS	206,787	6,895
Dish TV India Ltd.(a)	1,873,888	2,027,101
Inox Leisure Ltd.(a)	119,397	475,323
Jagran Prakashan Ltd.	197,717	481,529
Navneet Education Ltd.	153,952	290,303
PVR Ltd.	29,734	582,916
TV18 Broadcast Ltd.(a)	1,104,716	915,924
		4,779,991
Metals & Mining — 2.1%
APL Apollo Tubes Ltd.	14,319	397,535
Jindal Saw Ltd.	304,597	465,590
Jindal Stainless Ltd.(a)	240,151	301,957
Jindal Steel & Power Ltd.(a)	853,191	2,902,234
MOIL Ltd.	169,260	468,156
National Aluminium Co. Ltd.	1,159,772	1,210,772
Welspun Corp. Ltd.	112,327	222,299
		5,968,543
Multiline Retail — 0.4%
Shoppers Stop Ltd.	55,088	470,859
V-Mart Retail Ltd.	15,376	547,494
		1,018,353
Security	Shares	Value
Oil, Gas & Consumable Fuels — 0.8%
Aegis Logistics Ltd.	211,468	$ 855,492
Chennai Petroleum Corp. Ltd.	102,960	432,392
Great Eastern Shipping Co. Ltd. (The)	128,360	625,418
Gujarat Mineral Development Corp. Ltd.	209,286	360,220
		2,273,522
Paper & Forest Products — 0.3%
Century Plyboards India Ltd.	145,025	600,344
Greenply Industries Ltd.	80,333	308,380
		908,724
Personal Products — 0.9%
Bajaj Corp. Ltd.	126,992	896,796
Gillette India Ltd.	16,658	1,622,392
		2,519,188
Pharmaceuticals — 5.2%
Ajanta Pharma Ltd.(a)	42,780	610,074
Alembic Pharmaceuticals Ltd.	123,848	784,574
Caplin Point Laboratories Ltd.	48,980	363,925
Eris Lifesciences Ltd.(a)(b)	89,845	1,073,893
FDC Ltd./India	115,748	407,453
Granules India Ltd.	205,964	239,285
Ipca Laboratories Ltd.	105,999	1,053,039
Jubilant Life Sciences Ltd.	175,088	2,047,634
Laurus Labs Ltd.(b)	102,312	715,536
Natco Pharma Ltd.	225,432	2,698,536
Pfizer Ltd./India	28,895	1,066,630
Sanofi India Ltd.	14,378	1,065,505
Shilpa Medicare Ltd.	66,579	390,994
Solara Active Pharma Sciences Ltd.(a)	26,128	49,876
Sun Pharma Advanced Research Co. Ltd.(a)	169,040	1,021,016
Suven Life Sciences Ltd.	122,472	346,822
Unichem Laboratories Ltd.	73,002	273,423
Wockhardt Ltd.(a)	75,873	768,484
		14,976,699
Professional Services — 0.7%
Quess Corp. Ltd.(a)(b)	81,936	1,424,781
TeamLease Service Ltd.	14,850	599,238
		2,024,019
Real Estate Management & Development — 3.1%
Godrej Properties Ltd.(a)	139,039	1,506,234
Housing Development & Infrastructure Ltd.(a)	596,673	234,310
Indiabulls Real Estate Ltd.(a)	522,865	1,457,428
NESCO Ltd.	38,045	317,801
Oberoi Realty Ltd.	261,640	1,965,523
Phoenix Mills Ltd. (The)	153,760	1,584,708
Prestige Estates Projects Ltd.	260,896	958,800
Sobha Ltd.	111,276	840,970
		8,865,774
Road & Rail — 0.1%
VRL Logistics Ltd.(a)	45,260	249,028
Software — 1.5%
KPIT Technologies Ltd.	376,623	1,546,508
NIIT Technologies Ltd.	81,312	1,346,032
Tata Elxsi Ltd.	40,482	742,123
Zensar Technologies Ltd.	29,777	575,397
		4,210,060
Specialty Retail — 0.8%
Future Lifestyle Fashions Ltd.	104,641	694,764

iShares® MSCI India Small-Cap ETF
Consolidated Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Specialty Retail (continued)
PC Jeweller Ltd.	347,324	$ 853,352
Shankara Building Products Ltd.	23,312	610,863
		2,158,979
Technology Hardware, Storage & Peripherals — 0.0%
Ricoh India Ltd.(a)(c)	9,870	—
Textiles, Apparel & Luxury Goods — 5.5%
Aditya Birla Fashion and Retail Ltd.(a)	449,128	987,007
Arvind Ltd.	286,192	1,646,137
Bata India Ltd.	68,200	787,788
Bombay Dyeing & Manufacturing Co. Ltd.	163,308	583,342
Himatsingka Seide Ltd.	65,983	341,880
KPR Mill Ltd.	48,063	433,178
Page Industries Ltd.	14,515	5,425,017
Rajesh Exports Ltd.	181,040	1,619,990
Raymond Ltd.	72,250	1,050,734
SRF Ltd.	37,387	1,070,487
Vardhman Textiles Ltd.	38,144	708,645
VIP Industries Ltd.	83,576	521,959
Welspun India Ltd.	696,727	647,350
		15,823,514
Thrifts & Mortgage Finance — 2.1%
Can Fin Homes Ltd.	86,614	486,255
Dewan Housing Finance Corp. Ltd.	346,952	3,152,427
GRUH Finance Ltd.	233,826	2,459,448
		6,098,130
Tobacco — 0.1%
Godfrey Phillips India Ltd.	34,509	385,220
Security	Shares	Value
Trading Companies & Distributors — 0.2%
Adani Enterprises Ltd.	337,900	$ 605,874
Transportation Infrastructure — 0.5%
Gateway Distriparks Ltd.	210,569	578,513
Gujarat Pipavav Port Ltd.	567,454	970,808
Navkar Corp. Ltd.(a)(b)	1,929	4,163
		1,553,484
Water Utilities — 0.2%
VA Tech Wabag Ltd.	73,962	488,769
Wireless Telecommunication Services — 0.2%
Reliance Communications Ltd.(a)	1,783,616	492,934
Total Common Stocks — 99.8% (Cost: $246,685,575)		284,927,004
Total Investments in Securities — 99.8% (Cost: $246,685,575)		284,927,004
Other Assets, Less Liabilities — 0.2%		523,406
Net Assets — 100.0%		$ 285,450,410

(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

Affiliates
Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 08/31/17	Net Activity	Shares Held at 05/31/18	Value at 05/31/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	—	0 (a)	—	$ —	$21,456	$ —	$ —

(a)	Net of purchases and sales.
Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Consolidated Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$284,762,820	$ 164,184	$ 0 (a)	$284,927,004

(a)	Rounds to less than $1.
Portfolio Abbreviations - Equity
NVS	Non-Voting Shares

iShares® MSCI Indonesia ETF
Schedule of Investments (unaudited)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Automobiles — 7.9%
Astra International Tbk PT	62,189,230	$ 30,882,021
Banks — 35.6%
Bank Bukopin Tbk PT	11,166,699	305,387
Bank Central Asia Tbk PT	30,299,158	49,499,164
Bank Danamon Indonesia Tbk PT	8,834,060	3,703,375
Bank Mandiri Persero Tbk PT	57,349,960	29,098,037
Bank Negara Indonesia Persero Tbk PT	22,917,858	13,978,326
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	7,447,436	1,098,758
Bank Pembangunan Daerah Jawa Timur Tbk PT	9,201,400	456,925
Bank Rakyat Indonesia Persero Tbk PT	170,531,060	37,800,336
Bank Tabungan Negara Persero Tbk PT	13,014,226	2,856,667
		138,796,975
Capital Markets — 0.5%
Kresna Graha Investama Tbk PT(a)	39,159,500	2,085,501
Construction & Engineering — 1.8%
Adhi Karya Persero Tbk PT	5,470,010	765,683
PP Persero Tbk PT	9,524,022	1,768,404
Sitara Propertindo Tbk PT(a)	15,468,500	985,220
Waskita Karya Persero Tbk PT	14,596,100	2,437,060
Wijaya Karya Persero Tbk PT	9,645,470	1,159,261
		7,115,628
Construction Materials — 3.5%
Indocement Tunggal Prakarsa Tbk PT	5,654,944	7,172,968
Semen Indonesia Persero Tbk PT	9,111,655	5,508,305
Waskita Beton Precast Tbk PT	32,396,000	937,258
		13,618,531
Diversified Telecommunication Services — 10.9%
Inovisi Infracom Tbk PT(a)(b)	9,476,400	—
Link Net Tbk PT	3,271,700	1,094,883
Telekomunikasi Indonesia Persero Tbk PT	154,844,990	39,226,655
Tower Bersama Infrastructure Tbk PT	6,264,900	2,288,188
		42,609,726
Food Products — 6.2%
Charoen Pokphand Indonesia Tbk PT	22,670,925	6,004,246
Eagle High Plantations Tbk PT(a)	29,056,752	391,048
Indofood CBP Sukses Makmur Tbk PT	7,165,754	4,486,654
Indofood Sukses Makmur Tbk PT	13,488,130	6,867,832
Inti Agri Resources Tbk PT(a)	94,978,900	1,640,513
Japfa Comfeed Indonesia Tbk PT	14,022,600	1,569,280
Nippon Indosari Corpindo Tbk PT	5,702,033	447,299
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	9,432,900	780,701
Salim Ivomas Pratama Tbk PT	9,718,500	381,186
Sawit Sumbermas Sarana Tbk PT	10,242,300	880,860
Tunas Baru Lampung Tbk PT	8,353,000	679,301
		24,128,920
Gas Utilities — 1.3%
Perusahaan Gas Negara Persero Tbk PT	33,514,907	4,992,865
Health Care Providers & Services — 0.3%
Siloam International Hospitals Tbk PT(a)	2,240,365	1,124,616
Household Products — 4.0%
Unilever Indonesia Tbk PT	4,688,304	15,385,870
Security	Shares	Value
Insurance — 0.2%
Panin Financial Tbk PT(a)	49,191,078	$ 785,924
Marine — 0.5%
Berlian Laju Tanker Tbk PT(a)(b)	20,137,514	—
Trada Alam Minera Tbk PT(a)	76,241,700	2,019,212
		2,019,212
Media — 1.7%
Global Mediacom Tbk PT	19,630,200	734,631
Media Nusantara Citra Tbk PT	17,544,300	1,515,161
MNC Investama Tbk PT(a)	66,441,000	535,544
Surya Citra Media Tbk PT	17,968,900	3,181,252
Visi Media Asia Tbk PT(a)	26,156,800	451,791
		6,418,379
Metals & Mining — 0.8%
Aneka Tambang Persero Tbk PT	25,840,554	1,608,642
Krakatau Steel Persero Tbk PT(a)	12,195,893	379,174
Pelat Timah Nusantara Tbk PT(a)	1,581,100	546,188
Timah Tbk PT	9,409,680	636,567
		3,170,571
Multiline Retail — 1.9%
Matahari Department Store Tbk PT	7,620,000	5,017,848
Mitra Adiperkasa Tbk PT	2,550,000	1,546,150
Ramayana Lestari Sentosa Tbk PT	8,720,500	856,674
		7,420,672
Oil, Gas & Consumable Fuels — 8.2%
Adaro Energy Tbk PT	44,221,939	5,999,162
Bukit Asam Tbk PT	10,618,450	2,903,930
Bumi Resources Tbk PT(a)	160,686,300	3,052,982
Delta Dunia Makmur Tbk PT(a)	14,590,400	918,791
Harum Energy Tbk PT(a)	2,076,500	482,698
Indika Energy Tbk PT	5,602,500	1,507,978
Indo Tambangraya Megah Tbk PT	1,041,380	1,935,490
Medco Energi Internasional Tbk PT(a)	21,787,533	1,756,174
Sekawan Intipratama Tbk PT(a)(b)	30,572,100	50,605
Sugih Energy Tbk PT(a)	119,120,611	428,646
United Tractors Tbk PT	5,156,996	13,008,471
		32,044,927
Paper & Forest Products — 2.9%
Indah Kiat Pulp & Paper Corp. Tbk PT	8,404,200	11,310,438
Personal Products — 0.2%
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	9,216,900	580,409
Pharmaceuticals — 1.6%
Indofarma Persero Tbk PT(a)	67,900	18,618
Kalbe Farma Tbk PT	64,806,885	6,389,740
		6,408,358
Real Estate Management & Development — 4.1%
Alam Sutera Realty Tbk PT	36,221,516	922,808
Bumi Serpong Damai Tbk PT	23,652,822	2,902,343
Ciputra Development Tbk PT	31,362,713	2,279,693
Hanson International Tbk PT(a)	213,104,135	2,131,808
Kawasan Industri Jababeka Tbk PT	40,639,713	637,600
Lippo Karawaci Tbk PT	31,905,962	867,971
Modernland Realty Tbk PT	26,953,818	597,465
Pakuwon Jati Tbk PT	51,786,577	2,087,117
PP Properti Tbk PT	85,166,339	1,041,978
Sentul City Tbk PT(a)	42,443,000	430,692

iShares® MSCI Indonesia ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Real Estate Management & Development (continued)
Summarecon Agung Tbk PT	31,026,558	$ 2,199,436
		16,098,911
Specialty Retail — 0.6%
Ace Hardware Indonesia Tbk PT	23,710,579	2,133,014
Textiles, Apparel & Luxury Goods — 0.2%
Sri Rejeki Isman Tbk PT	25,134,200	622,250
Tobacco — 3.9%
Gudang Garam Tbk PT	1,477,842	7,285,511
Hanjaya Mandala Sampoerna Tbk PT	28,589,300	7,798,017
		15,083,528
Trading Companies & Distributors — 0.5%
AKR Corporindo Tbk PT	5,538,900	1,961,237
Transportation Infrastructure — 0.6%
Jasa Marga Persero Tbk PT	6,689,508	2,142,376
Total Common Stocks — 99.9% (Cost: $483,407,973)		388,940,859
Security	Shares	Value
Short-Term Investments
Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.64%(c)(d)	208,511	$ 208,511
Total Short-Term Investments — 0.0% (Cost: $208,511)		208,511
Total Investments in Securities — 99.9% (Cost: $483,616,484)		389,149,370
Other Assets, Less Liabilities — 0.1%		326,457
Net Assets — 100.0%		$ 389,475,827

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.

Affiliates
Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 08/31/17	Net Activity	Shares Held at 05/31/18	Value at 05/31/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	146,022	62,489	208,511	$208,511	$ 1,877	$ —	$ —
Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$388,890,254	$ —	$ 50,605	$388,940,859
Money Market Funds	208,511	—	—	208,511
	$389,098,765	$ —	$ 50,605	$389,149,370

iShares® MSCI Ireland ETF
Schedule of Investments (unaudited)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Airlines — 3.4%
Ryanair Holdings PLC, ADR, NVS(a)	19,271	$ 2,233,702
Banks — 9.6%
AIB Group PLC	510,078	2,782,965
Bank of Ireland Group PLC	342,346	2,825,316
Permanent TSB Group Holdings PLC(a)	305,826	631,873
		6,240,154
Beverages — 1.9%
C&C Group PLC	348,901	1,217,743
Building Products — 4.5%
Kingspan Group PLC	62,898	2,907,464
Construction Materials — 22.1%
CRH PLC	389,660	14,373,260
Containers & Packaging — 4.6%
Smurfit Kappa Group PLC	73,167	3,023,437
Diversified Financial Services — 0.1%
IFG Group PLC	49,436	84,829
Equity Real Estate Investment Trusts (REITs) — 5.2%
Green REIT PLC	704,221	1,228,123
Hibernia REIT PLC	736,358	1,273,854
Irish Residential Properties REIT PLC	539,107	854,589
		3,356,566
Food & Staples Retailing — 1.2%
Total Produce PLC	315,439	810,066
Food Products — 19.6%
Glanbia PLC	134,660	2,489,867
Kerry Group PLC, Class A	88,322	9,294,307
Origin Enterprises PLC	148,155	933,883
		12,718,057
Health Care Providers & Services — 3.6%
UDG Healthcare PLC	193,930	2,319,897
Hotels, Restaurants & Leisure — 10.8%
Dalata Hotel Group PLC(a)	190,337	1,481,943
Paddy Power Betfair PLC	45,466	5,519,535
		7,001,478
Household Durables — 2.9%
Cairn Homes PLC, NVS(a)	552,252	1,179,698
Security	Shares	Value
Household Durables (continued)
Glenveagh Properties PLC(a)(b)	527,993	$ 696,448
		1,876,146
Insurance — 0.3%
FBD Holdings PLC	13,390	164,116
Internet Software & Services — 0.2%
Datalex PLC	36,178	130,915
Life Sciences Tools & Services — 4.6%
ICON PLC(a)	23,313	3,006,911
Marine — 1.7%
Irish Continental Group PLC	177,827	1,131,297
Professional Services — 0.1%
CPL Resources PLC	9,745	65,977
Specialty Retail — 0.3%
Applegreen PLC	25,260	176,916
Trading Companies & Distributors — 2.9%
Grafton Group PLC	186,316	1,880,485
Total Common Stocks — 99.6% (Cost: $58,379,908)		64,719,416
Short-Term Investments
Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.64%(c)(d)	16,538	16,538
Total Short-Term Investments — 0.0% (Cost: $16,538)		16,538
Total Investments in Securities — 99.6% (Cost: $58,396,446)		64,735,954
Other Assets, Less Liabilities — 0.4%		252,939
Net Assets — 100.0%		$ 64,988,893

(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.

Affiliates
Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 08/31/17	Net Activity	Shares Held at 05/31/18	Value at 05/31/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	6,869	9,669	16,538	$ 16,538	$ 272	$ —	$ —

iShares® MSCI Ireland ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018

Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$64,719,416	$ —	$ —	$64,719,416
Money Market Funds	16,538	—	—	16,538
	$64,735,954	$ —	$ —	$64,735,954
Portfolio Abbreviations - Equity
ADR	American Depositary Receipt
NVS	Non-Voting Shares

iShares® MSCI New Zealand ETF
Schedule of Investments (unaudited)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Air Freight & Logistics — 1.9%
Freightways Ltd.	480,362	$ 2,662,663
Airlines — 2.6%
Air New Zealand Ltd.	1,661,002	3,647,834
Construction Materials — 7.3%
Fletcher Building Ltd.	2,234,479	10,331,948
Diversified Telecommunication Services — 11.2%
Chorus Ltd.	1,148,496	3,320,070
Spark New Zealand Ltd.	4,878,769	12,528,869
		15,848,939
Electric Utilities — 12.5%
Contact Energy Ltd.	1,604,713	6,485,454
Genesis Energy Ltd.	1,553,717	2,665,454
Infratil Ltd.	1,653,208	3,978,709
Mercury NZ Ltd.	2,001,073	4,535,091
		17,664,708
Equity Real Estate Investment Trusts (REITs) — 8.5%
Argosy Property Ltd.	2,703,864	2,039,454
Goodman Property Trust(a)	2,947,565	2,936,786
Kiwi Property Group Ltd.	4,167,188	4,122,709
Precinct Properties New Zealand Ltd.	3,159,567	2,881,983
		11,980,932
Food Products — 10.8%
a2 Milk Co. Ltd.(b)	1,872,195	14,279,110
Synlait Milk Ltd.(b)	137,539	1,085,673
		15,364,783
Health Care Equipment & Supplies — 10.0%
Fisher & Paykel Healthcare Corp. Ltd.	1,528,359	14,241,115
Health Care Providers & Services — 8.4%
Metlifecare Ltd.	543,819	2,281,792
Ryman Healthcare Ltd.	787,007	6,295,119
Summerset Group Holdings Ltd.(a)	639,974	3,300,428
		11,877,339
Hotels, Restaurants & Leisure — 4.6%
Restaurant Brands New Zealand Ltd.	194,549	1,062,011
SKYCITY Entertainment Group Ltd.	1,931,444	5,407,239
		6,469,250
Security	Shares	Value
Independent Power and Renewable Electricity Producers — 4.4%
Meridian Energy Ltd.	2,962,547	$ 6,204,833
Internet & Direct Marketing Retail — 2.8%
Trade Me Group Ltd.	1,168,452	3,943,451
Media — 1.4%
Sky Network Television Ltd.	1,259,021	2,049,470
Oil, Gas & Consumable Fuels — 4.6%
New Zealand Refining Co. Ltd. (The)	721,139	1,249,789
Z Energy Ltd.	1,030,054	5,297,665
		6,547,454
Road & Rail — 0.6%
Tourism Holdings Ltd.	184,078	843,404
Transportation Infrastructure — 8.3%
Auckland International Airport Ltd.	2,547,954	11,799,295
Total Common Stocks — 99.9% (Cost: $139,672,484)		141,477,418
Short-Term Investments
Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.98%(c)(d)(e)	304,797	304,858
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.64%(c)(d)	49,530	49,530
		354,388
Total Short-Term Investments — 0.2% (Cost: $354,355)		354,388
Total Investments in Securities — 100.1% (Cost: $140,026,839)		141,831,806
Other Assets, Less Liabilities — (0.1)%		(154,136)
Net Assets — 100.0%		$ 141,677,670

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates
Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 08/31/17	Net Activity	Shares Held at 05/31/18	Value at 05/31/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	4,229,991	(3,925,194)	304,797	$304,858	$17,966 (a)	$ (602)	$ (396)
BlackRock Cash Funds: Treasury, SL Agency Shares	28,361	21,169	49,530	49,530	914	—	—
				$354,388	$18,880	$ (602)	$ (396)

(a)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

iShares® MSCI New Zealand ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018

Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$141,477,418	$ —	$ —	$141,477,418
Money Market Funds	354,388	—	—	354,388
	$141,831,806	$ —	$ —	$141,831,806

iShares® MSCI Norway ETF
Schedule of Investments (unaudited)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Airlines — 0.7%
Norwegian Air Shuttle ASA(a)(b)	9,216	$ 286,868
Auto Components — 0.5%
Kongsberg Automotive ASA(a)	157,830	204,845
Banks — 13.9%
DNB ASA	254,996	4,565,437
Norwegian Finans Holding ASA(a)	30,518	328,768
Sbanken ASA(c)	20,322	197,445
SpareBank 1 Nord Norge	34,878	240,404
Sparebank 1 Oestlandet	8,728	95,359
SpareBank 1 SMN	40,008	384,798
		5,812,211
Biotechnology — 0.2%
Nordic Nanovector ASA(a)(b)	10,715	66,719
Chemicals — 5.2%
Borregaard ASA	32,975	365,917
Yara International ASA	43,512	1,793,114
		2,159,031
Consumer Finance — 0.5%
Axactor AB, NVS(b)	32,870	108,140
B2Holding ASA	51,025	114,490
		222,630
Diversified Financial Services — 1.2%
Aker ASA, Class A	6,952	495,324
Diversified Telecommunication Services — 9.5%
Telenor ASA	193,819	3,992,422
Energy Equipment & Services — 9.8%
Akastor ASA(a)	68,853	151,631
Aker Solutions ASA(a)	50,495	331,262
Borr Drilling Ltd.(a)	91,032	467,256
BW Offshore Ltd.(a)	25,080	144,058
Kvaerner ASA(a)	25,507	55,986
Northern Drilling Ltd., NVS	6,342	56,425
Ocean Yield ASA	21,476	184,510
Odfjell Drilling Ltd.(a)	16,211	71,223
Petroleum Geo-Services ASA(a)	96,106	462,410
Subsea 7 SA	75,786	1,155,886
TGS NOPEC Geophysical Co. ASA	29,893	1,005,012
		4,085,659
Food Products — 15.2%
Austevoll Seafood ASA	30,242	362,200
Bakkafrost P/F	12,448	652,023
Grieg Seafood ASA	13,669	153,185
Leroy Seafood Group ASA	90,791	601,830
Marine Harvest ASA	102,253	2,045,672
Norway Royal Salmon ASA	3,569	81,739
Orkla ASA	199,718	1,801,295
Salmar ASA	15,363	670,279
		6,368,223
Independent Power and Renewable Electricity Producers — 0.5%
Scatec Solar ASA(b)(c)	29,150	214,816
Insurance — 5.3%
Gjensidige Forsikring ASA	58,716	906,298
Protector Forsikring ASA(b)	22,274	189,188
Security	Shares	Value
Insurance (continued)
Storebrand ASA	135,411	$ 1,107,112
		2,202,598
Internet Software & Services — 0.4%
Gaming Innovation Group Inc.(a)	97,577	63,202
Otello Corp. ASA(a)	39,220	102,094
		165,296
IT Services — 1.3%
Atea ASA	26,249	398,424
Evry AS(c)	40,160	141,596
		540,020
Marine — 1.3%
Golden Ocean Group Ltd.(b)	30,754	265,537
Stolt-Nielsen Ltd.	9,697	140,077
Wallenius Wilhelmsen Logistics(a)	28,716	144,413
		550,027
Media — 1.8%
Schibsted ASA, Class B	27,873	756,220
Metals & Mining — 4.6%
Norsk Hydro ASA	306,557	1,923,439
Multiline Retail — 0.3%
Europris ASA(c)	43,149	137,633
Oil, Gas & Consumable Fuels — 24.2%
Aker BP ASA	31,292	1,143,447
BW LPG Ltd.(a)(b)(c)	29,040	121,163
DNO ASA(a)	211,527	411,160
Equinor ASA	309,096	8,132,962
FLEX LNG Ltd.(a)	39,620	56,409
Frontline Ltd./Bermuda(b)	28,340	164,515
Hoegh LNG Holdings Ltd.(b)	17,296	94,908
		10,124,564
Real Estate Management & Development — 1.6%
Entra ASA(c)	31,178	442,758
Norwegian Property ASA	78,846	103,489
Selvaag Bolig ASA	23,005	123,283
		669,530
Semiconductors & Semiconductor Equipment — 1.0%
Nordic Semiconductor ASA(a)(b)	42,648	284,057
REC Silicon ASA(a)	780,193	114,609
		398,666
Specialty Retail — 0.7%
XXL ASA(c)	31,675	288,006
Total Common Stocks — 99.7% (Cost: $39,989,197)		41,664,747
Short-Term Investments
Money Market Funds — 3.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.98%(d)(e)(f)	1,618,991	1,619,315

iShares® MSCI Norway ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.64%(d)(e)	4,160	$ 4,160
		1,623,475
Total Short-Term Investments — 3.9% (Cost: $1,623,325)		1,623,475
Total Investments in Securities — 103.6% (Cost: $41,612,522)		43,288,222
Other Assets, Less Liabilities — (3.6)%		(1,491,494)
Net Assets — 100.0%		$ 41,796,728
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates
Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 08/31/17	Net Activity	Shares Held at 05/31/18	Value at 05/31/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,857,569	(238,578)	1,618,991	$1,619,315	$34,681 (a)	$ (225)	$ (61)
BlackRock Cash Funds: Treasury, SL Agency Shares	6,181	(2,021)	4,160	4,160	173	—	—
				$1,623,475	$34,854	$ (225)	$ (61)

(a)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.
Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$41,664,747	$ —	$ —	$41,664,747
Money Market Funds	1,623,475	—	—	1,623,475
	$43,288,222	$ —	$ —	$43,288,222
Portfolio Abbreviations - Equity
NVS	Non-Voting Shares

iShares® MSCI Peru ETF
Schedule of Investments (unaudited)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Banks — 30.3%
BBVA Banco Continental SA	3,829,061	$ 5,214,697
Credicorp Ltd.	218,424	48,363,442
Intercorp Financial Services Inc.	230,395	9,561,393
		63,139,532
Construction & Engineering — 1.6%
Grana y Montero SAA(a)	5,365,044	3,341,992
Construction Materials — 5.2%
Cementos Pacasmayo SAA	2,576,366	6,175,600
Union Andina de Cementos SAA	5,293,789	4,720,103
		10,895,703
Electric Utilities — 2.9%
Enel Distribucion Peru SAA	1,170,582	2,176,813
Luz del Sur SAA	1,017,947	3,885,412
		6,062,225
Food & Staples Retailing — 3.8%
InRetail Peru Corp.(b)	316,416	8,005,325
Food Products — 5.3%
Alicorp SAA	2,724,188	9,649,327
Casa Grande SAA	817,493	1,295,547
		10,944,874
Metals & Mining — 43.6%
Cia. de Minas Buenaventura SAA, ADR, NVS	1,235,929	19,119,822
Cia. Minera Atacocha SAA, Class B(a)	3,884,451	652,370
Cia. Minera Milpo SAA	3,789,359	5,959,021
Hochschild Mining PLC	2,331,270	6,722,264
Minsur SA	8,643,924	4,487,059
Pan American Silver Corp.	259,639	4,587,516
Sociedad Minera Cerro Verde SAA	185,492	5,175,227
Southern Copper Corp.	564,294	27,588,334
Tahoe Resources Inc.	935,225	4,895,296
Security	Shares	Value
Metals & Mining (continued)
Trevali Mining Corp.(a)	6,494,943	$ 5,307,308
Volcan Cia. Minera SAA, Class B, NVS	20,554,572	6,213,633
		90,707,850
Multiline Retail — 2.4%
SACI Falabella	527,092	4,928,504
Oil, Gas & Consumable Fuels — 0.9%
Refineria La Pampilla SAA Relapasa(a)	23,209,114	1,856,786
Trading Companies & Distributors — 3.6%
Ferreycorp SAA	9,109,839	7,399,362
Total Common Stocks — 99.6% (Cost: $235,027,897)		207,282,153
Short-Term Investments
Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.64%(c)(d)	263,643	263,643
Total Short-Term Investments — 0.1% (Cost: $263,643)		263,643
Total Investments in Securities — 99.7% (Cost: $235,291,540)		207,545,796
Other Assets, Less Liabilities — 0.3%		525,780
Net Assets — 100.0%		$ 208,071,576

(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.

Affiliates
Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 08/31/17	Net Activity	Shares Held at 05/31/18	Value at 05/31/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	92,100	171,543	263,643	$263,643	$ 1,860	$ —	$ —

iShares® MSCI Peru ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018

Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$207,282,153	$ —	$ —	$207,282,153
Money Market Funds	263,643	—	—	263,643
	$207,545,796	$ —	$ —	$207,545,796
Portfolio Abbreviations - Equity
ADR	American Depositary Receipt
NVS	Non-Voting Shares

iShares® MSCI Philippines ETF
Schedule of Investments (unaudited)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Airlines — 0.6%
Cebu Air Inc.	617,280	$ 1,022,230
Banks — 14.8%
Bank of the Philippine Islands	2,618,375	4,734,810
BDO Unibank Inc.	5,718,304	14,204,465
East West Banking Corp.	1,656,900	476,234
Metropolitan Bank & Trust Co.	2,314,488	3,498,022
Security Bank Corp.	657,350	2,439,936
		25,353,467
Chemicals — 1.0%
D&L Industries Inc.	8,280,200	1,740,031
Construction & Engineering — 0.5%
Megawide Construction Corp.	2,177,500	920,149
Construction Materials — 0.2%
CEMEX Holdings Philippines Inc.(a)(b)	6,714,900	388,562
Diversified Financial Services — 12.4%
Ayala Corp.	722,813	12,933,049
GT Capital Holdings Inc.	252,071	4,654,165
Metro Pacific Investments Corp.	41,284,250	3,654,134
		21,241,348
Electric Utilities — 2.8%
First Philippine Holdings Corp.	646,049	799,945
Manila Electric Co.	655,840	4,029,754
		4,829,699
Electronic Equipment, Instruments & Components — 0.3%
Integrated Micro-Electronics Inc.	1,604,100	472,661
Food & Staples Retailing — 0.4%
Cosco Capital Inc.	6,425,600	750,982
Food Products — 4.2%
Century Pacific Food Inc.	3,068,000	984,601
Universal Robina Corp.	2,564,518	6,248,314
		7,232,915
Hotels, Restaurants & Leisure — 5.7%
Bloomberry Resorts Corp.	11,199,965	2,302,436
Jollibee Foods Corp.	1,263,151	6,587,991
Melco Resorts And Entertainment (Philippines) Corp.(b)	4,945,100	537,475
Premium Leisure Corp.	23,053,000	443,196
		9,871,098
Independent Power and Renewable Electricity Producers — 2.5%
Aboitiz Power Corp.	4,282,035	3,203,243
First Gen Corp.	3,728,137	1,063,043
		4,266,286
Industrial Conglomerates — 18.8%
Aboitiz Equity Ventures Inc.	5,736,057	6,310,858
Alliance Global Group Inc.(b)	11,838,439	2,997,044
DMCI Holdings Inc.	11,583,760	2,381,335
Security	Shares	Value
Industrial Conglomerates (continued)
JG Summit Holdings Inc.	8,334,332	$ 9,058,453
SM Investments Corp.	700,716	11,577,343
		32,325,033
Metals & Mining — 0.2%
Nickel Asia Corp.	3,316,500	310,593
Oil, Gas & Consumable Fuels — 0.7%
Petron Corp.	6,817,100	1,148,392
Real Estate Management & Development — 26.7%
Ayala Land Inc.	21,414,100	16,222,957
DoubleDragon Properties Corp.(b)	1,946,390	1,081,832
Filinvest Land Inc.	28,233,590	865,245
Megaworld Corp.	32,826,660	3,036,757
Robinsons Land Corp.	6,042,806	2,536,264
SM Prime Holdings Inc.	29,385,135	20,695,530
Vista Land & Lifescapes Inc.	11,196,600	1,481,215
		45,919,800
Transportation Infrastructure — 1.6%
International Container Terminal Services Inc.	1,360,973	2,189,038
MacroAsia Corp.	1,068,400	528,755
		2,717,793
Water Utilities — 1.1%
Manila Water Co. Inc.	3,586,129	1,935,201
Wireless Telecommunication Services — 5.3%
Globe Telecom Inc.	96,650	2,972,969
PLDT Inc.	251,364	6,196,122
		9,169,091
Total Common Stocks — 99.8% (Cost: $210,769,800)		171,615,331
Short-Term Investments
Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.64%(c)(d)	117,223	117,223
Total Short-Term Investments — 0.1% (Cost: $117,223)		117,223
Total Investments in Securities — 99.9% (Cost: $210,887,023)		171,732,554
Other Assets, Less Liabilities — 0.1%		110,651
Net Assets — 100.0%		$ 171,843,205

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.

iShares® MSCI Philippines ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018

Affiliates
Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 08/31/17	Net Activity	Shares Held at 05/31/18	Value at 05/31/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	36,088	81,135	117,223	$117,223	$ 658	$ —	$ —
Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$171,615,331	$ —	$ —	$171,615,331
Money Market Funds	117,223	—	—	117,223
	$171,732,554	$ —	$ —	$171,732,554

iShares® MSCI Poland ETF
Schedule of Investments (unaudited)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Banks — 33.8%
Alior Bank SA(a)	375,728	$ 7,032,682
Bank Handlowy w Warszawie SA	144,577	3,114,477
Bank Millennium SA(a)	2,550,016	5,527,706
Bank Polska Kasa Opieki SA	626,656	18,936,453
Bank Zachodni WBK SA	124,318	11,659,800
Getin Noble Bank SA(a)	2,364,653	703,052
mBank SA	61,367	6,989,676
Powszechna Kasa Oszczednosci Bank Polski SA(a)	3,545,357	35,973,431
		89,937,277
Capital Markets — 0.5%
Warsaw Stock Exchange	134,756	1,322,155
Chemicals — 1.6%
Ciech SA(a)	125,555	2,100,643
Grupa Azoty SA	193,714	2,230,480
		4,331,123
Construction & Engineering — 0.8%
Budimex SA	51,423	2,168,251
Consumer Finance — 1.7%
KRUK SA(b)	71,156	4,473,515
Diversified Telecommunication Services — 1.7%
Netia SA	615,487	778,561
Orange Polska SA(a)	2,823,145	3,822,949
		4,601,510
Electric Utilities — 6.4%
Enea SA	970,331	2,690,883
Energa SA	915,165	2,332,592
PGE Polska Grupa Energetyczna SA(a)	3,441,767	9,153,858
Tauron Polska Energia SA(a)	4,602,745	2,786,715
		16,964,048
Food & Staples Retailing — 2.8%
Dino Polska SA(a)(c)	170,317	5,128,269
Eurocash SA(b)	360,738	2,311,804
		7,440,073
Health Care Providers & Services — 0.4%
Neuca SA	12,036	943,426
Insurance — 8.8%
Powszechny Zaklad Ubezpieczen SA	2,382,267	23,379,989
Machinery — 0.4%
Famur SA(a)	572,018	946,213
Media — 2.3%
Cyfrowy Polsat SA	910,150	6,125,477
Metals & Mining — 6.7%
Boryszew SA(a)	446,454	989,505
Jastrzebska Spolka Weglowa SA(a)	222,654	5,020,284
Security	Shares	Value
Metals & Mining (continued)
KGHM Polska Miedz SA	492,801	$ 11,284,574
Stalprodukt SA(b)	4,441	552,162
		17,846,525
Oil, Gas & Consumable Fuels — 16.5%
Grupa Lotos SA	386,009	5,694,539
Lubelski Wegiel Bogdanka SA	64,119	935,854
Polski Koncern Naftowy ORLEN SA	1,199,639	26,426,267
Polskie Gornictwo Naftowe i Gazownictwo SA	7,085,064	10,953,866
		44,010,526
Road & Rail — 0.6%
PKP Cargo SA(a)	144,680	1,720,635
Software — 5.7%
Asseco Poland SA	324,100	4,020,863
CD Projekt SA	278,718	11,089,206
		15,110,069
Textiles, Apparel & Luxury Goods — 8.3%
CCC SA	119,335	8,799,132
LPP SA	5,227	13,308,559
		22,107,691
Wireless Telecommunication Services — 0.8%
PLAY Communications SA(c)	323,180	2,175,061
Total Common Stocks — 99.8% (Cost: $330,399,575)		265,603,564
Short-Term Investments
Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.98%(d)(e)(f)	1,858,365	1,858,737
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.64%(d)(e)	119,104	119,104
		1,977,841
Total Short-Term Investments — 0.8% (Cost: $1,977,616)		1,977,841
Total Investments in Securities — 100.6% (Cost: $332,377,191)		267,581,405
Other Assets, Less Liabilities — (0.6)%		(1,543,969)
Net Assets — 100.0%		$ 266,037,436

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

iShares® MSCI Poland ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018

Affiliates
Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 08/31/17	Net Activity	Shares Held at 05/31/18	Value at 05/31/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	6,190,556	(4,332,191)	1,858,365	$1,858,737	$59,542 (a)	$ 346	$ (1,369)
BlackRock Cash Funds: Treasury, SL Agency Shares	97,375	21,729	119,104	119,104	2,545	—	—
				$1,977,841	$62,087	$ 346	$ (1,369)

(a)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.
Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$265,603,564	$ —	$ —	$265,603,564
Money Market Funds	1,977,841	—	—	1,977,841
	$267,581,405	$ —	$ —	$267,581,405

iShares® MSCI Qatar ETF
Schedule of Investments (unaudited)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Air Freight & Logistics — 1.6%
Gulf Warehousing Co.	66,834	$ 776,757
Banks — 44.8%
Commercial Bank PQSC (The)	210,659	2,177,242
Doha Bank QPSC	236,559	1,687,163
Masraf Al Rayan QSC	337,164	3,089,632
Qatar First Bank(a)	439,551	651,053
Qatar International Islamic Bank QSC	70,075	992,849
Qatar Islamic Bank SAQ	72,655	2,283,386
Qatar National Bank QPSC	255,386	11,090,849
		21,972,174
Construction Materials — 1.5%
Qatar National Cement Co. QSC	48,304	740,331
Diversified Financial Services — 1.2%
Salam International Investment Ltd. QSC(a)	395,664	591,465
Diversified Telecommunication Services — 3.5%
Ooredoo QPSC	93,836	1,723,859
Energy Equipment & Services — 1.4%
Gulf International Services QSC(a)	146,250	675,893
Food & Staples Retailing — 0.7%
Al Meera Consumer Goods Co. QSC	9,101	369,646
Health Care Providers & Services — 0.7%
Medicare Group	22,912	355,740
Industrial Conglomerates — 14.0%
Industries Qatar QSC	201,980	5,668,712
Mannai Corp. QSC	41,593	524,852
Qatar Industrial Manufacturing Co. QSC	58,293	660,574
		6,854,138
Insurance — 3.7%
Qatar Insurance Co. SAQ	199,451	1,798,745
Marine — 3.0%
Qatar Navigation QSC	84,559	1,458,512
Security	Shares	Value
Multi-Utilities — 4.4%
Qatar Electricity & Water Co. QSC	41,533	$ 2,160,512
Oil, Gas & Consumable Fuels — 3.4%
Qatar Gas Transport Co. Ltd.	417,420	1,679,965
Real Estate Management & Development — 10.4%
Barwa Real Estate Co.	148,762	1,396,591
Ezdan Holding Group QSC(a)	919,055	2,133,768
Mazaya Qatar Real Estate Development QSC(a)	117,926	205,018
National Leasing	79,659	198,902
United Development Co. QSC	299,486	1,188,925
		5,123,204
Wireless Telecommunication Services — 2.5%
Vodafone Qatar QSC(a)	536,088	1,203,538
Total Common Stocks — 96.8% (Cost: $47,386,916)		47,484,479
Short-Term Investments
Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.64%(b)(c)	45,448	45,448
Total Short-Term Investments — 0.1% (Cost: $45,448)		45,448
Total Investments in Securities — 96.9% (Cost: $47,432,364)		47,529,927
Other Assets, Less Liabilities — 3.1%		1,511,221
Net Assets — 100.0%		$ 49,041,148

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates
Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 08/31/17	Net Activity	Shares Held at 05/31/18	Value at 05/31/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	71,070	(25,622)	45,448	$ 45,448	$ 1,217	$ —	$ —

iShares® MSCI Qatar ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018

Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$ —	$47,484,479	$ —	$47,484,479
Money Market Funds	45,448	—	—	45,448
	$ 45,448	$47,484,479	$ —	$47,529,927
The Fund had transfers from Level 1 to Level 2 during the period ended May 31, 2018 in the amount of $49,404,032 (the value of the securities as of the beginning of the period), resulting from the temporary use of an offshore spot rate to translate Qatari riyal into U.S. dollars.

iShares® MSCI Saudi Arabia ETF
Schedule of Investments (unaudited)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Banks — 38.3%
Al Rajhi Bank	1,234,670	$ 28,147,474
Alinma Bank	1,142,958	6,418,168
Arab National Bank	544,506	4,783,882
Bank AlBilad	457,456	2,885,935
Bank Al-Jazira	630,921	2,476,311
Banque Saudi Fransi	563,445	4,957,787
National Commercial Bank	1,860,764	23,319,088
Riyad Bank	1,862,301	7,349,097
Samba Financial Group	1,410,561	10,907,175
Saudi British Bank (The)	350,087	2,809,732
		94,054,649
Building Products — 0.1%
Saudi Ceramic Co.	52,252	269,731
Chemicals — 27.6%
Advanced Petrochemical Co.	150,366	2,096,881
Alujain Corp.(a)	59,948	487,525
National Industrialization Co.(a)	510,065	2,880,540
Sahara Petrochemical Co.	336,074	1,578,931
Saudi Arabian Fertilizer Co.	290,853	4,963,362
Saudi Basic Industries Corp.	1,162,931	40,434,674
Saudi Industrial Investment Group	343,415	2,559,314
Saudi International Petrochemical Co.	281,505	1,591,272
Saudi Kayan Petrochemical Co.(a)	1,140,279	4,311,315
Yanbu National Petrochemical Co.	348,988	6,858,046
		67,761,860
Commercial Services & Supplies — 0.5%
Saudi Airlines Catering Co.	57,885	1,352,049
Construction Materials — 3.0%
Arabian Cement Co./Saudi Arabia	79,176	600,618
City Cement Co.	155,753	471,777
Eastern Province Cement Co.	70,277	457,220
Najran Cement Co.(a)	143,403	377,779
Northern Region Cement Co.(a)	149,531	380,765
Qassim Cement Co. (The)	70,592	736,902
Saudi Cement Co.	116,882	1,586,309
Southern Province Cement Co.	98,849	1,101,719
Yamama Cement Co.(a)	160,590	695,388
Yanbu Cement Co.	121,954	851,961
		7,260,438
Diversified Financial Services — 0.1%
Aseer Trading Tourism & Manufacturing Co.	107,767	337,921
Diversified Telecommunication Services — 4.7%
Saudi Telecom Co.	490,224	11,581,124
Electric Utilities — 3.0%
Saudi Electricity Co.	1,292,502	7,409,554
Food & Staples Retailing — 0.6%
Abdullah Al Othaim Markets Co.	69,211	1,367,464
Food Products — 6.2%
Almarai Co. JSC	670,843	9,480,237
Halwani Brothers Co.	20,495	281,435
National Agriculture Development Co. (The)(a)	68,619	611,101
Saudia Dairy & Foodstuff Co.	25,564	615,515
Security	Shares	Value
Food Products (continued)
Savola Group (The)	406,925	$ 4,274,969
		15,263,257
Gas Utilities — 0.2%
National Gas & Industrialization Co.	61,379	495,071
Health Care Providers & Services — 2.2%
Al Hammadi Development and Investment Co.	93,690	809,395
Dallah Healthcare Holding Co.	41,734	1,057,149
Middle East Healthcare Co.	50,118	752,358
Mouwasat Medical Services Co.	38,054	1,858,867
National Medical Care Co.	36,829	487,073
Saudi Chemical Co.	52,256	477,917
		5,442,759
Hotels, Restaurants & Leisure — 0.9%
Abdul Mohsen Al-Hokair Tourism and Development Co.(a)	48,293	293,590
Al Tayyar Travel Group Holding Co.	161,625	1,120,480
Dur Hospitality Co.	62,506	318,330
Herfy Food Services Co.	37,968	480,877
		2,213,277
Insurance — 1.5%
Al Rahjhi Co.(a)	29,513	489,470
Bupa Arabia for Cooperative Insurance Co.	56,657	1,435,157
Co for Cooperative Insurance (The)(a)	95,118	1,666,290
Mediterranean & Gulf Insurance & Reinsurance Co. (The)(a)	15,150	78,772
		3,669,689
Media — 0.6%
Saudi Research & Marketing Group(a)	56,685	1,410,172
Metals & Mining — 4.3%
Al Yamamah Steel Industries	34,610	170,540
Saudi Arabian Mining Co.(a)	634,225	9,994,320
Zamil Industrial Investment Co.	51,114	329,003
		10,493,863
Oil, Gas & Consumable Fuels — 1.0%
Rabigh Refining & Petrochemical Co.	340,887	2,372,320
Pharmaceuticals — 0.3%
Saudi Pharmaceutical Industries & Medical Appliances Corp.	94,959	769,719
Real Estate Management & Development — 2.4%
Arriyadh Development Co.	107,843	521,042
Dar Al Arkan Real Estate Development Co.	821,654	2,269,714
Emaar Economic City(a)	648,174	2,360,830
Red Sea Housing Services Co.(a)	19,166	92,294
Saudi Real Estate Co.	74,744	654,687
		5,898,567
Road & Rail — 0.4%
Saudi Public Transport Co.	103,724	423,702
United International Transportation Co.	58,654	478,566
		902,268
Specialty Retail — 1.7%
Jarir Marketing Co.	68,604	3,237,763
Saudi Co. For Hardware CJSC	14,189	433,570
United Electronics Co.	28,519	491,995
		4,163,328
Wireless Telecommunication Services — 1.6%
Etihad Etisalat Co.(a)	587,102	3,127,746

iShares® MSCI Saudi Arabia ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Wireless Telecommunication Services (continued)
Mobile Telecommunications Co.(a)	422,418	$ 756,892
		3,884,638
Total Common Stocks — 101.2% (Cost: $232,905,306)		248,373,718
Short-Term Investments
Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.64%(b)(c)	565,646	565,646
Total Short-Term Investments — 0.2% (Cost: $565,646)		565,646
Total Investments in Securities — 101.4% (Cost: $233,470,952)		248,939,364
Other Assets, Less Liabilities — (1.4)%		(3,520,922)
Net Assets — 100.0%		$ 245,418,442
(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates
Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 08/31/17	Net Activity	Shares Held at 05/31/18	Value at 05/31/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	4,706	560,940	565,646	$565,646	$ 800	$ —	$ —
Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$248,373,718	$ —	$ —	$248,373,718
Money Market Funds	565,646	—	—	565,646
	$248,939,364	$ —	$ —	$248,939,364

iShares® MSCI UAE ETF
Schedule of Investments (unaudited)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Airlines — 2.4%
Air Arabia PJSC	2,925,555	$ 923,906
Banks — 21.3%
Abu Dhabi Commercial Bank PJSC	950,367	1,818,897
Ajman Bank PJSC	1,771,305	482,230
Dubai Islamic Bank PJSC	955,668	1,319,096
First Abu Dhabi Bank PJSC	1,054,834	3,532,243
Union National Bank PJSC	1,271,076	1,231,921
		8,384,387
Building Products — 0.9%
National Central Cooling Co. PJSC	764,774	349,787
Capital Markets — 2.1%
Dubai Financial Market PJSC	2,849,687	837,881
Construction & Engineering — 4.3%
Arabtec Holding PJSC	1,041,278	552,793
Drake & Scull International PJSC(a)	1,073,053	338,876
Orascom Construction Ltd.(a)	91,135	791,507
		1,683,176
Diversified Financial Services — 5.3%
Al Waha Capital PJSC	1,369,112	663,469
Amanat Holdings PJSC	1,860,723	694,007
Gulf General Investment Co.(a)	3,807,358	284,011
SHUAA Capital PSC(a)	1,472,944	445,113
		2,086,600
Diversified Telecommunication Services — 15.4%
Emirates Telecommunications Group Co. PJSC	1,368,739	6,036,664
Energy Equipment & Services — 1.7%
Lamprell PLC(a)(b)	509,723	678,263
Food Products — 1.3%
Agthia Group PJSC	391,000	510,951
Health Care Providers & Services — 8.8%
NMC Health PLC	73,850	3,462,984
Hotels, Restaurants & Leisure — 1.4%
DXB Entertainments PJSC(a)	4,868,966	555,408
Industrial Conglomerates — 3.0%
Dubai Investments PJSC	2,102,986	1,179,410
Oil, Gas & Consumable Fuels — 3.3%
Dana Gas PJSC	4,431,982	1,303,116
Real Estate Management & Development — 21.7%
Aldar Properties PJSC	3,088,287	1,723,586
Security	Shares	Value
Real Estate Management & Development (continued)
DAMAC Properties Dubai Co. PJSC	1,981,835	$ 1,289,516
Deyaar Development PJSC(a)	390,828	50,541
Emaar Development PJSC(a)	203,742	293,980
Emaar Malls PJSC	893,666	498,759
Emaar Properties PJSC	2,657,936	3,762,783
Eshraq Properties Co. PJSC(a)	2,613,006	519,307
RAK Properties PJSC	2,277,773	403,074
		8,541,546
Thrifts & Mortgage Finance — 1.0%
Amlak Finance PJSC(a)	1,721,464	373,055
Transportation Infrastructure — 4.5%
DP World Ltd.	79,333	1,784,992
Total Common Stocks — 98.4% (Cost: $38,985,232)		38,692,126
Rights
Banks — 0.5%
Dubai Islamic Bank PJSC, NVS (Expires 06/06/18)(a)	353,401	188,575
Total Rights — 0.5% (Cost: $0)		188,575
Short-Term Investments
Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.98%(c)(d)(e)	55,260	55,271
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.64%(c)(d)	118,713	118,713
		173,984
Total Short-Term Investments — 0.5% (Cost: $173,984)		173,984
Total Investments in Securities — 99.4% (Cost: $39,159,216)		39,054,685
Other Assets, Less Liabilities — 0.6%		253,304
Net Assets — 100.0%		$ 39,307,989

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

iShares® MSCI UAE ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018

Affiliates
Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 08/31/17	Net Activity	Shares Held at 05/31/18	Value at 05/31/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	55,260	55,260	$ 55,271	$ 97(a)	$ —	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	46,566	72,147	118,713	118,713	862	—	—
				$173,984	$ 959	$ —	$ —

(a)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.
Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$38,692,126	$ —	$ —	$38,692,126
Rights	—	188,575	—	188,575
Money Market Funds	173,984	—	—	173,984
	$ 38,866,110	$ 188,575	$ —	$39,054,685
Portfolio Abbreviations - Equity
NVS	Non-Voting Shares

iShares® MSCI United Kingdom ETF
Schedule of Investments (unaudited)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.9%
BAE Systems PLC	2,435,902	$ 20,725,095
Meggitt PLC	585,343	3,829,788
Rolls-Royce Holdings PLC	1,272,826	13,966,142
Rolls-Royce Holdings PLC, NVS(a)(b)	87,764,946	116,784
		38,637,809
Air Freight & Logistics — 0.2%
Royal Mail PLC	681,970	4,618,991
Airlines — 0.1%
easyJet PLC	120,443	2,738,973
Banks — 12.9%
Barclays PLC	13,043,042	34,232,449
HSBC Holdings PLC	15,287,127	146,583,204
Lloyds Banking Group PLC	55,100,762	46,345,490
Royal Bank of Scotland Group PLC(b)	2,743,936	10,044,507
Standard Chartered PLC	2,141,969	21,507,705
		258,713,355
Beverages — 3.7%
Coca-Cola HBC AG	154,427	5,281,052
Diageo PLC	1,880,475	69,124,807
		74,405,859
Biotechnology — 1.9%
Shire PLC	695,608	37,950,063
Capital Markets — 2.2%
3i Group PLC	743,650	9,430,301
Hargreaves Lansdown PLC	217,533	5,520,011
Investec PLC	508,177	3,757,001
London Stock Exchange Group PLC	238,532	14,210,123
Schroders PLC	94,670	4,077,736
St. James's Place PLC	404,414	6,414,555
		43,409,727
Chemicals — 0.7%
Croda International PLC	100,433	6,230,355
Johnson Matthey PLC	147,931	6,915,147
		13,145,502
Commercial Services & Supplies — 0.3%
Babcock International Group PLC	191,590	2,123,645
G4S PLC	1,185,993	4,259,407
		6,383,052
Diversified Financial Services — 0.5%
Standard Life Aberdeen PLC	2,049,400	9,558,260
Diversified Telecommunication Services — 0.9%
BT Group PLC	6,446,411	17,576,161
Electric Utilities — 0.7%
SSE PLC	775,450	14,110,591
Electrical Equipment — 0.6%
Melrose Industries PLC	3,702,412	11,626,817
Energy Equipment & Services — 0.2%
John Wood Group PLC	514,238	4,588,723
Equity Real Estate Investment Trusts (REITs) — 1.2%
British Land Co. PLC (The)	713,499	6,437,054
Hammerson PLC	607,084	4,418,758
Land Securities Group PLC	566,749	7,010,531
Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Segro PLC	763,994	$ 6,654,724
		24,521,067
Food & Staples Retailing — 1.8%
J Sainsbury PLC	1,339,353	5,672,778
Tesco PLC	7,436,571	24,313,191
Wm Morrison Supermarkets PLC	1,697,220	5,551,165
		35,537,134
Food Products — 0.5%
Associated British Foods PLC	272,310	9,602,262
Health Care Equipment & Supplies — 0.8%
ConvaTec Group PLC(c)(d)	1,025,076	3,160,430
Smith & Nephew PLC	668,796	12,178,745
		15,339,175
Health Care Providers & Services — 0.3%
Mediclinic International PLC	279,517	2,272,550
NMC Health PLC	79,478	3,726,893
		5,999,443
Hotels, Restaurants & Leisure — 3.4%
Carnival PLC	138,795	8,933,343
Compass Group PLC	1,210,353	26,050,761
GVC Holdings PLC	455,450	6,163,476
InterContinental Hotels Group PLC	137,962	8,837,505
Merlin Entertainments PLC(c)	539,907	2,635,193
TUI AG	335,000	7,787,567
Whitbread PLC	140,208	7,863,836
		68,271,681
Household Durables — 1.3%
Barratt Developments PLC	773,956	5,618,944
Berkeley Group Holdings PLC	97,260	5,495,135
Persimmon PLC	236,112	8,897,651
Taylor Wimpey PLC	2,504,191	6,336,185
		26,347,915
Household Products — 1.9%
Reckitt Benckiser Group PLC	511,071	39,178,084
Industrial Conglomerates — 0.7%
DCC PLC	68,199	6,547,544
Smiths Group PLC	302,501	7,086,421
		13,633,965
Insurance — 5.6%
Admiral Group PLC	152,526	3,907,972
Aviva PLC	3,067,604	20,850,394
Direct Line Insurance Group PLC	1,051,010	4,999,735
Legal & General Group PLC	4,554,556	16,351,292
Old Mutual PLC	3,770,470	12,031,195
Prudential PLC	1,977,613	47,656,686
RSA Insurance Group PLC	781,846	6,781,092
		112,578,366
Internet Software & Services — 0.2%
Auto Trader Group PLC(c)	729,475	3,422,605
Machinery — 0.3%
Weir Group PLC (The)	184,150	5,368,812
Media — 2.1%
ITV PLC	2,747,950	5,945,569
Pearson PLC	596,707	7,158,782
Sky PLC	788,380	14,130,817

iShares® MSCI United Kingdom ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Media (continued)
WPP PLC	970,699	$ 15,919,726
		43,154,894
Metals & Mining — 8.2%
Anglo American PLC(d)	805,235	19,256,756
Antofagasta PLC	297,478	4,174,126
BHP Billiton PLC	1,614,406	37,142,560
Fresnillo PLC	166,328	2,940,296
Glencore PLC	8,820,680	43,668,418
Randgold Resources Ltd.	72,015	5,718,944
Rio Tinto PLC	918,030	51,794,877
		164,695,977
Multi-Utilities — 1.8%
Centrica PLC	4,250,962	8,252,900
National Grid PLC	2,574,287	28,544,499
		36,797,399
Multiline Retail — 0.6%
Marks & Spencer Group PLC	1,232,551	4,657,870
Next PLC	109,671	8,464,160
		13,122,030
Oil, Gas & Consumable Fuels — 16.9%
BP PLC	15,225,201	116,755,066
Royal Dutch Shell PLC, Class A	3,513,916	121,897,974
Royal Dutch Shell PLC, Class B	2,862,941	101,982,311
		340,635,351
Paper & Forest Products — 0.4%
Mondi PLC	280,708	7,802,923
Personal Products — 2.6%
Unilever PLC	941,527	51,949,160
Pharmaceuticals — 7.3%
AstraZeneca PLC	967,996	70,405,611
GlaxoSmithKline PLC	3,789,899	76,855,806
		147,261,417
Professional Services — 2.2%
Experian PLC	700,762	17,171,425
Intertek Group PLC	123,362	8,972,534
RELX PLC	809,068	17,790,599
		43,934,558
Software — 0.7%
Micro Focus International PLC	330,615	5,864,308
Sage Group PLC (The)	828,124	7,299,276
		13,163,584
Specialty Retail — 0.3%
Kingfisher PLC	1,638,838	6,655,561
Textiles, Apparel & Luxury Goods — 0.4%
Burberry Group PLC	319,568	8,798,079
Security	Shares	Value
Tobacco — 5.8%
British American Tobacco PLC	1,753,191	$ 90,259,317
Imperial Brands PLC	729,009	26,288,527
		116,547,844
Trading Companies & Distributors — 1.9%
Ashtead Group PLC	378,561	11,742,004
Bunzl PLC	256,778	7,824,514
Ferguson PLC	189,691	14,745,936
Travis Perkins PLC	191,637	3,431,051
		37,743,505
Water Utilities — 0.5%
Severn Trent PLC	178,844	4,733,400
United Utilities Group PLC	516,997	5,337,058
		10,070,458
Wireless Telecommunication Services — 2.6%
Vodafone Group PLC	20,389,372	52,042,939
Total Common Stocks — 99.1% (Cost: $2,314,527,008)		1,991,640,071
Short-Term Investments
Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.98%(e)(f)(g)	9,738,462	9,740,409
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.64%(e)(f)	590,721	590,721
		10,331,130
Total Short-Term Investments — 0.5% (Cost: $10,329,214)		10,331,130
Total Investments in Securities — 99.6% (Cost: $2,324,856,222)		2,001,971,201
Other Assets, Less Liabilities — 0.4%		7,702,647
Net Assets — 100.0%		$ 2,009,673,848

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Non-income producing security.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	All or a portion of this security is on loan.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

iShares® MSCI United Kingdom ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018

Affiliates
Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 08/31/17	Net Activity	Shares Held at 05/31/18	Value at 05/31/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	11,875,860	(2,137,398)	9,738,462	$ 9,740,409	$64,276 (a)	$ (4,647)	$ 1,916
BlackRock Cash Funds: Treasury, SL Agency Shares	488,263	102,458	590,721	590,721	14,541	—	—
				$10,331,130	$78,817	$ (4,647)	$ 1,916

(a)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.
Futures Contracts
Futures contracts outstanding as of May 31, 2018 were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/Unrealized Appreciation (Depreciation)
Long Contracts
FTSE 100 Index	177	06/15/18	$ 18,065	$ 435,553
Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,991,523,287	$ —	$ 116,784	$1,991,640,071
Money Market Funds	10,331,130	—	—	10,331,130
	$2,001,854,417	$ —	$ 116,784	$2,001,971,201
Derivative financial instruments(a)
Assets
Futures Contracts	$ 435,553	$ —	$ —	$ 435,553

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.
Portfolio Abbreviations - Equity
NVS	Non-Voting Shares

iShares® MSCI United Kingdom Small-Cap ETF
Schedule of Investments (unaudited)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.0%
Chemring Group PLC	12,533	$ 33,521
Cobham PLC(a)	107,077	177,390
QinetiQ Group PLC	25,403	89,340
Senior PLC	18,783	78,080
Ultra Electronics Holdings PLC	3,481	74,714
		453,045
Airlines — 0.2%
Dart Group PLC	4,324	46,461
Banks — 1.8%
Bank of Georgia Group PLC	1,676	41,767
CYBG PLC	39,636	151,369
Metro Bank PLC(a)(b)	3,368	148,969
Virgin Money Holdings UK PLC	12,952	59,080
		401,185
Beverages — 1.5%
Britvic PLC	11,839	127,525
Fevertree Drinks PLC	4,391	175,521
Stock Spirits Group PLC	8,061	25,904
		328,950
Biotechnology — 1.0%
Abcam PLC	8,260	133,543
Genus PLC	2,756	94,469
		228,012
Building Products — 0.2%
Polypipe Group PLC	8,940	46,038
Capital Markets — 7.8%
Allied Minds PLC(a)	9,100	14,143
Ashmore Group PLC	17,423	85,363
Brewin Dolphin Holdings PLC	12,692	62,184
Burford Capital Ltd.	8,859	187,669
Close Brothers Group PLC	6,781	131,738
CMC Markets PLC(c)	5,153	12,383
Georgia Capital PLC(a)	1,764	23,595
IG Group Holdings PLC	16,475	189,520
IntegraFin Holdings PLC(a)	8,903	42,648
Intermediate Capital Group PLC	13,001	198,256
Jupiter Fund Management PLC	19,472	117,607
Man Group PLC	73,058	176,639
NEX Group PLC	14,455	194,846
Numis Corp. PLC	3,125	16,924
P2P Global Investments PLC/Fund	3,527	37,499
Rathbone Brothers PLC	2,068	66,979
Sanne Group PLC	6,096	51,752
TP ICAP PLC	24,816	138,360
		1,748,105
Chemicals — 2.3%
Elementis PLC	20,777	81,614
Essentra PLC	11,776	74,337
Scapa Group PLC	6,191	34,188
Sirius Minerals PLC(a)(b)	179,906	82,351
Synthomer PLC	12,177	87,417
Victrex PLC	3,852	144,749
		504,656
Commercial Services & Supplies — 4.6%
Aggreko PLC	11,470	107,235
Security	Shares	Value
Commercial Services & Supplies (continued)
Biffa PLC(c)	10,636	$ 30,570
De La Rue PLC	4,566	31,715
HomeServe PLC	13,267	154,470
IWG PLC	30,580	126,550
Mitie Group PLC	16,388	38,990
Renewi PLC	35,833	35,237
Rentokil Initial PLC	82,282	375,108
Restore PLC	4,554	31,996
RPS Group PLC	10,073	35,319
Serco Group PLC(a)	49,197	60,816
		1,028,006
Construction & Engineering — 2.0%
Balfour Beatty PLC	30,889	125,609
Costain Group PLC	4,729	28,852
Galliford Try PLC	4,968	63,628
John Laing Group PLC(c)	21,912	81,815
Keller Group PLC	3,223	44,859
Kier Group PLC	4,365	61,568
Morgan Sindall Group PLC	1,703	33,085
		439,416
Construction Materials — 1.1%
Forterra PLC(c)	8,976	36,847
Ibstock PLC(c)	18,201	67,814
Marshalls PLC	8,929	50,971
Rhi Magnesita NV(a)	1,157	77,455
Rhi Magnesita NV New(a)(b)	47	3,189
		236,276
Consumer Finance — 0.7%
Arrow Global Group PLC	7,457	26,643
International Personal Finance PLC	9,994	27,315
Provident Financial PLC(a)	11,341	96,823
		150,781
Containers & Packaging — 2.4%
DS Smith PLC	47,824	351,913
RPC Group PLC	18,211	191,630
		543,543
Distributors — 0.9%
Inchcape PLC	18,586	180,911
John Menzies PLC	3,570	30,117
		211,028
Diversified Consumer Services — 0.4%
AA PLC	27,354	45,134
Dignity PLC	2,236	36,151
		81,285
Diversified Financial Services — 0.3%
Plus500 Ltd.	3,571	77,454
Diversified Telecommunication Services — 0.8%
Inmarsat PLC	20,495	102,160
KCOM Group PLC	21,016	26,119
TalkTalk Telecom Group PLC(b)	30,800	45,328
		173,607
Electronic Equipment, Instruments & Components — 4.3%
accesso Technology Group PLC(a)	165	5,731
Electrocomponents PLC	19,810	185,523
Halma PLC	17,002	305,420
Laird PLC	21,895	57,861
Oxford Instruments PLC	2,441	29,785

iShares® MSCI United Kingdom Small-Cap ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Renishaw PLC	1,630	$ 116,473
Smart Metering Systems PLC	4,532	50,053
Spectris PLC	5,341	198,357
		949,203
Energy Equipment & Services — 0.7%
Hunting PLC(a)	6,249	70,222
Petrofac Ltd.	11,618	90,067
		160,289
Equity Real Estate Investment Trusts (REITs) — 6.5%
Assura PLC	106,724	80,379
Big Yellow Group PLC	6,746	83,482
Capital & Regional PLC	19,300	13,637
Civitas Social Housing PLC	15,699	21,517
Derwent London PLC	4,743	189,906
Empiric Student Property PLC	26,999	30,717
GCP Student Living PLC	17,244	32,812
Great Portland Estates PLC	11,352	104,228
Hansteen Holdings PLC	18,493	26,133
Intu Properties PLC	39,444	104,500
LondonMetric Property PLC	31,224	79,980
NewRiver REIT PLC	13,567	51,993
Primary Health Properties PLC	32,725	49,032
RDI REIT PLC	63,988	31,930
Regional REIT Ltd.(c)	14,192	17,846
Safestore Holdings PLC	9,404	70,200
Schroder REIT Ltd.	22,594	18,219
Shaftesbury PLC	7,559	92,789
Standard Life Investment Property Income Trust Ltd.	16,801	21,060
Tritax Big Box REIT PLC	61,066	121,886
UNITE Group PLC (The)	11,780	133,160
Workspace Group PLC	5,502	83,243
		1,458,649
Food & Staples Retailing — 0.1%
Conviviality PLC(d)	10,500	—
Majestic Wine PLC(b)	2,317	13,011
		13,011
Food Products — 1.6%
Bakkavor Group PLC, NVS(a)(c)	6,487	16,746
Dairy Crest Group PLC	6,333	41,680
Greencore Group PLC	31,639	76,917
Hotel Chocolat Group Ltd.	1,770	9,068
Premier Foods PLC(a)	28,228	15,025
Tate & Lyle PLC	20,855	191,036
		350,472
Health Care Equipment & Supplies — 0.2%
Advanced Medical Solutions Group PLC	8,663	37,637
Health Care Providers & Services — 1.0%
CVS Group PLC(b)	2,988	38,368
Spire Healthcare Group PLC(c)	12,573	41,658
UDG Healthcare PLC	11,121	133,036
		213,062
Health Care Technology — 0.1%
EMIS Group PLC	2,410	29,888
Hotels, Restaurants & Leisure — 5.2%
888 Holdings PLC	16,108	64,217
Domino's Pizza Group PLC	21,564	109,038
EI Group PLC(a)	21,097	40,369
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Greene King PLC	13,882	$ 107,101
Greggs PLC	4,530	63,654
J D Wetherspoon PLC	3,071	49,854
Jackpotjoy PLC(a)	2,653	30,607
Marston's PLC	28,389	37,493
Mitchells & Butlers PLC	9,527	33,518
Patisserie Holdings PLC	2,245	13,562
Playtech PLC	13,501	140,451
Restaurant Group PLC (The)(b)	9,004	37,357
SSP Group PLC	20,776	178,287
Thomas Cook Group PLC	61,902	92,831
William Hill PLC	38,461	163,770
		1,162,109
Household Durables — 3.2%
Bellway PLC	5,499	240,225
Bovis Homes Group PLC	6,031	101,077
Countryside Properties PLC(c)	18,137	89,296
Crest Nicholson Holdings PLC	11,455	67,128
DFS Furniture PLC	9,479	30,146
McCarthy & Stone PLC(c)	20,454	35,028
Redrow PLC	10,765	86,735
Telford Homes PLC	2,868	17,593
Victoria PLC(a)	4,178	47,478
		714,706
Household Products — 0.2%
PZ Cussons PLC	12,480	39,557
Independent Power and Renewable Electricity Producers — 0.4%
Drax Group PLC	18,228	79,702
Insurance — 4.4%
Beazley PLC	23,546	187,362
esure Group PLC	13,108	40,570
Hastings Group Holdings PLC(c)	14,727	50,245
Hiscox Ltd.	12,851	256,845
Just Group PLC	42,020	80,740
Lancashire Holdings Ltd.	8,566	68,333
Phoenix Group Holdings	16,730	172,529
Sabre Insurance Group PLC(a)(c)	8,957	29,797
Saga PLC	50,170	84,517
		970,938
Internet & Direct Marketing Retail — 3.1%
AO World PLC(a)(b)	10,273	23,129
ASOS PLC(a)	2,434	214,474
boohoo.com PLC(a)	33,454	90,767
Hostelworld Group PLC(c)	4,280	18,338
N Brown Group PLC	6,981	19,229
Ocado Group PLC(a)	23,750	283,795
On the Beach Group PLC(c)	4,965	33,000
		682,732
Internet Software & Services — 3.5%
Gocompare.Com Group PLC	14,120	23,561
iomart Group PLC	3,622	19,158
Just Eat PLC(a)	24,364	273,301
Moneysupermarket.com Group PLC	24,012	101,255
Rightmove PLC	4,075	266,348
ZPG PLC(c)	13,759	89,711
		773,334

iShares® MSCI United Kingdom Small-Cap ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
IT Services — 1.2%
Computacenter PLC	3,323	$ 58,279
Equiniti Group PLC(c)	16,323	56,581
Kainos Group PLC	2,811	15,223
Keywords Studios PLC	2,349	53,262
NCC Group PLC	12,412	35,113
SafeCharge International Group Ltd.	1,976	8,940
Softcat PLC	4,875	49,690
		277,088
Leisure Products — 0.3%
Games Workshop Group PLC	1,376	53,098
Photo-Me International PLC	11,834	17,290
		70,388
Life Sciences Tools & Services — 0.3%
Clinigen Healthcare Ltd., NVS(a)	4,929	56,012
Machinery — 4.3%
Bodycote PLC	8,574	113,348
Fenner PLC	8,586	69,578
IMI PLC	12,183	188,051
Morgan Advanced Materials PLC	11,502	52,344
Rotork PLC	38,982	173,095
Spirax-Sarco Engineering PLC	3,294	270,880
Vesuvius PLC	9,717	81,135
		948,431
Media — 4.8%
Ascential PLC	17,045	97,800
Cineworld Group PLC	42,936	145,689
Daily Mail & General Trust PLC, Class A, NVS	12,843	113,987
Entertainment One Ltd.	16,090	64,274
Informa PLC	36,902	385,169
ITE Group PLC	12,077	22,884
UBM PLC	17,649	241,422
		1,071,225
Metals & Mining — 2.6%
Acacia Mining PLC(a)	7,238	12,434
Centamin PLC	51,595	88,462
Central Asia Metals PLC	7,487	28,493
Evraz PLC	16,033	108,976
Ferrexpo PLC	13,180	38,443
Hill & Smith Holdings PLC	3,524	66,024
Hochschild Mining PLC	11,395	32,858
KAZ Minerals PLC(a)	11,006	148,355
Petra Diamonds Ltd.(a)(b)	23,733	19,564
SolGold PLC(a)(b)	33,469	11,312
Vedanta Resources PLC	3,665	34,538
		589,459
Multi-Utilities — 0.2%
Telecom Plus PLC	2,809	38,724
Multiline Retail — 1.0%
B&M European Value Retail SA	40,327	216,254
Debenhams PLC	43,989	12,585
		228,839
Oil, Gas & Consumable Fuels — 2.5%
Cairn Energy PLC(a)	26,119	80,215
EnQuest PLC(a)	50,461	23,568
Faroe Petroleum PLC(a)	13,957	28,155
Gulf Keystone Petroleum Ltd.(a)	10,275	26,142
Hurricane Energy PLC(a)	65,816	39,550
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Nostrum Oil & Gas PLC(a)	4,214	$ 11,888
Ophir Energy PLC(a)	31,631	23,697
Premier Oil PLC(a)(b)	34,390	54,867
Soco International PLC	8,920	12,748
Sound Energy PLC(a)	31,043	15,399
Stobart Group Ltd.	14,056	41,335
Tullow Oil PLC(a)	62,135	208,767
		566,331
Pharmaceuticals — 2.9%
Alliance Pharma PLC, NVS(a)	15,957	17,878
BTG PLC(a)	13,846	109,900
Dechra Pharmaceuticals PLC	4,590	170,527
Hikma Pharmaceuticals PLC	6,467	116,344
Indivior PLC(a)	32,318	206,806
Vectura Group PLC(a)	26,761	29,823
		651,278
Professional Services — 1.8%
Capita PLC	74,716	134,566
Hays PLC	61,716	150,695
Pagegroup PLC	14,640	103,248
Staffline Group PLC	811	10,608
		399,117
Real Estate Management & Development — 2.1%
Capital & Counties Properties PLC	32,320	130,869
Countrywide PLC(a)	8,480	10,381
Grainger PLC	18,680	75,962
Helical PLC	4,515	22,530
Purplebricks Group PLC(a)(b)	9,428	46,493
Savills PLC	6,356	81,574
Sirius Real Estate Ltd.	39,979	35,324
St. Modwen Properties PLC	8,465	44,988
Watkin Jones PLC	7,431	21,605
		469,726
Road & Rail — 1.4%
FirstGroup PLC(a)	54,156	64,712
Go-Ahead Group PLC	1,931	43,193
National Express Group PLC	20,626	110,113
Northgate PLC	5,967	33,078
Redde PLC	13,613	31,845
Stagecoach Group PLC	19,257	38,411
		321,352
Semiconductors & Semiconductor Equipment — 0.2%
IQE PLC(a)(b)	32,168	46,914
Software — 1.6%
Alfa Financial Software Holdings PLC(a)(c)	4,015	16,829
AVEVA Group PLC	2,888	91,231
Blue Prism Group PLC(a)(b)	2,212	48,330
Frontier Developments PLC(a)	862	19,958
GB Group PLC	6,153	44,049
Learning Technologies Group PLC, NVS	14,140	20,415
Sophos Group PLC(c)	14,686	114,516
		355,328
Specialty Retail — 2.8%
Card Factory PLC(b)	14,556	38,409
Dixons Carphone PLC	44,081	108,514
Dunelm Group PLC	4,521	32,426
Halfords Group PLC	8,917	40,058
JD Sports Fashion PLC	19,613	99,355

iShares® MSCI United Kingdom Small-Cap ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Specialty Retail (continued)
Lookers PLC	14,142	$ 20,135
Pendragon PLC	63,736	22,135
Pets at Home Group PLC	22,392	37,394
Sports Direct International PLC(a)	9,700	52,494
Superdry PLC	2,376	39,204
WH Smith PLC	4,931	127,161
		617,285
Textiles, Apparel & Luxury Goods — 0.5%
Coats Group PLC	63,462	68,232
Ted Baker PLC	1,295	42,012
		110,244
Thrifts & Mortgage Finance — 0.7%
Charter Court Financial Services Group PLC(a)(c)	5,355	21,591
OneSavings Bank PLC	9,813	52,622
Paragon Banking Group PLC	11,723	75,563
		149,776
Trading Companies & Distributors — 1.9%
Diploma PLC	5,071	84,752
Grafton Group PLC	10,631	107,299
Howden Joinery Group PLC	27,800	185,404
SIG PLC	25,167	44,774
		422,229
Transportation Infrastructure — 0.9%
BBA Aviation PLC	46,208	202,783
Water Utilities — 0.8%
Pennon Group PLC	18,797	186,791
Total Common Stocks — 99.3% (Cost: $20,818,294)		22,112,457
Security	Shares	Value
Short-Term Investments
Money Market Funds — 2.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.98%(e)(f)(g)	442,978	$ 443,066
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.64%(e)(f)	4,313	4,313
		447,379
Total Short-Term Investments — 2.0% (Cost: $447,290)		447,379
Total Investments in Securities — 101.3% (Cost: $21,265,584)		22,559,836
Other Assets, Less Liabilities — (1.3)%		(288,610)
Net Assets — 100.0%		$ 22,271,226

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates
Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 08/31/17	Net Activity	Shares Held at 05/31/18	Value at 05/31/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	776,946	(333,968)	442,978	$443,066	$29,036 (a)	$ (216)	$ (20)
BlackRock Cash Funds: Treasury, SL Agency Shares	7,050	(2,737)	4,313	4,313	197	—	—
				$447,379	$29,233	$ (216)	$ (20)

(a)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

iShares® MSCI United Kingdom Small-Cap ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018

Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$22,042,879	$ 69,578	$ 0 (a)	$ 22,112,457
Money Market Funds	447,379	—	—	447,379
	$22,490,258	$ 69,578	$ 0 (a)	$22,559,836

(a)	Rounds to less than $1.
Portfolio Abbreviations - Equity
NVS	Non-Voting Shares

iShares® MSCI USA ESG Optimized ETF
Schedule of Investments (unaudited)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.3%
Harris Corp.	735	$ 110,595
Northrop Grumman Corp.	1,259	412,008
Raytheon Co.	1,883	394,488
Rockwell Collins Inc.	2,397	329,611
Spirit AeroSystems Holdings Inc., Class A	850	72,004
United Technologies Corp.	3,035	378,829
		1,697,535
Air Freight & Logistics — 0.6%
Expeditors International of Washington Inc.	1,764	131,383
United Parcel Service Inc., Class B	2,657	308,531
		439,914
Airlines — 0.1%
Delta Air Lines Inc.	1,921	103,830
Auto Components — 0.1%
Autoliv Inc.	495	73,245
Automobiles — 0.2%
Tesla Inc.(a)(b)	611	173,970
Banks — 5.4%
Bank of America Corp.	30,791	894,171
BB&T Corp.	1,763	92,557
Citigroup Inc.	9,061	604,278
Citizens Financial Group Inc.	1,782	72,795
Comerica Inc.	1,625	153,221
JPMorgan Chase & Co.	10,837	1,159,667
KeyCorp.	10,287	199,979
M&T Bank Corp.	508	87,417
People's United Financial Inc.	7,820	143,966
PNC Financial Services Group Inc. (The)(c)	2,005	287,537
Regions Financial Corp.	4,236	77,265
SVB Financial Group(a)	453	141,395
U.S. Bancorp.	1,695	84,733
		3,998,981
Beverages — 2.1%
Coca-Cola Co. (The)	16,676	717,068
Molson Coors Brewing Co., Class B	1,997	123,115
PepsiCo Inc.	7,388	740,647
		1,580,830
Biotechnology — 2.6%
AbbVie Inc.	5,182	512,707
Amgen Inc.	2,124	381,513
Biogen Inc.(a)(b)	825	242,517
Celgene Corp.(a)	2,291	180,256
Gilead Sciences Inc.	5,305	357,557
Incyte Corp.(a)	1,117	76,257
Vertex Pharmaceuticals Inc.(a)	1,238	190,652
		1,941,459
Building Products — 0.9%
Allegion PLC	1,272	97,219
Johnson Controls International PLC	8,136	273,044
Lennox International Inc.	483	98,199
Masco Corp.	1,978	73,720
Owens Corning	1,396	88,255
		630,437
Capital Markets — 3.7%
Ameriprise Financial Inc.	524	72,642
Security	Shares	Value
Capital Markets (continued)
Bank of New York Mellon Corp. (The)	4,708	$ 257,763
BlackRock Inc.(c)	808	431,658
Charles Schwab Corp. (The)	2,875	159,908
CME Group Inc.	1,317	214,539
Franklin Resources Inc.	2,779	93,291
Goldman Sachs Group Inc. (The)	1,139	257,277
Moody's Corp.	969	165,282
Morgan Stanley	5,388	270,154
Northern Trust Corp.	2,609	267,475
S&P Global Inc.	741	146,348
State Street Corp.	2,700	259,497
T Rowe Price Group Inc.	627	76,130
TD Ameritrade Holding Corp.	1,320	78,144
		2,750,108
Chemicals — 2.4%
Axalta Coating Systems Ltd.(a)	3,407	105,992
DowDuPont Inc.	7,445	477,299
Ecolab Inc.	4,083	582,277
International Flavors & Fragrances Inc.	1,349	164,753
Mosaic Co. (The)	4,867	133,794
PPG Industries Inc.	711	71,754
Praxair Inc.	554	86,568
Sherwin-Williams Co. (The)	311	117,947
		1,740,384
Commercial Services & Supplies — 0.2%
Copart Inc.(a)	2,157	118,268
Communications Equipment — 1.2%
Cisco Systems Inc.	17,365	741,659
Motorola Solutions Inc.	1,399	150,169
		891,828
Construction & Engineering — 0.1%
Fluor Corp.	1,578	76,912
Consumer Finance — 0.9%
Ally Financial Inc.	2,754	70,640
American Express Co.	4,992	490,714
Capital One Financial Corp.	1,188	111,672
		673,026
Containers & Packaging — 0.2%
Ball Corp.	1,963	72,533
WestRock Co.	1,523	89,674
		162,207
Distributors — 0.1%
LKQ Corp.(a)	3,143	99,853
Diversified Financial Services — 0.9%
Berkshire Hathaway Inc., Class B(a)	3,066	587,231
Voya Financial Inc.	1,384	71,885
		659,116
Diversified Telecommunication Services — 1.7%
AT&T Inc.	18,201	588,256
CenturyLink Inc.	5,030	91,647
Verizon Communications Inc.	12,756	608,078
		1,287,981
Electric Utilities — 2.3%
American Electric Power Co. Inc.	1,651	112,185
Entergy Corp.	979	79,211
Eversource Energy	4,553	259,885

iShares® MSCI USA ESG Optimized ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electric Utilities (continued)
Exelon Corp.	6,226	$ 257,694
NextEra Energy Inc.	3,216	533,245
Southern Co. (The)	3,173	142,468
Xcel Energy Inc.	7,269	330,885
		1,715,573
Electrical Equipment — 0.4%
Acuity Brands Inc.	619	73,197
Eaton Corp. PLC	1,008	77,192
Rockwell Automation Inc.	639	112,087
		262,476
Electronic Equipment, Instruments & Components — 0.9%
Corning Inc.	3,779	102,676
Flex Ltd.(a)	5,197	72,186
FLIR Systems Inc.	1,364	73,520
Keysight Technologies Inc.(a)	2,172	127,583
TE Connectivity Ltd.	2,497	232,421
Trimble Inc.(a)	2,137	70,649
		679,035
Energy Equipment & Services — 1.0%
Baker Hughes a GE Co.	3,765	130,231
Halliburton Co.	1,372	68,243
National Oilwell Varco Inc.	3,255	134,822
Schlumberger Ltd.	3,977	273,101
TechnipFMC PLC	4,327	134,786
		741,183
Equity Real Estate Investment Trusts (REITs) — 2.8%
American Tower Corp.	2,226	308,012
Boston Properties Inc.	1,553	189,109
Crown Castle International Corp.	795	82,799
Equinix Inc.	603	239,301
HCP Inc.	3,717	89,096
Host Hotels & Resorts Inc.	6,041	130,667
Iron Mountain Inc.(b)	4,573	152,235
Liberty Property Trust	4,226	186,831
Mid-America Apartment Communities Inc.	842	78,778
Prologis Inc.	5,207	335,070
SBA Communications Corp.(a)	500	79,035
UDR Inc.	2,587	94,348
Weyerhaeuser Co.	3,247	121,211
		2,086,492
Food & Staples Retailing — 0.5%
Costco Wholesale Corp.	633	125,486
Kroger Co. (The)	4,442	108,074
Walgreens Boots Alliance Inc.	2,439	152,169
		385,729
Food Products — 1.9%
Archer-Daniels-Midland Co.	1,999	87,396
Bunge Ltd.	1,866	129,780
Campbell Soup Co.	3,956	133,080
General Mills Inc.	5,034	212,888
Hormel Foods Corp.	2,063	74,041
Kellogg Co.	4,076	262,454
Kraft Heinz Co. (The)	2,799	160,887
McCormick & Co. Inc./MD, NVS	1,830	184,830
Mondelez International Inc., Class A	4,690	184,176
		1,429,532
Health Care Equipment & Supplies — 2.2%
Abbott Laboratories	2,905	178,745
Security	Shares	Value
Health Care Equipment & Supplies (continued)
ABIOMED Inc.(a)	248	$ 94,523
Align Technology Inc.(a)	405	134,440
Becton Dickinson and Co.	1,812	401,521
Cooper Companies Inc. (The)	375	84,866
Edwards Lifesciences Corp.(a)	1,290	177,130
Hologic Inc.(a)	2,073	78,546
IDEXX Laboratories Inc.(a)	659	137,210
Medtronic PLC	2,430	209,757
ResMed Inc.	1,054	108,362
		1,605,100
Health Care Providers & Services — 3.1%
Aetna Inc.	674	118,712
AmerisourceBergen Corp.	886	72,776
Anthem Inc.	575	127,317
Cardinal Health Inc.	3,259	169,761
Centene Corp.(a)	643	75,334
Cigna Corp.	884	149,723
CVS Health Corp.	2,487	157,651
DaVita Inc.(a)	1,099	73,457
Express Scripts Holding Co.(a)	976	73,991
HCA Healthcare Inc.	1,903	196,275
Henry Schein Inc.(a)(b)	2,771	191,753
Humana Inc.	441	128,322
Quest Diagnostics Inc.	1,350	143,815
UnitedHealth Group Inc.	2,507	605,466
		2,284,353
Hotels, Restaurants & Leisure — 1.5%
Hilton Worldwide Holdings Inc.	1,870	150,928
Marriott International Inc./MD, Class A	1,780	240,941
McDonald's Corp.	1,794	287,058
MGM Resorts International	2,387	75,071
Royal Caribbean Cruises Ltd.	926	97,211
Starbucks Corp.	2,613	148,079
Vail Resorts Inc.	576	138,695
		1,137,983
Household Durables — 0.4%
Mohawk Industries Inc.(a)	473	96,511
Newell Brands Inc.	3,966	93,518
Whirlpool Corp.(b)	452	65,427
		255,456
Household Products — 1.8%
Clorox Co. (The)	1,249	150,917
Colgate-Palmolive Co.	3,862	243,654
Kimberly-Clark Corp.	1,747	176,185
Procter & Gamble Co. (The)	10,191	745,675
		1,316,431
Industrial Conglomerates — 2.4%
3M Co.	3,401	670,779
General Electric Co.	32,738	460,951
Honeywell International Inc.	4,321	639,119
		1,770,849
Insurance — 2.3%
Allstate Corp. (The)	1,593	148,914
American International Group Inc.	2,491	131,500
Chubb Ltd.	1,570	205,183
Marsh & McLennan Companies Inc.	3,787	304,361
MetLife Inc.	1,552	71,376
Principal Financial Group Inc.	1,664	92,851

iShares® MSCI USA ESG Optimized ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Insurance (continued)
Progressive Corp. (The)	2,308	$ 143,304
Prudential Financial Inc.	2,418	234,159
Travelers Companies Inc. (The)	1,767	227,095
Willis Towers Watson PLC	519	78,447
XL Group Ltd.	1,338	74,366
		1,711,556
Internet & Direct Marketing Retail — 3.8%
Amazon.com Inc.(a)	1,244	2,027,247
Booking Holdings Inc.(a)(b)	154	324,774
Netflix Inc.(a)	1,319	463,760
		2,815,781
Internet Software & Services — 5.0%
Alphabet Inc., Class A(a)	793	872,300
Alphabet Inc., Class C, NVS(a)	1,169	1,268,353
eBay Inc.(a)	1,949	73,516
Facebook Inc., Class A(a)	6,939	1,330,762
MercadoLibre Inc.	257	74,743
Twitter Inc.(a)	2,220	77,034
		3,696,708
IT Services — 4.4%
Accenture PLC, Class A	3,891	605,984
Automatic Data Processing Inc.	1,428	185,669
Cognizant Technology Solutions Corp., Class A	2,095	157,858
DXC Technology Co.	984	90,636
International Business Machines Corp.	4,149	586,295
Jack Henry & Associates Inc.	817	102,174
Mastercard Inc., Class A	2,473	470,167
PayPal Holdings Inc.(a)	3,184	261,311
Visa Inc., Class A	6,173	806,935
		3,267,029
Leisure Products — 0.3%
Hasbro Inc.	1,259	109,218
Mattel Inc.	5,025	77,988
		187,206
Life Sciences Tools & Services — 1.0%
Agilent Technologies Inc.	3,962	245,327
Illumina Inc.(a)	356	96,989
IQVIA Holdings Inc.(a)	1,094	108,229
Mettler-Toledo International Inc.(a)	243	133,830
Waters Corp.(a)	664	127,900
		712,275
Machinery — 2.2%
Caterpillar Inc.	2,885	438,260
Cummins Inc.	1,949	277,518
Deere & Co.	1,304	194,961
Flowserve Corp.	1,659	68,583
Illinois Tool Works Inc.	500	71,850
Ingersoll-Rand PLC	2,485	217,537
Parker-Hannifin Corp.	784	133,986
Snap-on Inc.	483	71,397
Xylem Inc./NY	2,610	183,744
		1,657,836
Media — 2.4%
Charter Communications Inc., Class A(a)	392	102,328
Comcast Corp., Class A	11,532	359,568
Discovery Inc., Class A(a)	3,298	69,555
Liberty Global PLC, Series C, NVS(a)	5,571	154,205
Omnicom Group Inc.	1,648	118,788
Security	Shares	Value
Media (continued)
Time Warner Inc.	3,801	$ 357,902
Twenty-First Century Fox Inc., Class A, NVS	2,874	110,793
Walt Disney Co. (The)	5,118	509,087
		1,782,226
Metals & Mining — 0.3%
Newmont Mining Corp.	2,652	103,243
Nucor Corp.	1,627	104,437
		207,680
Multi-Utilities — 0.7%
CMS Energy Corp.	3,634	167,636
Consolidated Edison Inc.	1,793	137,577
Dominion Energy Inc.	1,360	87,298
Sempra Energy	1,150	122,510
		515,021
Multiline Retail — 0.4%
Nordstrom Inc.	1,628	79,821
Target Corp.	2,479	180,694
		260,515
Oil, Gas & Consumable Fuels — 4.8%
Andeavor	613	88,535
Apache Corp.	1,734	69,360
Cheniere Energy Inc.(a)	1,316	87,672
ConocoPhillips	4,930	332,233
Devon Energy Corp.	2,868	119,223
EOG Resources Inc.	586	69,037
EQT Corp.	1,390	71,641
Exxon Mobil Corp.	13,978	1,135,573
Hess Corp.	2,734	165,188
Kinder Morgan Inc./DE	6,486	108,186
Marathon Oil Corp.	3,603	77,212
Marathon Petroleum Corp.	1,589	125,579
Noble Energy Inc.	2,079	74,220
Occidental Petroleum Corp.	3,030	255,126
ONEOK Inc.	2,433	165,833
Phillips 66	2,502	291,458
Pioneer Natural Resources Co.	356	68,744
Valero Energy Corp.	1,989	241,067
		3,545,887
Pharmaceuticals — 4.2%
Allergan PLC	709	106,917
Bristol-Myers Squibb Co.	5,674	298,566
Eli Lilly & Co.	4,221	358,954
Jazz Pharmaceuticals PLC(a)	449	75,881
Johnson & Johnson	8,446	1,010,311
Merck & Co. Inc.	9,218	548,748
Nektar Therapeutics(a)	894	71,761
Pfizer Inc.	10,479	376,510
Zoetis Inc.	3,441	288,012
		3,135,660
Professional Services — 0.3%
IHS Markit Ltd.(a)	2,341	115,365
ManpowerGroup Inc.	1,099	98,910
		214,275
Real Estate Management & Development — 0.3%
CBRE Group Inc., Class A(a)	3,447	159,217
Jones Lang LaSalle Inc.	435	71,236
		230,453

iShares® MSCI USA ESG Optimized ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Road & Rail — 1.2%
CSX Corp.	3,214	$ 207,785
Kansas City Southern	967	103,614
Norfolk Southern Corp.	1,564	237,181
Union Pacific Corp.	2,486	354,901
		903,481
Semiconductors & Semiconductor Equipment — 4.2%
Advanced Micro Devices Inc.(a)	5,745	78,879
Analog Devices Inc.	1,757	170,745
Applied Materials Inc.	4,852	246,385
Broadcom Inc.	752	189,557
Intel Corp.	16,024	884,525
Lam Research Corp.	514	101,865
Micron Technology Inc.(a)	2,921	168,220
NVIDIA Corp.	2,081	524,807
QUALCOMM Inc.	3,396	197,375
Skyworks Solutions Inc.	920	90,721
Texas Instruments Inc.	4,303	481,549
		3,134,628
Software — 6.8%
Adobe Systems Inc.(a)	1,790	446,211
Autodesk Inc.(a)	1,278	164,990
CA Inc.	3,437	122,839
Cadence Design Systems Inc.(a)	2,669	113,299
Citrix Systems Inc.(a)	707	74,673
Dell Technologies Inc., Class V(a)	927	74,772
Intuit Inc.	1,228	247,565
Microsoft Corp.	26,354	2,604,829
Oracle Corp.	10,942	511,210
salesforce.com Inc.(a)	3,522	455,500
ServiceNow Inc.(a)	435	77,260
Symantec Corp.	4,077	84,720
Workday Inc., Class A(a)	683	89,446
		5,067,314
Specialty Retail — 2.5%
Best Buy Co. Inc.	2,597	177,245
Gap Inc. (The)	3,220	90,096
Home Depot Inc. (The)	4,391	819,141
Lowe's Companies Inc.	2,683	254,912
Tiffany & Co.	1,893	247,567
TJX Companies Inc. (The)	1,748	157,879
Tractor Supply Co.	1,013	75,276
		1,822,116
Security	Shares	Value
Technology Hardware, Storage & Peripherals — 4.6%
Apple Inc.	15,695	$ 2,932,925
Hewlett Packard Enterprise Co.	9,306	141,823
HP Inc.	7,450	164,124
Seagate Technology PLC	1,303	73,424
Xerox Corp.	2,667	72,489
		3,384,785
Textiles, Apparel & Luxury Goods — 1.0%
Hanesbrands Inc.	4,119	75,089
NIKE Inc., Class B	5,279	379,032
PVH Corp.	825	132,000
VF Corp.	2,243	182,042
		768,163
Trading Companies & Distributors — 0.2%
WW Grainger Inc.	360	111,236
Total Common Stocks — 99.8% (Cost: $72,225,051)		73,901,907
Short-Term Investments
Money Market Funds — 1.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.98%(c)(d)(e)	1,089,263	1,089,481
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.64%(c)(d)	95,024	95,024
		1,184,505
Total Short-Term Investments — 1.6% (Cost: $1,184,426)		1,184,505
Total Investments in Securities — 101.4% (Cost: $73,409,477)		75,086,412
Other Assets, Less Liabilities — (1.4)%		(1,048,643)
Net Assets — 100.0%		$ 74,037,769

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

iShares® MSCI USA ESG Optimized ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018

Affiliates
Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 08/31/17	Shares Purchased	Shares Sold	Shares Held at 05/31/18	Value at 05/31/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	5,359	1,083,904 (a)	—	1,089,263	$1,089,481	$ 1,111(b)	$ (71)	$ 79
BlackRock Cash Funds: Treasury, SL Agency Shares	28,983	66,041 (a)	—	95,024	95,024	577	—	—
BlackRock Inc.	166	851	(209)	808	431,658	2,380	6,525	17,316
PNC Financial Services Group Inc. (The)	453	2,151	(599)	2,005	287,537	2,208	1,789	(6,277)
					$1,903,700	$ 6,276	$ 8,243	$ 11,118

(a)	Net of purchases and sales.
(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.
Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$73,901,907	$ —	$ —	$73,901,907
Money Market Funds	1,184,505	—	—	1,184,505
	$75,086,412	$ —	$ —	$75,086,412
Portfolio Abbreviations - Equity
NVS	Non-Voting Shares

iShares® MSCI USA Small-Cap ESG Optimized ETF
Schedule of Investments (unaudited)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.3%
Aerovironment Inc.(a)	119	$ 6,885
Astronics Corp.(a)	189	6,653
Axon Enterprise Inc.(a)	217	13,819
BWX Technologies Inc.	672	44,849
Cubic Corp.	220	15,301
Curtiss-Wright Corp.	173	22,014
Esterline Technologies Corp.(a)	159	11,599
HEICO Corp.	72	6,614
HEICO Corp., Class A	171	13,005
Hexcel Corp.	515	36,477
KeyW Holding Corp. (The)(a)	954	9,015
KLX Inc.(a)	214	15,800
Mercury Systems Inc.(a)	234	8,642
Teledyne Technologies Inc.(a)	119	23,974
Wesco Aircraft Holdings Inc.(a)	752	8,648
		243,295
Air Freight & Logistics — 0.2%
Echo Global Logistics Inc.(a)	304	8,451
Hub Group Inc., Class A(a)	251	12,538
		20,989
Auto Components — 1.0%
Adient PLC	143	7,613
American Axle & Manufacturing Holdings Inc.(a)	446	7,056
Cooper-Standard Holdings Inc.(a)	83	10,309
Dana Inc.	229	5,107
Delphi Technologies PLC	147	7,365
Dorman Products Inc.(a)	99	6,387
Gentex Corp.	787	18,912
Gentherm Inc.(a)	216	7,646
LCI Industries	60	5,262
Modine Manufacturing Co.(a)	459	8,262
Tenneco Inc.	329	14,535
Visteon Corp.(a)	115	14,370
		112,824
Automobiles — 0.1%
Thor Industries Inc.	106	9,816
Banks — 8.8%
Ameris Bancorp.	164	9,135
BancFirst Corp.	167	9,978
BancorpSouth Bank	741	24,824
Bank of Hawaii Corp.	534	45,353
Bank of the Ozarks Inc.	409	19,444
BankUnited Inc.	367	15,476
Banner Corp.	169	10,132
BOK Financial Corp.	78	7,874
Bryn Mawr Bank Corp.	118	5,587
Chemical Financial Corp.	289	16,219
Columbia Banking System Inc.	356	15,137
Commerce Bancshares Inc./MO	116	7,491
Community Trust Bancorp. Inc.	109	5,564
Cullen/Frost Bankers Inc.	314	35,868
CVB Financial Corp.	896	20,778
FCB Financial Holdings Inc., Class A(a)	170	10,362
First Financial Bancorp.	770	24,217
First Financial Bankshares Inc.	598	31,455
First Hawaiian Inc.	198	5,797
First Interstate BancSystem Inc., Class A	400	17,460
Security	Shares	Value
Banks (continued)
Fulton Financial Corp.	1,876	$ 32,736
Glacier Bancorp. Inc.	300	11,697
Great Western Bancorp. Inc.	629	27,418
Guaranty Bancorp.	182	6,106
Hancock Holding Co.	198	9,950
Heartland Financial USA Inc.	152	8,337
Heritage Financial Corp./WA	201	6,462
HomeTrust Bancshares Inc.(a)	306	8,231
Independent Bank Corp./Rockland MA	81	6,346
International Bancshares Corp.	1,035	44,712
Investors Bancorp. Inc.	2,030	27,080
LegacyTexas Financial Group Inc.	241	10,120
Live Oak Bancshares Inc.	191	5,644
MB Financial Inc.	438	21,633
National Bank Holdings Corp., Class A	355	13,824
NBT Bancorp. Inc.	145	5,601
Old National Bancorp./IN	802	14,396
Opus Bank	314	9,294
PacWest Bancorp.	357	18,942
Pinnacle Financial Partners Inc.	410	27,490
Popular Inc.	191	8,641
QCR Holdings Inc.	186	8,937
ServisFirst Bancshares Inc.	189	7,940
Simmons First National Corp., Class A	548	17,536
South State Corp.	163	14,593
State Bank Financial Corp.	632	21,204
Sterling Bancorp./DE	594	14,583
Texas Capital Bancshares Inc.(a)	236	22,739
TriState Capital Holdings Inc.(a)	473	12,156
Triumph Bancorp. Inc.(a)	144	5,911
Trustmark Corp.	286	9,201
UMB Financial Corp.	168	12,944
Umpqua Holdings Corp.	977	22,999
Union Bankshares Corp.	252	10,357
Univest Corp. of Pennsylvania	187	5,442
Webster Financial Corp.	363	23,268
Westamerica Bancorp.	187	10,702
Western Alliance Bancorp.(a)	585	35,252
Wintrust Financial Corp.	297	27,357
		945,932
Biotechnology — 5.1%
ACADIA Pharmaceuticals Inc.(a)	531	9,611
Acceleron Pharma Inc.(a)	167	5,935
Agios Pharmaceuticals Inc.(a)	162	15,147
Aimmune Therapeutics Inc.(a)	180	5,956
Alder Biopharmaceuticals Inc.(a)	369	6,439
AMAG Pharmaceuticals Inc.(a)	231	5,590
Amicus Therapeutics Inc.(a)	615	10,394
AnaptysBio Inc.(a)	67	5,213
Arena Pharmaceuticals Inc.(a)	125	5,530
Array BioPharma Inc.(a)	630	10,301
Atara Biotherapeutics Inc.(a)	108	5,378
Audentes Therapeutics Inc.(a)	145	5,372
BioCryst Pharmaceuticals Inc.(a)	961	6,179
Bluebird Bio Inc.(a)	165	29,543
Blueprint Medicines Corp.(a)	121	10,174
Clovis Oncology Inc.(a)	130	6,105
Coherus Biosciences Inc.(a)	366	5,710
Eagle Pharmaceuticals Inc./DE(a)	86	5,797
Editas Medicine Inc.(a)	167	6,399

iShares® MSCI USA Small-Cap ESG Optimized ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
Emergent BioSolutions Inc.(a)	108	$ 5,696
Enanta Pharmaceuticals Inc.(a)	54	5,364
Esperion Therapeutics Inc.(a)	147	5,658
Exact Sciences Corp.(a)	314	18,696
Exelixis Inc.(a)	716	14,843
FibroGen Inc.(a)	263	14,176
Flexion Therapeutics Inc.(a)	208	5,639
Foundation Medicine Inc.(a)	64	6,346
G1 Therapeutics Inc.(a)	110	4,764
Global Blood Therapeutics Inc.(a)	158	7,608
Halozyme Therapeutics Inc.(a)	413	7,599
Heron Therapeutics Inc.(a)	178	5,776
ImmunoGen Inc.(a)	543	6,223
Immunomedics Inc.(a)	360	7,942
Insmed Inc.(a)	304	8,469
Intercept Pharmaceuticals Inc.(a)	79	5,547
Ionis Pharmaceuticals Inc.(a)	339	15,814
Iovance Biotherapeutics Inc.(a)	369	5,387
Ironwood Pharmaceuticals Inc.(a)	423	7,859
Karyopharm Therapeutics Inc.(a)	280	5,194
Ligand Pharmaceuticals Inc.(a)	79	15,186
Loxo Oncology Inc.(a)	77	13,654
MiMedx Group Inc.(a)	819	6,896
Momenta Pharmaceuticals Inc.(a)	239	5,640
Neurocrine Biosciences Inc.(a)	259	24,931
OPKO Health Inc.(a)	2,176	8,443
Portola Pharmaceuticals Inc.(a)	136	5,460
Progenics Pharmaceuticals Inc.(a)	743	5,647
PTC Therapeutics Inc.(a)	198	6,712
Puma Biotechnology Inc.(a)	107	5,666
REGENXBIO Inc.(a)	120	6,486
Repligen Corp.(a)	245	10,702
Sage Therapeutics Inc.(a)	143	21,835
Sangamo Therapeutics Inc.(a)	360	5,922
Sarepta Therapeutics Inc.(a)	225	21,116
Spark Therapeutics Inc.(a)	150	11,969
Spectrum Pharmaceuticals Inc.(a)	315	6,076
TESARO Inc.(a)	215	9,559
Ultragenyx Pharmaceutical Inc.(a)	205	15,006
Vanda Pharmaceuticals Inc.(a)	337	5,830
ZIOPHARM Oncology Inc.(a)	1,305	6,395
		544,504
Building Products — 0.6%
AAON Inc.	345	10,522
Advanced Drainage Systems Inc.	354	10,266
Armstrong World Industries Inc.(a)	298	18,059
Builders FirstSource Inc.(a)	551	10,789
Trex Co. Inc.(a)	47	5,538
USG Corp.(a)	232	9,623
		64,797
Capital Markets — 2.1%
Donnelley Financial Solutions Inc.(a)	324	4,977
Evercore Inc., Class A	137	14,303
FactSet Research Systems Inc.	279	56,082
Financial Engines Inc.	125	5,594
INTL. FCStone Inc.(a)	133	6,650
Janus Henderson Group PLC	1,449	44,760
Legg Mason Inc.	778	28,996
LPL Financial Holdings Inc.	334	22,969
Security	Shares	Value
Capital Markets (continued)
MarketAxess Holdings Inc.	94	$ 20,083
Moelis & Co., Class A	94	5,569
Morningstar Inc.	90	10,801
Virtu Financial Inc., Class A	187	5,806
		226,590
Chemicals — 1.2%
Ferro Corp.(a)	260	5,320
HB Fuller Co.	371	19,125
Huntsman Corp.	171	5,599
Ingevity Corp.(a)	73	5,558
Innospec Inc.	162	12,425
Minerals Technologies Inc.	482	35,186
Platform Specialty Products Corp.(a)	537	6,476
PolyOne Corp.	135	5,659
Scotts Miracle-Gro Co. (The)	64	5,448
Stepan Co.	108	7,852
Trinseo SA	252	18,220
Tronox Ltd., Class A	306	5,621
		132,489
Commercial Services & Supplies — 3.3%
ABM Industries Inc.	432	12,295
ACCO Brands Corp.	437	5,637
Brady Corp., Class A, NVS	556	21,684
Brink's Co. (The)	93	7,370
Cimpress NV(a)	93	12,948
Clean Harbors Inc.(a)	155	8,215
Covanta Holding Corp.	809	13,187
Deluxe Corp.	80	5,362
Essendant Inc.	451	6,309
Healthcare Services Group Inc.	347	12,544
Herman Miller Inc.	474	15,524
Interface Inc.	442	10,033
KAR Auction Services Inc.	993	52,401
Knoll Inc.	313	6,323
Matthews International Corp., Class A	469	25,795
McGrath RentCorp	174	11,324
Mobile Mini Inc.	215	9,804
MSA Safety Inc.	96	8,928
Pitney Bowes Inc.	2,040	18,156
Quad/Graphics Inc.	281	5,555
RR Donnelley & Sons Co.	823	5,136
SP Plus Corp.(a)	293	10,548
Steelcase Inc., Class A	536	7,718
Team Inc.(a)	289	6,141
Tetra Tech Inc.	438	24,068
UniFirst Corp./MA	121	21,532
Viad Corp.	252	13,331
		357,868
Communications Equipment — 1.2%
ADTRAN Inc.	443	6,180
ARRIS International PLC(a)	459	11,603
Ciena Corp.(a)	789	18,186
EchoStar Corp., Class A(a)	117	5,504
Finisar Corp.(a)	346	5,609
Infinera Corp.(a)	567	4,990
InterDigital Inc./PA	179	14,114
Lumentum Holdings Inc.(a)	229	13,454
NETGEAR Inc.(a)	99	5,984
NetScout Systems Inc.(a)	252	6,804

iShares® MSCI USA Small-Cap ESG Optimized ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Communications Equipment (continued)
Oclaro Inc.(a)	616	$ 5,273
Plantronics Inc.	260	18,941
Ribbon Communications Inc.(a)	1,012	6,133
Viavi Solutions Inc.(a)	585	5,563
		128,338
Construction & Engineering — 1.7%
AECOM(a)	1,222	40,326
Aegion Corp.(a)	227	5,834
Argan Inc.	158	6,115
Comfort Systems USA Inc.	316	14,805
Dycom Industries Inc.(a)	79	7,360
EMCOR Group Inc.	331	25,133
Granite Construction Inc.	259	14,729
KBR Inc.	313	5,765
MasTec Inc.(a)	110	5,131
MYR Group Inc.(a)	142	5,544
Quanta Services Inc.(a)	1,080	38,891
Valmont Industries Inc.	95	13,884
		183,517
Construction Materials — 0.2%
Summit Materials Inc., Class A(a)	459	13,045
U.S. Concrete Inc.(a)	144	8,777
		21,822
Consumer Finance — 0.5%
Credit Acceptance Corp.(a)	16	5,650
Encore Capital Group Inc.(a)	190	7,496
FirstCash Inc.	114	10,345
Green Dot Corp., Class A(a)	126	8,980
OneMain Holdings Inc.(a)	163	5,302
PRA Group Inc.(a)	305	11,773
SLM Corp.(a)	640	7,315
		56,861
Containers & Packaging — 1.0%
AptarGroup Inc.	327	30,189
Bemis Co. Inc.	176	7,445
Berry Global Group Inc.(a)	250	12,072
Greif Inc., Class A, NVS	158	9,213
Owens-Illinois Inc.(a)	1,224	22,766
Sonoco Products Co.	523	26,741
		108,426
Distributors — 0.3%
Pool Corp.	245	35,015
Diversified Consumer Services — 1.9%
American Public Education Inc.(a)	144	6,134
Bright Horizons Family Solutions Inc.(a)	549	55,559
Capella Education Co.	72	6,836
Carriage Services Inc.	836	21,025
Graham Holdings Co., Class B	15	8,713
Grand Canyon Education Inc.(a)	105	11,666
Houghton Mifflin Harcourt Co.(a)	838	5,698
Service Corp. International/U.S.	819	30,049
ServiceMaster Global Holdings Inc.(a)	683	39,027
Sotheby's(a)	170	9,319
Weight Watchers International Inc.(a)	130	9,792
		203,818
Diversified Financial Services — 0.1%
On Deck Capital Inc.(a)	1,023	6,793
Security	Shares	Value
Diversified Financial Services (continued)
Texas Pacific Land Trust	11	$ 7,773
		14,566
Diversified Telecommunication Services — 0.3%
Cogent Communications Holdings Inc.	111	5,694
Consolidated Communications Holdings Inc.	498	5,583
Frontier Communications Corp.	581	4,497
Iridium Communications Inc.(a)	476	7,235
Vonage Holdings Corp.(a)	512	5,862
		28,871
Electric Utilities — 0.9%
Hawaiian Electric Industries Inc.	689	23,654
IDACORP Inc.	445	41,100
Portland General Electric Co.	641	27,345
		92,099
Electrical Equipment — 0.9%
Atkore International Group Inc.(a)	429	9,481
EnerSys	277	22,135
Generac Holdings Inc.(a)	189	9,467
Hubbell Inc.	213	22,938
Regal Beloit Corp.	246	19,545
Sunrun Inc.(a)	511	5,876
Vicor Corp.(a)	140	6,062
		95,504
Electronic Equipment, Instruments & Components — 3.4%
AVX Corp.	354	5,413
Badger Meter Inc.	365	15,969
Belden Inc.	162	8,952
Benchmark Electronics Inc.	203	5,654
Coherent Inc.(a)	98	16,371
CTS Corp.	342	11,115
Dolby Laboratories Inc., Class A	308	19,342
Fabrinet(a)	172	6,042
Fitbit Inc., Class A(a)	1,062	5,724
Insight Enterprises Inc.(a)	237	11,115
Itron Inc.(a)	141	8,051
Jabil Inc.	207	5,854
KEMET Corp.(a)	315	6,294
Keysight Technologies Inc.(a)	7	411
Littelfuse Inc.	86	18,666
Methode Electronics Inc.	442	17,746
MTS Systems Corp.	196	10,270
National Instruments Corp.	1,003	41,745
Novanta Inc.(a)	129	8,366
OSI Systems Inc.(a)	221	15,156
Plexus Corp.(a)	270	15,701
Rogers Corp.(a)	92	10,484
Sanmina Corp.(a)	186	5,357
SYNNEX Corp.	140	14,955
Tech Data Corp.(a)	188	16,320
TTM Technologies Inc.(a)	351	6,329
VeriFone Systems Inc.(a)	440	10,006
Vishay Intertechnology Inc.	796	16,875
Zebra Technologies Corp., Class A(a)	193	29,627
		363,910
Energy Equipment & Services — 2.0%
Archrock Inc.	654	7,554
C&J Energy Services Inc.(a)	378	10,176
Core Laboratories NV	358	44,457
Dril-Quip Inc.(a)	115	5,497

iShares® MSCI USA Small-Cap ESG Optimized ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Energy Equipment & Services (continued)
Ensco PLC, Class A	1,097	$ 7,131
Fairmount Santrol Holdings Inc.(a)	902	5,078
Forum Energy Technologies Inc.(a)	361	5,108
Helix Energy Solutions Group Inc.(a)	679	5,228
Keane Group Inc.(a)	369	5,406
McDermott International Inc.(a)	774	16,819
Nabors Industries Ltd.	741	5,535
Natural Gas Services Group Inc.(a)	241	5,555
NCS Multistage Holdings Inc.(a)	351	5,342
Newpark Resources Inc.(a)	747	8,105
Oceaneering International Inc.	551	13,130
Oil States International Inc.(a)	260	9,204
Patterson-UTI Energy Inc.	530	10,960
Superior Energy Services Inc.(a)	630	6,886
Transocean Ltd.(a)	568	7,140
U.S. Silica Holdings Inc.	413	12,774
Unit Corp.(a)	268	5,853
Weatherford International PLC(a)	4,177	14,160
		217,098
Equity Real Estate Investment Trusts (REITs) — 9.3%
Acadia Realty Trust	243	6,257
American Campus Communities Inc.	896	35,930
Apartment Investment & Management Co., Class A	209	8,533
Brandywine Realty Trust	3,187	51,821
Brixmor Property Group Inc.	2,132	33,430
CatchMark Timber Trust Inc., Class A	468	5,944
CBL & Associates Properties Inc.	1,228	6,214
Colony NorthStar Inc., Class A	1,363	8,110
CoreSite Realty Corp.	296	31,423
Corporate Office Properties Trust	1,415	39,478
Cousins Properties Inc.	2,312	21,779
CubeSmart	424	12,932
CyrusOne Inc.	644	35,665
DCT Industrial Trust Inc.	223	14,524
DDR Corp.	374	5,681
DiamondRock Hospitality Co.	598	7,613
Douglas Emmett Inc.	1,566	60,275
Easterly Government Properties Inc.	1,934	39,163
Education Realty Trust Inc.	270	9,866
EPR Properties	165	10,129
First Industrial Realty Trust Inc.	199	6,553
Forest City Realty Trust Inc., Class A	2,128	43,347
Four Corners Property Trust Inc.	385	8,813
Franklin Street Properties Corp.	2,506	19,396
Gaming and Leisure Properties Inc.	307	10,776
Government Properties Income Trust	293	4,257
Gramercy Property Trust	715	19,713
Hospitality Properties Trust	367	10,625
Hudson Pacific Properties Inc.	498	17,629
InfraREIT Inc.(a)	360	7,690
JBG SMITH Properties	652	24,052
Kilroy Realty Corp.	847	64,499
Kite Realty Group Trust	369	5,790
Lamar Advertising Co., Class A	91	6,299
LaSalle Hotel Properties	226	7,752
Life Storage Inc.	86	7,957
MGM Growth Properties LLC, Class A	220	6,530
National Health Investors Inc.	137	10,113
NorthStar Realty Europe Corp.	405	5,694
Omega Healthcare Investors Inc.	458	14,038
Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Outfront Media Inc.	306	$ 6,071
Paramount Group Inc.	766	11,505
Park Hotels & Resorts Inc.	459	14,789
Piedmont Office Realty Trust Inc., Class A	304	5,843
PotlatchDeltic Corp.	236	11,918
QTS Realty Trust Inc., Class A	298	11,244
Quality Care Properties Inc.(a)	265	5,692
Rayonier Inc.	477	18,541
Rexford Industrial Realty Inc.	384	12,008
RLJ Lodging Trust	575	13,455
Sabra Health Care REIT Inc.	897	18,595
Select Income REIT	949	20,498
Senior Housing Properties Trust	355	6,269
Sun Communities Inc.	61	5,897
Sunstone Hotel Investors Inc.	485	8,434
Tier REIT Inc.	566	12,429
Uniti Group Inc.(a)	850	17,824
Washington Prime Group Inc.	848	6,165
Washington REIT	535	15,344
WP Carey Inc.	433	29,102
		997,913
Food & Staples Retailing — 1.0%
Casey's General Stores Inc.	63	6,098
Performance Food Group Co.(a)	507	18,125
PriceSmart Inc.	120	10,158
Rite Aid Corp.(a)	3,528	5,645
SpartanNash Co.	339	8,394
Sprouts Farmers Market Inc.(a)	254	5,512
U.S. Foods Holding Corp.(a)	883	31,505
United Natural Foods Inc.(a)	412	18,779
		104,216
Food Products — 1.3%
Darling Ingredients Inc.(a)	840	15,784
Dean Foods Co.	633	6,058
Flowers Foods Inc.	288	5,846
Fresh Del Monte Produce Inc.	126	5,659
Freshpet Inc.(a)	279	6,361
Hain Celestial Group Inc. (The)(a)	441	11,254
Lamb Weston Holdings Inc.	745	47,494
Pinnacle Foods Inc.	229	14,642
Post Holdings Inc.(a)	153	11,761
Simply Good Foods Co. (The)(a)	540	7,155
TreeHouse Foods Inc.(a)	174	8,336
		140,350
Gas Utilities — 1.1%
Chesapeake Utilities Corp.	134	10,700
National Fuel Gas Co.	117	6,159
New Jersey Resources Corp.	221	9,812
ONE Gas Inc.	204	15,310
South Jersey Industries Inc.	616	20,402
Southwest Gas Holdings Inc.	228	17,260
Spire Inc.	79	5,672
WGL Holdings Inc.	399	35,192
		120,507
Health Care Equipment & Supplies — 3.5%
Abaxis Inc.	82	6,790
Analogic Corp.	70	5,856
AngioDynamics Inc.(a)	323	6,793
AtriCure Inc.(a)	242	5,738

iShares® MSCI USA Small-Cap ESG Optimized ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Cantel Medical Corp.	93	$ 10,145
Cardiovascular Systems Inc.(a)	297	8,940
Cerus Corp.(a)	858	5,654
CryoLife Inc.(a)	209	5,758
DexCom Inc.(a)	256	22,525
GenMark Diagnostics Inc.(a)	792	5,805
Glaukos Corp.(a)	162	6,119
Globus Medical Inc., Class A(a)	219	12,165
Haemonetics Corp.(a)	216	19,516
Halyard Health Inc.(a)	103	5,652
Heska Corp.(a)	55	5,882
Hill-Rom Holdings Inc.	92	8,464
Inogen Inc.(a)	49	8,952
Insulet Corp.(a)	142	13,318
Integer Holdings Corp.(a)	83	5,478
Integra LifeSciences Holdings Corp.(a)	86	5,545
iRhythm Technologies Inc.(a)	80	6,096
LeMaitre Vascular Inc.	164	5,556
LivaNova PLC(a)	168	15,800
Merit Medical Systems Inc.(a)	263	13,492
Neogen Corp.(a)	74	5,634
Nevro Corp.(a)	77	6,059
Novocure Ltd.(a)	189	5,958
NuVasive Inc.(a)	120	6,151
OraSure Technologies Inc.(a)	344	5,851
Orthofix International NV(a)	121	6,613
Penumbra Inc.(a)	121	19,469
Quidel Corp.(a)	129	8,088
STAAR Surgical Co.(a)	210	6,248
STERIS PLC	329	34,163
Tactile Systems Technology Inc.(a)	120	5,956
Varex Imaging Corp.(a)	198	7,318
West Pharmaceutical Services Inc.	495	46,035
		379,582
Health Care Providers & Services — 3.1%
Acadia Healthcare Co. Inc.(a)	192	7,716
Amedisys Inc.(a)	148	11,300
AMN Healthcare Services Inc.(a)	276	15,594
BioTelemetry Inc.(a)	189	7,985
Brookdale Senior Living Inc.(a)	988	7,776
Chemed Corp.	40	13,040
Civitas Solutions Inc.(a)	357	5,694
CorVel Corp.(a)	153	7,727
Cross Country Healthcare Inc.(a)	495	6,034
Diplomat Pharmacy Inc.(a)	246	5,791
Encompass Health Corp.	462	29,914
Ensign Group Inc. (The)	161	5,894
Envision Healthcare Corp.(a)	426	18,552
HealthEquity Inc.(a)	129	9,586
LHC Group Inc.(a)	96	7,389
LifePoint Health Inc.(a)	101	5,444
Magellan Health Inc.(a)	67	6,127
MEDNAX Inc.(a)	383	17,561
Molina Healthcare Inc.(a)	93	7,898
National Research Corp.	244	8,406
Owens & Minor Inc.	537	8,753
Patterson Companies Inc.	1,281	26,799
Premier Inc., Class A(a)	637	20,779
Providence Service Corp. (The)(a)	187	13,464
Select Medical Holdings Corp.(a)	577	10,444
Security	Shares	Value
Health Care Providers & Services (continued)
Tenet Healthcare Corp.(a)	215	$ 7,617
Tivity Health Inc.(a)	316	11,076
U.S. Physical Therapy Inc.	142	13,256
WellCare Health Plans Inc.(a)	48	10,640
		328,256
Health Care Technology — 0.6%
Allscripts Healthcare Solutions Inc.(a)	1,156	14,623
athenahealth Inc.(a)	141	21,216
Medidata Solutions Inc.(a)	197	15,201
Teladoc Inc.(a)	195	9,926
		60,966
Hotels, Restaurants & Leisure — 2.4%
BBX Capital Corp.	607	5,354
BJ's Restaurants Inc.	105	5,911
Boyd Gaming Corp.	421	15,893
Brinker International Inc.	292	12,769
Caesars Entertainment Corp.(a)	2,086	25,345
Cheesecake Factory Inc. (The)	120	6,217
Churchill Downs Inc.	71	21,257
Cracker Barrel Old Country Store Inc.	36	5,642
Dine Brands Global Inc.	99	6,282
Dunkin' Brands Group Inc.	500	32,015
El Pollo Loco Holdings Inc.(a)	1,130	11,978
Eldorado Resorts Inc.(a)	232	10,486
ILG Inc.	434	14,860
International Speedway Corp., Class A	203	8,465
Jack in the Box Inc.	88	7,099
Marriott Vacations Worldwide Corp.	62	7,455
Planet Fitness Inc., Class A(a)	172	6,816
Red Robin Gourmet Burgers Inc.(a)	99	4,985
Scientific Games Corp./DE, Class A(a)	157	9,310
Shake Shack Inc., Class A(a)	183	10,910
Six Flags Entertainment Corp.	251	16,195
Wendy's Co. (The)	889	14,322
		259,566
Household Durables — 1.1%
Century Communities Inc.(a)	189	5,689
Ethan Allen Interiors Inc.	243	5,698
Green Brick Partners Inc.(a)	468	5,546
Helen of Troy Ltd.(a)	199	17,870
Hooker Furniture Corp.	153	5,707
iRobot Corp.(a)	196	12,232
KB Home	405	10,668
La-Z-Boy Inc.	233	7,270
LGI Homes Inc.(a)	136	8,284
MDC Holdings Inc.	181	5,716
Meritage Homes Corp.(a)	133	6,018
Tempur Sealy International Inc.(a)	185	8,534
TopBuild Corp.(a)	72	6,044
TRI Pointe Group Inc.(a)	325	5,730
Tupperware Brands Corp.	126	5,312
		116,318
Household Products — 0.1%
Energizer Holdings Inc.	130	7,896
Independent Power and Renewable Electricity Producers — 1.0%
8Point3 Energy Partners LP	477	5,858
NextEra Energy Partners LP	212	9,532
NRG Energy Inc.	813	27,829

iShares® MSCI USA Small-Cap ESG Optimized ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Independent Power and Renewable Electricity Producers (continued)
NRG Yield Inc., Class C	792	$ 13,860
Ormat Technologies Inc.	411	21,298
Pattern Energy Group Inc., Class A	1,175	21,831
TerraForm Power Inc., Class A	756	8,399
		108,607
Industrial Conglomerates — 0.4%
Carlisle Companies Inc.	301	32,324
Raven Industries Inc.	251	9,488
		41,812
Insurance — 1.6%
AmTrust Financial Services Inc.	443	5,919
Aspen Insurance Holdings Ltd.	345	14,973
Assured Guaranty Ltd.	276	9,795
Brown & Brown Inc.	527	14,640
CNO Financial Group Inc.	35	701
Crawford & Co., Class A	776	6,231
Erie Indemnity Co., Class A, NVS	83	9,380
First American Financial Corp.	620	32,290
Genworth Financial Inc., Class A(a)	1,963	6,753
Hanover Insurance Group Inc. (The)	139	16,852
Horace Mann Educators Corp.	153	6,763
Kemper Corp.	70	5,558
Old Republic International Corp.	280	5,874
ProAssurance Corp.	183	7,027
Universal Insurance Holdings Inc.	157	5,597
Validus Holdings Ltd.	261	17,685
White Mountains Insurance Group Ltd.	11	9,923
		175,961
Internet & Direct Marketing Retail — 0.5%
Groupon Inc.(a)	1,161	5,584
Lands' End Inc.(a)	282	5,570
Nutrisystem Inc.	207	7,721
Shutterfly Inc.(a)	200	18,828
Wayfair Inc., Class A(a)	186	17,177
		54,880
Internet Software & Services — 2.4%
2U Inc.(a)	175	16,590
ANGI Homeservices Inc., Class A(a)	396	5,964
Benefitfocus Inc.(a)	158	5,301
Box Inc., Class A(a)	233	6,473
Carbonite Inc.(a)	156	6,107
Coupa Software Inc.(a)	138	7,366
Envestnet Inc.(a)	135	7,142
Etsy Inc.(a)	409	13,227
Five9 Inc.(a)	234	8,164
Gogo Inc.(a)	1,082	5,551
GrubHub Inc.(a)	216	23,157
GTT Communications Inc.(a)	112	5,264
Limelight Networks Inc.(a)	1,080	5,292
LivePerson Inc.(a)	293	5,714
LogMeIn Inc.	216	23,306
MINDBODY Inc., Class A(a)	341	13,435
New Relic Inc.(a)	185	18,794
Nutanix Inc., Class A(a)	439	23,465
Pandora Media Inc.(a)	920	6,642
Quotient Technology Inc.(a)	530	7,102
SPS Commerce Inc.(a)	95	7,071
Stamps.com Inc.(a)	36	9,029
Trade Desk Inc. (The), Class A(a)	85	7,270
Security	Shares	Value
Internet Software & Services (continued)
Twilio Inc., Class A(a)	252	$ 13,600
Yelp Inc.(a)	130	5,571
		256,597
IT Services — 2.6%
Acxiom Corp.(a)	195	5,711
Black Knight Inc.(a)	486	24,592
Blackhawk Network Holdings Inc.(a)	135	6,075
Booz Allen Hamilton Holding Corp.	664	29,940
CACI International Inc., Class A(a)	80	13,332
Conduent Inc.(a)	955	18,384
Convergys Corp.	234	5,532
CSG Systems International Inc.	138	5,710
EPAM Systems Inc.(a)	104	12,811
Euronet Worldwide Inc.(a)	78	6,537
Everi Holdings Inc.(a)	744	5,573
ExlService Holdings Inc.(a)	104	5,896
MoneyGram International Inc.(a)	811	5,377
Science Applications International Corp.	205	18,132
ServiceSource International Inc.(a)	1,312	5,497
Sykes Enterprises Inc.(a)	567	15,961
Teradata Corp.(a)	966	38,514
Travelport Worldwide Ltd.	1,056	18,522
TTEC Holdings Inc.	159	5,613
Virtusa Corp.(a)	171	8,302
WEX Inc.(a)	141	24,789
		280,800
Leisure Products — 0.1%
Brunswick Corp./DE	88	5,597
Callaway Golf Co.	532	10,076
		15,673
Life Sciences Tools & Services — 1.1%
Accelerate Diagnostics Inc.(a)	254	5,182
Bio-Rad Laboratories Inc., Class A(a)	37	10,624
Bio-Techne Corp.	46	6,915
Bruker Corp.	625	18,919
Charles River Laboratories International Inc.(a)	54	5,806
Luminex Corp.	480	13,593
NeoGenomics Inc.(a)	492	5,707
PerkinElmer Inc.	451	33,523
PRA Health Sciences Inc.(a)	127	10,782
Syneos Health Inc.(a)	162	6,966
		118,017
Machinery — 4.1%
Actuant Corp., Class A	384	8,966
Alamo Group Inc.	85	7,838
Allison Transmission Holdings Inc.	426	17,598
Barnes Group Inc.	223	13,251
Briggs & Stratton Corp.	683	12,601
Chart Industries Inc.(a)	152	9,793
Crane Co.	93	7,729
Donaldson Co. Inc.	833	39,318
ESCO Technologies Inc.	236	13,240
Franklin Electric Co. Inc.	422	19,518
Gardner Denver Holdings Inc.(a)	276	9,072
Graco Inc.	152	6,901
Harsco Corp.(a)	224	5,488
Hillenbrand Inc.	441	20,573
Hyster-Yale Materials Handling Inc.	96	6,403
ITT Inc.	280	14,454

iShares® MSCI USA Small-Cap ESG Optimized ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Machinery (continued)
John Bean Technologies Corp.	92	$ 8,124
Kennametal Inc.	245	9,121
Lindsay Corp.	78	7,677
Lydall Inc.(a)	146	6,117
Manitowoc Co. Inc. (The)(a)	198	4,849
Meritor Inc.(a)	443	9,192
Navistar International Corp.(a)	297	11,120
Nordson Corp.	86	10,804
Oshkosh Corp.	367	26,699
Proto Labs Inc.(a)	92	11,095
Spartan Motors Inc.	351	5,441
Tennant Co.	105	8,274
Terex Corp.	273	10,805
Timken Co. (The)	120	5,676
Toro Co. (The)	454	26,332
TriMas Corp.(a)	192	5,491
Trinity Industries Inc.	170	5,863
Wabash National Corp.	288	5,763
Watts Water Technologies Inc., Class A	212	16,313
Welbilt Inc.(a)	673	13,103
Woodward Inc.	302	22,883
		443,485
Media — 1.9%
Cable One Inc.	22	14,283
Cinemark Holdings Inc.	939	31,710
Gannett Co. Inc.	930	9,830
GCI Liberty Inc., Class A(a)	177	7,455
Hemisphere Media Group Inc.(a)	1,080	13,122
IMAX Corp.(a)	426	8,904
John Wiley & Sons Inc., Class A	288	19,527
Liberty Latin America Ltd., Class A(a)	258	5,612
Liberty Latin America Ltd., Class C, NVS(a)	259	5,633
Lions Gate Entertainment Corp., Class A	419	9,947
Loral Space & Communications Inc.(a)	148	5,683
Meredith Corp.	117	5,891
National CineMedia Inc.	776	5,750
New York Times Co. (The), Class A	795	18,086
Nexstar Media Group Inc., Class A	90	5,967
Scholastic Corp., NVS	218	9,808
Sinclair Broadcast Group Inc., Class A	199	5,453
TEGNA Inc.	510	5,289
Tribune Media Co., Class A	147	5,274
World Wrestling Entertainment Inc., Class A	96	5,660
		198,884
Metals & Mining — 1.5%
Alcoa Corp.(a)	688	33,072
Century Aluminum Co.(a)	321	5,688
Cleveland-Cliffs Inc.(a)	1,109	9,382
Commercial Metals Co.	420	9,929
Compass Minerals International Inc.	146	9,549
Reliance Steel & Aluminum Co.	347	32,469
Royal Gold Inc.	366	32,816
Schnitzer Steel Industries Inc., Class A	448	13,955
U.S. Steel Corp.	405	14,932
		161,792
Mortgage Real Estate Investment — 0.9%
Apollo Commercial Real Estate Finance Inc.	776	14,426
Chimera Investment Corp.	432	7,953
CYS Investments Inc.	835	6,112
Security	Shares	Value
Mortgage Real Estate Investment (continued)
Dynex Capital Inc.	851	$ 5,557
Granite Point Mortgage Trust Inc.	382	7,056
Hannon Armstrong Sustainable Infrastructure Capital Inc.	351	6,437
Invesco Mortgage Capital Inc.	345	5,599
MTGE Investment Corp.	278	5,546
New Residential Investment Corp.	444	7,939
Starwood Property Trust Inc.	1,288	27,963
		94,588
Multi-Utilities — 0.5%
Avista Corp.	766	40,169
MDU Resources Group Inc.	498	13,844
		54,013
Multiline Retail — 0.1%
Big Lots Inc.	162	6,627
Oil, Gas & Consumable Fuels — 3.3%
California Resources Corp.(a)	176	6,206
Callon Petroleum Co.(a)	842	9,969
Carrizo Oil & Gas Inc.(a)	207	5,229
Centennial Resource Development Inc./DE, Class A(a)	295	5,481
Chesapeake Energy Corp.(a)	2,497	11,162
CNX Resources Corp.(a)	595	9,615
CONSOL Energy Inc.(a)	126	5,551
Delek U.S. Holdings Inc.	283	15,786
Denbury Resources Inc.(a)	2,169	9,218
Energen Corp.(a)	381	25,847
EnLink Midstream LLC	334	5,845
Green Plains Inc.	259	5,530
Gulfport Energy Corp.(a)	552	6,133
Kosmos Energy Ltd.(a)	2,079	16,154
Laredo Petroleum Inc.(a)	729	6,765
Matador Resources Co.(a)	199	5,586
Murphy Oil Corp.	224	6,888
Oasis Petroleum Inc.(a)	1,000	13,030
PBF Energy Inc., Class A	356	16,796
PDC Energy Inc.(a)	220	13,308
Peabody Energy Corp.	434	18,779
QEP Resources Inc.(a)	839	10,143
Range Resources Corp.	753	11,815
Renewable Energy Group Inc.(a)	318	5,676
RSP Permian Inc.(a)	375	16,402
SemGroup Corp., Class A	236	5,971
SM Energy Co.	398	10,428
Southwestern Energy Co.(a)	2,223	10,515
SRC Energy Inc.(a)	671	8,683
Talos Energy Inc.(a)	166	5,332
Tellurian Inc.(a)	455	5,246
Whiting Petroleum Corp.(a)	274	14,363
World Fuel Services Corp.	476	9,939
WPX Energy Inc.(a)	1,077	19,612
		353,003
Paper & Forest Products — 0.6%
Boise Cascade Co.	527	25,138
Clearwater Paper Corp.(a)	212	5,099
Domtar Corp.	267	12,835
KapStone Paper and Packaging Corp.	285	9,804
Louisiana-Pacific Corp.	353	10,300
		63,176

iShares® MSCI USA Small-Cap ESG Optimized ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Personal Products — 0.5%
Edgewell Personal Care Co.(a)	171	$ 7,476
Herbalife Nutrition Ltd.(a)	338	17,160
Medifast Inc.	111	16,260
Nu Skin Enterprises Inc., Class A	69	5,651
USANA Health Sciences Inc.(a)	47	5,499
		52,046
Pharmaceuticals — 1.3%
Aclaris Therapeutics Inc.(a)	306	5,529
Aerie Pharmaceuticals Inc.(a)	125	6,412
Akorn Inc.(a)	397	5,546
Amneal Pharmaceuticals Inc.(a)	334	6,593
Assembly Biosciences Inc.(a)	137	5,794
Catalent Inc.(a)	476	18,688
Corcept Therapeutics Inc.(a)	333	6,160
Horizon Pharma PLC(a)	531	8,655
Intersect ENT Inc.(a)	194	8,274
Intra-Cellular Therapies Inc.(a)	252	5,867
Medicines Co. (The)(a)	270	9,142
MyoKardia Inc.(a)	117	5,569
Pacira Pharmaceuticals Inc./DE(a)	163	5,738
Prestige Brands Holdings Inc.(a)	165	5,516
Reata Pharmaceuticals Inc., Series A(a)	175	6,211
Revance Therapeutics Inc.(a)	184	5,134
Supernus Pharmaceuticals Inc.(a)	168	9,467
Theravance Biopharma Inc.(a)	249	6,061
Zogenix Inc.(a)	135	5,744
		136,100
Professional Services — 1.3%
ASGN Inc.(a)	165	12,705
Dun & Bradstreet Corp. (The)	85	10,439
Exponent Inc.	59	5,865
FTI Consulting Inc.(a)	91	5,739
GP Strategies Corp.(a)	284	5,595
ICF International Inc.	161	11,375
Insperity Inc.	144	13,248
Kelly Services Inc., Class A, NVS	733	16,426
Korn/Ferry International	159	8,694
Navigant Consulting Inc.(a)	231	5,627
Resources Connection Inc.	360	5,994
TriNet Group Inc.(a)	300	16,092
TrueBlue Inc.(a)	408	10,526
WageWorks Inc.(a)	277	13,144
		141,469
Real Estate Management & Development — 0.8%
HFF Inc., Class A	161	5,669
Howard Hughes Corp. (The)(a)	246	31,052
Kennedy-Wilson Holdings Inc.	360	7,344
Marcus & Millichap Inc.(a)	386	14,459
Realogy Holdings Corp.	429	10,206
RMR Group Inc. (The), Class A	73	5,519
St. Joe Co. (The)(a)	396	7,049
		81,298
Road & Rail — 0.8%
ArcBest Corp.	126	5,979
Avis Budget Group Inc.(a)	293	11,424
Genesee & Wyoming Inc., Class A(a)	214	16,715
Hertz Global Holdings Inc.(a)	337	5,085
Landstar System Inc.	79	8,959
Ryder System Inc.	461	30,924
Security	Shares	Value
Road & Rail (continued)
Werner Enterprises Inc.	143	$ 5,699
		84,785
Semiconductors & Semiconductor Equipment — 2.9%
Brooks Automation Inc.	418	13,660
Cabot Microelectronics Corp.	190	21,502
Cavium Inc.(a)	189	15,802
Cirrus Logic Inc.(a)	464	17,391
Cree Inc.(a)	491	22,891
Cypress Semiconductor Corp.	346	5,695
Entegris Inc.	512	17,971
First Solar Inc.(a)	302	20,418
Ichor Holdings Ltd.(a)	229	5,698
Inphi Corp.(a)	171	5,776
Integrated Device Technology Inc.(a)	378	12,565
Kulicke & Soffa Industries Inc.(a)	630	15,170
Mellanox Technologies Ltd.(a)	167	14,262
MKS Instruments Inc.	91	10,210
Nanometrics Inc.(a)	353	14,815
NVE Corp.	54	5,849
Power Integrations Inc.	112	8,417
Rambus Inc.(a)	645	8,682
Semtech Corp.(a)	196	9,486
Silicon Laboratories Inc.(a)	153	16,157
SolarEdge Technologies Inc.(a)	115	6,423
Teradyne Inc.	363	13,761
Universal Display Corp.	173	17,127
Veeco Instruments Inc.(a)	336	5,729
Versum Materials Inc.	234	9,353
		314,810
Software — 3.8%
8x8 Inc.(a)	271	5,068
ACI Worldwide Inc.(a)	603	14,562
Aspen Technology Inc.(a)	95	8,860
Blackbaud Inc.	236	23,003
Blackline Inc.(a)	216	8,990
Ellie Mae Inc.(a)	77	8,184
Everbridge Inc.(a)	126	5,796
Fair Isaac Corp.(a)	191	35,150
FireEye Inc.(a)	452	7,544
Guidewire Software Inc.(a)	127	11,791
HubSpot Inc.(a)	100	12,120
Manhattan Associates Inc.(a)	303	13,186
Nuance Communications Inc.(a)	509	6,877
OneSpan Inc., NVS(a)	278	6,019
Paycom Software Inc.(a)	189	19,934
Paylocity Holding Corp.(a)	238	14,220
Proofpoint Inc.(a)	114	13,325
PTC Inc.(a)	452	38,980
Qualys Inc.(a)	138	10,619
Rapid7 Inc.(a)	182	5,764
RingCentral Inc., Class A(a)	288	21,816
Tableau Software Inc., Class A(a)	250	24,717
TiVo Corp.	630	9,072
Tyler Technologies Inc.(a)	56	12,971
Ultimate Software Group Inc. (The)(a)	104	27,264
Varonis Systems Inc.(a)	75	5,794
Workiva Inc.(a)	288	7,488
Zendesk Inc.(a)	317	17,717

iShares® MSCI USA Small-Cap ESG Optimized ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Software (continued)
Zynga Inc., Class A(a)	1,363	$ 5,997
		402,828
Specialty Retail — 2.8%
Aaron's Inc.	363	14,440
American Eagle Outfitters Inc.	906	20,113
Asbury Automotive Group Inc.(a)	113	7,859
At Home Group Inc.(a)	151	5,338
AutoNation Inc.(a)	199	9,260
Buckle Inc. (The)	216	5,540
Burlington Stores Inc.(a)	197	28,811
Caleres Inc.	230	8,156
DSW Inc., Class A	225	5,373
Five Below Inc.(a)	171	12,092
Floor & Decor Holdings Inc., Class A(a)	126	5,922
Foot Locker Inc.	457	24,664
GameStop Corp., Class A	630	8,316
GNC Holdings Inc., Class A(a)	1,602	5,126
Group 1 Automotive Inc.	81	5,691
Hibbett Sports Inc.(a)	196	5,184
Lithia Motors Inc., Class A	108	10,557
MarineMax Inc.(a)	242	5,675
Michaels Companies Inc. (The)(a)	389	7,142
Monro Inc.	153	8,583
Murphy USA Inc.(a)	140	9,346
Office Depot Inc.	2,371	5,596
Rent-A-Center Inc./TX	546	5,182
RH(a)	57	5,571
Sally Beauty Holdings Inc.(a)	461	6,980
Signet Jewelers Ltd.	359	15,437
Sleep Number Corp.(a)	189	5,286
Tailored Brands Inc.	204	6,693
Williams-Sonoma Inc.	487	26,965
Zumiez Inc.(a)	226	5,481
		296,379
Technology Hardware, Storage & Peripherals — 0.3%
3D Systems Corp.(a)	459	5,673
Cray Inc.(a)	214	5,329
NCR Corp.(a)	349	10,505
Pure Storage Inc., Class A(a)	261	5,601
		27,108
Textiles, Apparel & Luxury Goods — 1.1%
Carter's Inc.	99	10,792
Columbia Sportswear Co.	288	25,088
Crocs Inc.(a)	459	8,188
Deckers Outdoor Corp.(a)	200	22,632
Fossil Group Inc.(a)	281	6,148
Movado Group Inc.	251	12,324
Skechers U.S.A. Inc., Class A(a)	233	6,771
Wolverine World Wide Inc.	641	21,493
		113,436
Thrifts & Mortgage Finance — 1.2%
Essent Group Ltd.(a)	157	5,479
Federal Agricultural Mortgage Corp., Class C, NVS	91	8,510
First Defiance Financial Corp.	99	6,189
Flagstar Bancorp. Inc.(a)	199	6,923
HomeStreet Inc.(a)	496	13,293
LendingTree Inc.(a)	21	5,437
Security	Shares	Value
Thrifts & Mortgage Finance (continued)
Meta Financial Group Inc.	54	$ 6,110
MGIC Investment Corp.(a)	1,805	18,754
NMI Holdings Inc., Class A(a)	326	5,607
OceanFirst Financial Corp.	405	11,875
Radian Group Inc.	367	5,835
TFS Financial Corp.	506	8,096
Walker & Dunlop Inc.	103	5,780
Washington Federal Inc.	363	11,779
WSFS Financial Corp.	162	8,481
		128,148
Trading Companies & Distributors — 1.1%
Air Lease Corp.	133	5,907
Aircastle Ltd.	256	5,468
Beacon Roofing Supply Inc.(a)	283	11,858
Foundation Building Materials Inc.(a)	382	5,864
GATX Corp.	227	16,321
Herc Holdings Inc.(a)	93	5,082
MSC Industrial Direct Co. Inc., Class A	78	7,163
Nexeo Solutions Inc.(a)	951	9,206
NOW Inc.(a)	362	5,090
Rush Enterprises Inc., Class A(a)	123	5,293
SiteOne Landscape Supply Inc.(a)	162	12,255
Triton International Ltd.	151	5,256
Veritiv Corp.(a)	167	5,553
Watsco Inc.	30	5,580
WESCO International Inc.(a)	290	17,211
		123,107
Transportation Infrastructure — 0.2%
Macquarie Infrastructure Corp.	521	20,225
Water Utilities — 0.1%
Aqua America Inc.	333	11,555
Wireless Telecommunication Services — 0.1%
Boingo Wireless Inc.(a)	407	8,755
Shenandoah Telecommunications Co.	178	5,678
		14,433
Total Common Stocks — 103.5% (Cost: $10,611,393)		11,100,161
Short-Term Investments
Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.64%(b)(c)	23,136	23,136
Total Short-Term Investments — 0.2% (Cost: $23,136)		23,136
Total Investments in Securities — 103.7% (Cost: $10,634,529)		11,123,297
Other Assets, Less Liabilities — (3.7)%		(394,637)
Net Assets — 100.0%		$ 10,728,660

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

iShares® MSCI USA Small-Cap ESG Optimized ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018

Affiliates
Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 04/10/18(a)	Net Activity	Shares Held at 05/31/18	Value at 05/31/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	—	23,136	23,136	$ 23,136	$ 34	$ —	$ —

(a)	The Fund commenced operations on April 10, 2018.
Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$ 11,100,161	$ —	$ —	$ 11,100,161
Money Market Funds	23,136	—	—	23,136
	$ 11,123,297	$ —	$ —	$ 11,123,297
Portfolio Abbreviations - Equity
NVS	Non-Voting Shares

Item 2.	Controls and Procedures.

(a)	The President (the registrant’s Principal Executive Officer) and Chief Financial Officer (the registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of the President (the registrant’s Principal Executive Officer) and Treasurer and Chief Financial Officer (the registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 is filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Martin Small
Martin Small, President (Principal Executive Officer)

Date:	July 30, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Martin Small
Martin Small, President (Principal Executive Officer)

Date:	July 30, 2018

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date:	July 30, 2018